Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.6% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~	$5,496	$5,539
Total Loan Participations and Assignments (Cost $6,061)		5,539

CORPORATE BONDS & NOTES 87.3%

BANKING & FINANCE 12.4%

AGFC Capital Trust 4.053% (US0003M + 1.750%) due 01/15/2067 ~	1,400	763
Alliant Holdings Intermediate LLC 8.250% due 08/01/2023	5,737	5,873
Ally Financial, Inc.
3.750% due 11/18/2019	6,167	6,177
3.875% due 05/21/2024	4,230	4,388
4.125% due 03/30/2020	3,624	3,656
4.125% due 02/13/2022	6,441	6,602
4.250% due 04/15/2021	7,204	7,384
8.000% due 03/15/2020	4,758	4,871
Ardonagh Midco PLC 8.625% due 07/15/2023	4,466	4,332
CBL & Associates LP 5.250% due 12/01/2023 (g)	2,645	1,850
CIT Group, Inc.
4.750% due 02/16/2024	5,389	5,706
5.000% due 08/15/2022	11,558	12,273
5.000% due 08/01/2023	2,899	3,098
CoreCivic, Inc. 5.000% due 10/15/2022	4,793	4,799
CyrusOne LP 5.000% due 03/15/2024	1,935	2,008
Equinix, Inc. 5.375% due 01/01/2022	5,449	5,585
Fortress Transportation & Infrastructure Investors LLC 6.750% due 03/15/2022	4,181	4,380
Freedom Mortgage Corp. 10.750% due 04/01/2024	1,000	988
Genworth Holdings, Inc.
4.900% due 08/15/2023	2,641	2,521
7.625% due 09/24/2021	979	1,019
Geo Group, Inc. 5.125% due 04/01/2023	2,645	2,347
GLP Capital LP 4.375% due 04/15/2021	300	307
HAT Holdings LLC 5.250% due 07/15/2024	2,500	2,634
Icahn Enterprises LP 6.250% due 02/01/2022	565	581
Intesa Sanpaolo SpA 5.017% due 06/26/2024	3,600	3,709
Iron Mountain, Inc. 4.375% due 06/01/2021	3,423	3,467
iStar, Inc.
5.250% due 09/15/2022	4,475	4,581
6.000% due 04/01/2022	4,272	4,409
KCA Deutag UK Finance PLC
7.250% due 05/15/2021	1,854	1,173
9.875% due 04/01/2022	820	523
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	5,601	5,774
LoanCore Capital Markets LLC 6.875% due 06/01/2020	2,306	2,279
MGIC Investment Corp. 5.750% due 08/15/2023	2,804	3,077
MGM Growth Properties Operating Partnership LP 5.625% due 05/01/2024	2,835	3,119
Nationstar Mortgage Holdings, Inc. 8.125% due 07/15/2023	8,921	9,322
Navient Corp.
5.000% due 10/26/2020	2,381	2,417
5.500% due 01/25/2023	3,934	4,077

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

6.500% due 06/15/2022	2,143	2,288
6.625% due 07/26/2021	3,239	3,409
7.250% due 01/25/2022	500	541
8.000% due 03/25/2020	2,025	2,071
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022	9,218	9,738
Royal Bank of Scotland Group PLC 7.648% due 09/30/2031 •(e)	458	634
SBA Communications Corp. 4.000% due 10/01/2022	9,855	10,101
Springleaf Finance Corp.
5.625% due 03/15/2023	2,033	2,175
6.125% due 05/15/2022	7,002	7,527
6.125% due 03/15/2024	3,568	3,849
7.750% due 10/01/2021	4,586	5,004
8.250% due 12/15/2020	2,677	2,851
Starwood Property Trust, Inc. 5.000% due 12/15/2021	5,913	6,164
Stearns Holdings LLC 9.375% due 08/15/2020 ^(b)	2,946	1,421
VEREIT Operating Partnership LP 4.125% due 06/01/2021	100	103
Voya Financial, Inc. 5.650% due 05/15/2053 •	300	317
		200,262
INDUSTRIALS 67.3%

24 Hour Fitness Worldwide, Inc. 8.000% due 06/01/2022 (g)	6,497	5,433
Acadia Healthcare Co., Inc. 5.625% due 02/15/2023	4,760	4,873
Actuant Corp. 5.625% due 06/15/2022	1,000	1,014
ADT Security Corp.
3.500% due 07/15/2022	6,033	6,078
5.250% due 03/15/2020	2,492	2,527
6.250% due 10/15/2021	9,457	10,119
Aker BP ASA 4.750% due 06/15/2024	3,000	3,141
Alberta ULC 14.000% due 02/13/2020 ^«(b)	672	7
Aleris International, Inc. 10.750% due 07/15/2023 (g)	2,476	2,612
Algeco Global Finance PLC 8.000% due 02/15/2023	6,200	6,217
Allegheny Technologies, Inc.
5.950% due 01/15/2021	6,330	6,500
7.875% due 08/15/2023	1,935	2,106
Altice Financing S.A. 6.625% due 02/15/2023	10,432	10,732
Altice Luxembourg S.A. 7.750% due 05/15/2022	2,108	2,158
American Airlines Group, Inc.
5.000% due 06/01/2022	4,090	4,252
5.500% due 10/01/2019	6,213	6,213
Anixter, Inc. 5.125% due 10/01/2021	7,195	7,518
Antero Resources Corp.
5.125% due 12/01/2022	1,000	883
5.375% due 11/01/2021	6,812	6,616
5.625% due 06/01/2023 (g)	4,038	3,513
APX Group, Inc. 8.750% due 12/01/2020	2,715	2,671
Arconic, Inc.
5.400% due 04/15/2021	7,780	8,051
6.150% due 08/15/2020	7,196	7,419
ARD Finance S.A. (7.125% Cash or 7.875% PIK) 7.125% due 09/15/2023 (a)	8,705	9,010
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	5,042	5,120
4.625% due 05/15/2023	4,442	4,559
Ascent Resources Utica Holdings LLC 10.000% due 04/01/2022	8,402	8,441
Ashland LLC 4.750% due 08/15/2022	7,033	7,393
Avon International Operations, Inc. 7.875% due 08/15/2022	250	261
Avon Products, Inc. 7.000% due 03/15/2023	6,168	6,523
B&G Foods, Inc. 4.625% due 06/01/2021	5,224	5,245
B.C. Unlimited Liability Co.
4.250% due 05/15/2024	8,190	8,446

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

4.625% due 01/15/2022	11,753	11,784
Ball Corp.
4.000% due 11/15/2023	800	839
4.375% due 12/15/2020	5,873	6,008
Barminco Finance Pty. Ltd. 6.625% due 05/15/2022	3,013	3,099
Bausch Health Cos., Inc.
5.500% due 03/01/2023	2,475	2,515
5.875% due 05/15/2023	2,102	2,136
6.500% due 03/15/2022	600	621
Baytex Energy Corp. 5.125% due 06/01/2021	5,410	5,315
Bombardier, Inc.
6.125% due 01/15/2023	6,851	6,995
8.750% due 12/01/2021	10,244	11,102
Brookfield Residential Properties, Inc. 6.500% due 12/15/2020	2,032	2,035
Bruin E&P Partners LLC 8.875% due 08/01/2023	4,563	3,434
Cablevision Systems Corp.
5.875% due 09/15/2022	5,460	5,897
8.000% due 04/15/2020	3,364	3,469
California Resources Corp. 8.000% due 12/15/2022 (g)	2,772	1,386
Calumet Specialty Products Partners LP 6.500% due 04/15/2021 (g)	7,325	7,339
Carvana Co. 8.875% due 10/01/2023	2,105	2,178
CCO Holdings LLC 5.250% due 03/15/2021	3,926	3,932
CDW LLC 5.000% due 09/01/2023	4,459	4,574
Centene Corp.
4.750% due 05/15/2022	5,811	5,950
5.625% due 02/15/2021	3,984	4,043
CF Industries, Inc.
3.450% due 06/01/2023	4,055	4,131
7.125% due 05/01/2020	5,674	5,844
Chemours Co. 6.625% due 05/15/2023	10,220	10,131
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	4,800	5,526
Chesapeake Energy Corp.
5.750% due 03/15/2023	905	697
6.625% due 08/15/2020	1,094	1,105
Clearwater Paper Corp. 4.500% due 02/01/2023	2,924	2,968
CNX Resources Corp. 5.875% due 04/15/2022	4,549	4,390
Cogent Communications Group, Inc. 5.375% due 03/01/2022	3,739	3,907
CommScope, Inc.
5.000% due 06/15/2021	4,761	4,780
5.500% due 03/01/2024	4,910	5,076
5.500% due 06/15/2024	2,450	2,314
Community Health Systems, Inc.
6.250% due 03/31/2023	14,250	14,209
6.875% due 02/01/2022	6,698	5,116
8.625% due 01/15/2024	50	52
9.875% due 06/30/2023 þ	4,153	3,551
Consolidated Communications, Inc. 6.500% due 10/01/2022	699	650
Continental Resources, Inc.
4.500% due 04/15/2023	326	339
5.000% due 09/15/2022	330	333
CPG Merger Sub LLC 8.000% due 10/01/2021	7,955	7,975
Crown Americas LLC 4.500% due 01/15/2023	8,502	8,948
CSC Holdings LLC 6.750% due 11/15/2021	10,376	11,206
DAE Funding LLC 4.500% due 08/01/2022	100	102
DaVita, Inc. 5.125% due 07/15/2024	5,100	5,196
DCP Midstream Operating LP
3.875% due 03/15/2023	4,819	4,885
5.350% due 03/15/2020	4,693	4,740
5.850% due 05/21/2043 •	750	685
Dell International LLC 5.875% due 06/15/2021	10,263	10,440
Dell, Inc. 4.625% due 04/01/2021	3,890	3,999

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Denbury Resources, Inc.
7.750% due 02/15/2024	880	686
9.000% due 05/15/2021	7,425	6,924
Diamond Offshore Drilling, Inc. 3.450% due 11/01/2023	1,075	809
Diamond Resorts International, Inc. 7.750% due 09/01/2023	200	207
DISH DBS Corp.
5.125% due 05/01/2020	5,797	5,877
5.875% due 07/15/2022	11,100	11,586
6.750% due 06/01/2021	6,066	6,398
DKT Finance ApS 9.375% due 06/17/2023	1,055	1,138
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021	1,666	1,696
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (a)	7,050	7,120
Edgewell Personal Care Co. 4.700% due 05/19/2021	3,434	3,524
Eldorado Resorts, Inc. 7.000% due 08/01/2023	4,818	5,047
EMC Corp.
2.650% due 06/01/2020	4,554	4,556
3.375% due 06/01/2023	6,725	6,742
Endo Dac 6.000% due 07/15/2023	5,689	3,518
Energy Transfer Operating LP 6.250% due 02/15/2023 •(e)	3,725	3,461
Ensign Drilling, Inc. 9.250% due 04/15/2024	6,110	5,728
Extraction Oil & Gas, Inc. 7.375% due 05/15/2024	1,000	660
Fairstone Financial, Inc. 7.875% due 07/15/2024	4,500	4,714
Ferrellgas LP 6.750% due 01/15/2022 (g)	5,816	4,951
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	5,996	6,061
5.250% due 04/15/2023	5,683	6,083
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	6,167	6,352
5.125% due 05/15/2024	5,410	5,647
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	6,715	6,749
3.875% due 03/15/2023	10,821	10,929
GameStop Corp. 6.750% due 03/15/2021 (g)	3,604	3,541
Gates Global LLC 6.000% due 07/15/2022	7,764	7,737
GFL Environmental, Inc. 5.625% due 05/01/2022	3,436	3,530
Global Ship Lease, Inc. 9.875% due 11/15/2022	591	621
goeasy Ltd. 7.875% due 11/01/2022	3,246	3,384
Great Lakes Dredge & Dock Corp. 8.000% due 05/15/2022	800	855
Griffon Corp. 5.250% due 03/01/2022	9,823	9,946
Grinding Media, Inc. 7.375% due 12/15/2023	6,296	6,044
Gulfport Energy Corp. 6.625% due 05/01/2023	2,400	1,884
Hanesbrands, Inc. 4.625% due 05/15/2024	3,450	3,653
Harland Clarke Holdings Corp. 8.375% due 08/15/2022	3,090	2,549
Harvest Operations Corp. 2.330% due 04/14/2021	10	10
HCA Healthcare, Inc. 6.250% due 02/15/2021	7,226	7,584
HCA, Inc. 7.500% due 02/15/2022	6,439	7,152
Hertz Corp. 7.625% due 06/01/2022	8,151	8,497
HudBay Minerals, Inc. 7.250% due 01/15/2023	3,783	3,920
iHeartCommunications, Inc.
6.375% due 05/01/2026	1,483	1,609
8.375% due 05/01/2027	2,188	2,374
Infor U.S., Inc. 6.500% due 05/15/2022	14,537	14,828
Informatica LLC 7.125% due 07/15/2023	4,614	4,706

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Inmarsat Finance PLC 4.875% due 05/15/2022	1,143	1,163
Intelsat Connect Finance S.A. 9.500% due 02/15/2023	8,600	7,995
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	9,749	9,144
9.500% due 09/30/2022	3,896	4,539
International Game Technology PLC 6.250% due 02/15/2022	9,584	10,162
INVISTA Finance LLC 4.250% due 10/15/2019	1,907	1,909
Jaguar Holding Co. 6.375% due 08/01/2023	5,433	5,630
JC Penney Corp., Inc. 5.650% due 06/01/2020	24	23
KB Home
7.000% due 12/15/2021	3,979	4,301
7.500% due 09/15/2022	5,733	6,464
8.000% due 03/15/2020	1,171	1,202
KGA Escrow LLC 7.500% due 08/15/2023	1,922	2,021
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,534	1,567
12.500% due 11/01/2021	1,000	1,065
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023	3,808	3,370
L Brands, Inc.
5.625% due 02/15/2022	5,649	5,974
5.625% due 10/15/2023	2,755	2,913
6.625% due 04/01/2021	5,231	5,545
Lennar Corp.
4.500% due 11/15/2019	786	787
4.750% due 04/01/2021	742	760
4.750% due 11/15/2022	535	565
6.250% due 12/15/2021	478	507
6.625% due 05/01/2020	250	257
Lightstream Resources Ltd. 8.625% due 02/01/2020 ^«(b)	3,575	81
LKQ Corp. 4.750% due 05/15/2023	2,666	2,713
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020 (g)	3,448	2,155
5.750% due 08/01/2022 (g)	2,636	1,002
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	3,090	3,198
MEG Energy Corp. 6.375% due 01/30/2023	5,836	5,654
MGM Resorts International
5.250% due 03/31/2020	2,665	2,702
6.625% due 12/15/2021	6,162	6,698
6.750% due 10/01/2020	4,660	4,846
7.750% due 03/15/2022	4,134	4,635
Midas Intermediate Holdco LLC 7.875% due 10/01/2022	1,510	1,408
MPH Acquisition Holdings LLC 7.125% due 06/01/2024	8,585	7,952
Murphy Oil Corp.
4.000% due 06/01/2022	1,000	1,009
4.200% due 12/01/2022	4,569	4,649
Murphy Oil USA, Inc. 6.000% due 08/15/2023	1,781	1,825
Murray Energy Corp. 11.250% due 04/15/2021	3,255	98
Nabors Industries, Inc.
4.625% due 09/15/2021	4,724	4,488
5.000% due 09/15/2020	1,013	998
5.500% due 01/15/2023 (g)	3,224	2,668
National CineMedia LLC 6.000% due 04/15/2022	3,718	3,764
Navios Maritime Holdings, Inc. 7.375% due 01/15/2022	6,402	3,713
NCL Corp. Ltd. 4.750% due 12/15/2021	491	501
NCR Corp.
5.000% due 07/15/2022	6,193	6,270
5.875% due 12/15/2021	1,095	1,107
Netflix, Inc. 5.500% due 02/15/2022	5,814	6,163
Newfield Exploration Co. 5.750% due 01/30/2022	936	1,001
Nielsen Finance LLC 5.000% due 04/15/2022	12,318	12,414
Nine Energy Service, Inc. 8.750% due 11/01/2023	6,374	5,195

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Nokia Oyj 3.375% due 06/12/2022	3,520	3,582
Northwest Acquisitions ULC 7.125% due 11/01/2022	4,160	2,465
NuStar Logistics LP 4.800% due 09/01/2020	677	691
NXP BV 3.875% due 09/01/2022	395	408
Oasis Petroleum, Inc. 6.875% due 03/15/2022	487	457
Open Text Corp. 5.625% due 01/15/2023	8,723	8,974
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022	9,734	9,556
Owens-Brockway Glass Container, Inc. 5.000% due 01/15/2022	4,236	4,385
Party City Holdings, Inc. 6.125% due 08/15/2023 (g)	5,503	5,606
PetSmart, Inc. 7.125% due 03/15/2023	7,806	7,377
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) 8.500% due 12/01/2022 (a)	1,885	1,612
PolyOne Corp. 5.250% due 03/15/2023	2,984	3,234
Precision Drilling Corp.
6.500% due 12/15/2021	16	16
7.750% due 12/15/2023	1,838	1,795
Prestige Brands, Inc. 5.375% due 12/15/2021	2,683	2,706
Prime Security Services Borrower LLC 5.250% due 04/15/2024	2,725	2,804
QEP Resources, Inc. 5.375% due 10/01/2022	4,919	4,724
QVC, Inc. 4.850% due 04/01/2024	2,950	3,116
Radiate Holdco LLC 6.875% due 02/15/2023	4,477	4,628
Range Resources Corp. 5.000% due 08/15/2022	7,422	6,995
Revlon Consumer Products Corp. 5.750% due 02/15/2021 (g)	3,151	2,773
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	5,194	5,330
5.750% due 10/15/2020	8,714	8,743
Rite Aid Corp. 6.125% due 04/01/2023	3,500	2,790
Riverbed Technology, Inc. 8.875% due 03/01/2023	3,164	1,740
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023	4,651	4,698
Rowan Cos., Inc. 4.875% due 06/01/2022	6,466	4,914
RR Donnelley & Sons Co. 7.875% due 03/15/2021	70	73
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	10	10
Sabre GLBL, Inc. 5.375% due 04/15/2023	7,338	7,521
Sanchez Energy Corp. 7.750% due 06/15/2021 ^(b)	2,029	132
Scientific Games International, Inc. 10.000% due 12/01/2022	6,146	6,415
Sensata Technologies BV 4.875% due 10/15/2023	3,126	3,306
SESI LLC 7.125% due 12/15/2021	3,500	2,402
Sinclair Television Group, Inc. 6.125% due 10/01/2022	2,925	2,989
Sirius XM Radio, Inc. 3.875% due 08/01/2022	156	159
Sophia LP 9.000% due 09/30/2023	1,734	1,784
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK) 8.125% due 11/01/2021 (a)	3,828	3,842
Southwestern Energy Co. 4.100% due 03/15/2022	60	58
Standard Industries, Inc. 5.500% due 02/15/2023	4,584	4,687
Sunoco LP 4.875% due 01/15/2023	6,980	7,181
T-Mobile USA, Inc. 4.000% due 04/15/2022	3,746	3,849
TEGNA, Inc. 5.125% due 10/15/2019	1,159	1,160

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Teine Energy Ltd. 6.875% due 09/30/2022	2,557	2,557
Tenet Healthcare Corp.
4.625% due 09/01/2024	5,000	5,150
6.750% due 06/15/2023	9,942	10,478
8.125% due 04/01/2022	7,282	7,910
THQ, Inc. 12.000% due 08/15/2021 ^«(b)	2,000	125
Toll Brothers Finance Corp. 5.875% due 02/15/2022	2,737	2,922
Transocean, Inc. 9.000% due 07/15/2023	9,900	10,308
TRI Pointe Group, Inc. 4.875% due 07/01/2021	1,155	1,195
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	1,000	982
Triumph Group, Inc.
4.875% due 04/01/2021	7,512	7,527
6.250% due 09/15/2024	5,200	5,422
Unisys Corp. 10.750% due 04/15/2022	167	183
Unit Corp. 6.625% due 05/15/2021	4,071	3,114
United Airlines Holdings, Inc. 4.250% due 10/01/2022	3,915	4,054
United Rentals North America, Inc. 4.625% due 07/15/2023	5,158	5,291
Univision Communications, Inc. 5.125% due 05/15/2023	7,855	7,875
Valaris PLC 8.000% due 01/31/2024	1,376	915
VeriSign, Inc. 4.625% due 05/01/2023	4,503	4,589
Veritas U.S., Inc. 10.500% due 02/01/2024 (g)	1,661	1,578
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK) 12.000% due 02/15/2022 (a)	570	514
Videotron Ltd. 5.000% due 07/15/2022	4,484	4,736
Virgin Australia Holdings Ltd. 7.875% due 10/15/2021	1,055	1,079
Watco Cos. LLC 6.375% due 04/01/2023	2,095	2,137
WEX, Inc. 4.750% due 02/01/2023	2,001	2,026
Whiting Petroleum Corp.
5.750% due 03/15/2021	487	467
6.250% due 04/01/2023	570	442
Williams Scotsman International, Inc. 6.875% due 08/15/2023	6,194	6,504
WPX Energy, Inc. 8.250% due 08/01/2023	2,817	3,183
WR Grace & Co-Conn 5.125% due 10/01/2021	10,190	10,637
Wyndham Destinations, Inc. 4.250% due 03/01/2022	500	511
XPO Logistics, Inc.
6.125% due 09/01/2023	4,974	5,148
6.500% due 06/15/2022	10,954	11,173
6.750% due 08/15/2024	5,250	5,696
Yum! Brands, Inc.
3.875% due 11/01/2020	4,472	4,539
3.875% due 11/01/2023	5,011	5,208
		1,089,816
UTILITIES 7.6%

AES Corp. 4.000% due 03/15/2021	6,191	6,323
American Midstream Partners LP 9.500% due 12/15/2021	3,621	3,422
Blue Racer Midstream LLC 6.125% due 11/15/2022	8,841	8,932
Calpine Corp. 6.000% due 01/15/2022	3,298	3,321
CenturyLink, Inc.
5.625% due 04/01/2020	8,410	8,558
5.800% due 03/15/2022	9,617	10,182
6.450% due 06/15/2021	7,253	7,634
7.500% due 04/01/2024 (g)	6,742	7,557
Crestwood Midstream Partners LP 6.250% due 04/01/2023	1,000	1,031
Frontier Communications Corp. 10.500% due 09/15/2022 (g)	7,494	3,471

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Genesis Energy LP 6.750% due 08/01/2022	585	596
Great Western Petroleum LLC 9.000% due 09/30/2021	772	676
NGPL PipeCo LLC 4.375% due 08/15/2022	6,128	6,356
PBF Holding Co. LLC 7.000% due 11/15/2023	1,000	1,036
PBF Logistics LP 6.875% due 05/15/2023	3,251	3,359
SemGroup Corp. 5.625% due 07/15/2022	5,865	5,982
Sprint Communications, Inc.
6.000% due 11/15/2022	3,483	3,709
7.000% due 03/01/2020	3,523	3,589
7.000% due 08/15/2020	4,715	4,879
Sprint Corp.
7.250% due 09/15/2021	4,718	5,046
7.875% due 09/15/2023	16,830	18,529
Targa Resources Partners LP 4.250% due 11/15/2023	5,592	5,655
Telecom Italia SpA 5.303% due 05/30/2024	3,059	3,310
		123,153
Total Corporate Bonds & Notes (Cost $1,430,053)		1,413,231
	SHARES
WARRANTS 0.2%

COMMUNICATION SERVICES 0.2%

iHeartMedia, Inc.	243,827	3,658
Total Warrants (Cost $5,035)		3,658

SHORT-TERM INSTRUMENTS 19.7%

REPURCHASE AGREEMENTS (h) 19.6%		317,315

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
2.007% due 11/07/2019 (c)(d)(j)	1,541	1,538
Total Short-Term Instruments (Cost $318,853)		318,853
Total Investments in Securities (Cost $1,760,002)		1,741,281

	SHARES
INVESTMENTS IN AFFILIATES 3.0%

SHORT-TERM INSTRUMENTS 3.0%

MUTUAL FUNDS 3.0%

PIMCO Government Money Market Fund (f)(g)	47,961,141	47,961
Total Short-Term Instruments (Cost $47,961)		47,961
Total Investments in Affiliates (Cost $47,961)		47,961
Total Investments 110.6% (Cost $1,807,963)		$1,789,242
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $8,944)		1,867
Other Assets and Liabilities, net (10.7)%		(173,053)
Net Assets 100.0%		$1,618,056

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Payment in-kind security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

(g)	Securities with an aggregate market value of $48,972 were out on loan in exchange for $49,991 of cash collateral as of September 30, 2019.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	2.080%	10/01/2019	10/02/2019	$150,000	U.S. Treasury Bonds 3.375% due 05/15/2044	$(152,983)	$150,000	$150,000
FICC	1.500	09/30/2019	10/01/2019	3,015	U.S. Treasury Notes 1.750% due 05/31/2022	(3,079)	3,015	3,015
JPS	2.750	09/30/2019	10/01/2019	150,000	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(51,365)	150,000	150,012
					U.S. Treasury Notes 2.625% due 08/15/2020	(102,541)
MBC	2.450	09/30/2019	10/01/2019	14,300	U.S. Treasury Notes 1.875% - 2.875% due 10/31/2022 - 04/30/2025	(14,771)	14,300	14,301
Total Repurchase Agreements						$(324,739)	$317,315	$317,328

(1)	Includes accrued interest.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2019	335	$39,915	$(241)	$0	$(16)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2019	117	$(25,214)	$59	$4	$0
U.S. Treasury 10-Year Note December Futures	12/2019	53	(6,907)	79	4	0
				$138	$8	$0
Total Futures Contracts				$(103)	$8	$(16)

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$136,917	$9,214	$656	$9,870	$313	$0
Total Swap Agreements					$9,214	$656	$9,870	$313	$0

(j)	Securities with an aggregate market value of $1,538 and cash of $6,945 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	03/20/2020	$1,000	$(5)	$12	$7	$0
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	16,400	(101)	544	443	0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	23,400	(135)	1,008	873	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	2.156% (3-Month USD-LIBOR)	Maturity	12/20/2019	5,100	(29)	268	239	0
Total Swap Agreements								$(270)	$1,832	$1,562	$0

(1)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,539	$0	$5,539
Corporate Bonds & Notes
Banking & Finance	0	200,262	0	200,262
Industrials	0	1,089,603	213	1,089,816
Utilities	0	123,153	0	123,153
Warrants
Communication Services	0	3,658	0	3,658
Short-Term Instruments
Repurchase Agreements	0	317,315	0	317,315
U.S. Treasury Bills	0	1,538	0	1,538
	$0	$1,741,068	$213	$1,741,281
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	47,961	0	0	47,961
Total Investments	$47,961	$1,741,068	$213	$1,789,242

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	313	0	321
Over the counter	0	1,562	0	1,562
	$8	$1,875	$0	$1,883
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Exchange-traded or centrally cleared	$(16)	$0	$0	$(16)
Total Financial Derivative Instruments	$(8)	$1,875	$0	$1,867
Totals	$47,953	$1,742,943	$213	$1,791,109

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤

U.S. TREASURY OBLIGATIONS 99.0%

U.S. Treasury Bonds
7.250% due 08/15/2022	$1,000	$1,158
1.625% due 08/15/2022	1,200	1,202
U.S. Treasury Notes
1.500% due 09/15/2022	1,250	1,248
1.625% due 10/15/2020	1,885	1,881
1.750% due 11/30/2021	1,330	1,333
1.750% due 05/15/2022	2,250	2,260
1.750% due 06/15/2022	1,500	1,507
1.750% due 07/15/2022	1,450	1,456
1.875% due 12/15/2020	2,380	2,382
2.000% due 01/15/2021	2,355	2,362
2.000% due 11/15/2021	2,270	2,288
2.000% due 02/15/2022	2,170	2,190
2.125% due 08/15/2021	2,775	2,798
2.250% due 04/15/2022	1,950	1,981
2.375% due 03/15/2021	1,790	1,806
2.375% due 04/15/2021	2,865	2,893
2.375% due 03/15/2022	1,485	1,514
2.500% due 01/15/2022	1,790	1,825
2.625% due 11/15/2020	2,370	2,391
2.625% due 06/15/2021	2,000	2,031
2.625% due 07/15/2021	2,275	2,312
2.625% due 12/15/2021	865	884
2.750% due 09/15/2021	1,625	1,660
2.875% due 10/15/2021	1,820	1,865
3.125% due 05/15/2021	2,655	2,714
3.625% due 02/15/2021	2,525	2,589
Total U.S. Treasury Obligations (Cost $49,991)		50,530

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (a) 0.3%		143
Total Short-Term Instruments (Cost $143)		143
Total Investments in Securities (Cost $50,134)		50,673
Total Investments 99.3% (Cost $50,134)		$50,673
Other Assets and Liabilities, net 0.7%		351
Net Assets 100.0%		$51,024

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$143	U.S. Treasury Notes 1.750% due 05/31/2022	$(146)	$143	$143
Total Repurchase Agreements						$(146)	$143	$143

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$50,530	$0	$50,530
Short-Term Instruments
Repurchase Agreements	0	143	0	143
Total Investments	$0	$50,673	$0	$50,673

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤

U.S. TREASURY OBLIGATIONS 99.9%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2021	$57,924	$57,327
0.125% due 01/15/2022	57,957	57,436
0.125% due 04/15/2022	67,616	66,967
0.125% due 07/15/2022	57,305	57,097
0.125% due 01/15/2023	66,150	65,647
0.125% due 07/15/2024	58,162	58,177
0.375% due 07/15/2023	65,898	66,343
0.500% due 04/15/2024	46,025	46,639
0.625% due 07/15/2021	64,075	64,349
0.625% due 04/15/2023	62,117	62,670
0.625% due 01/15/2024	57,149	58,091
1.125% due 01/15/2021	62,652	62,869
Total U.S. Treasury Obligations (Cost $723,958)		723,612

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (b) 0.0%		152

Total Short-Term Instruments (Cost $152)		152
Total Investments in Securities (Cost $724,110)		723,764
Total Investments 99.9% (Cost $724,110)		$723,764
Other Assets and Liabilities, net 0.1%		679
Net Assets 100.0%		$724,443

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$152	U.S. Treasury Notes 1.750% due 05/31/2022	$(156)	$152	$152
Total Repurchase Agreements						$(156)	$152	$152

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$723,612	$0	$723,612
Short-Term Instruments
Repurchase Agreements	0	152	0	152
Total Investments	$0	$723,764	$0	$723,764

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤

U.S. TREASURY OBLIGATIONS 99.8%

U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$25,100	$25,798
0.750% due 02/15/2042	24,415	25,877
0.750% due 02/15/2045	24,551	25,861
0.875% due 02/15/2047	19,304	21,015
1.000% due 02/15/2046	20,565	22,971
1.000% due 02/15/2048	18,376	20,671
1.000% due 02/15/2049	15,072	17,075
1.375% due 02/15/2044	23,822	28,602
2.125% due 02/15/2040	16,927	22,568
2.125% due 02/15/2041	27,491	36,986
Total U.S. Treasury Obligations (Cost $234,196)		247,424
Total Investments in Securities (Cost $234,196)		247,424
Total Investments 99.8% (Cost $234,196)		$247,424
Other Assets and Liabilities, net 0.2%		380
Net Assets 100.0%		$247,804

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$247,424	$0	$247,424

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤

U.S. TREASURY OBLIGATIONS 100.0%

U.S. Treasury STRIPS (a)
0.000% due 08/15/2044	$30,882	$18,160
0.000% due 11/15/2044	31,654	18,503
0.000% due 02/15/2045	31,365	18,228
0.000% due 05/15/2045	31,097	17,986
0.000% due 08/15/2045	31,366	18,026
0.000% due 11/15/2045	31,597	18,086
0.000% due 02/15/2046	31,382	17,817
0.000% due 05/15/2046	31,126	17,572
0.000% due 08/15/2046	31,559	17,716
0.000% due 11/15/2046	31,192	17,450
0.000% due 02/15/2047	31,431	17,532
0.000% due 05/15/2047	31,509	17,425
0.000% due 08/15/2047	31,209	17,142
0.000% due 11/15/2047	31,364	17,135
0.000% due 02/15/2048	31,520	17,135
0.000% due 05/15/2048	31,328	16,937
0.000% due 08/15/2048	31,413	16,884
0.000% due 11/15/2048	31,188	16,721
0.000% due 02/15/2049	31,549	16,808
0.000% due 05/15/2049	31,094	16,479
Total U.S. Treasury Obligations (Cost $302,641)		349,742
Total Investments in Securities (Cost $302,641)		349,742
Total Investments 100.0% (Cost $302,641)		$349,742
Other Assets and Liabilities, net 0.0%		(6)
Net Assets 100.0%		$349,736

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$349,742	$0	$349,742

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.0% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	$4,595	$4,674
PG&E Corp.
1.125% due 12/31/2020 µ	1,250	1,258
4.320% (LIBOR03M + 2.250%) due 12/31/2020 ~µ	3,750	3,774
State Of Qatar 2.983% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~	5,000	4,988
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	2,400	2,427
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	3,780	3,809
Total Loan Participations and Assignments (Cost $20,705)		20,930

CORPORATE BONDS & NOTES 29.9%

BANKING & FINANCE 20.3%

AerCap Ireland Capital DAC 3.875% due 01/23/2028	2,100	2,174
Aircastle Ltd. 4.250% due 06/15/2026	3,800	3,898
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	3,132
American Tower Corp. 3.375% due 10/15/2026	3,300	3,439
Banco Santander Mexico S.A. 4.125% due 11/09/2022	4,300	4,467
Bank of America Corp.
3.093% due 10/01/2025 •	6,500	6,700
3.419% due 12/20/2028 •	20,118	21,009
3.593% due 07/21/2028 •	9,000	9,522
5.875% due 03/15/2028 •(f)	5,300	5,743
Barclays Bank PLC 7.625% due 11/21/2022 (g)	17,100	18,865
BBVA Bancomer S.A. 6.500% due 03/10/2021	6,000	6,270
BGC Partners, Inc. 5.375% due 07/24/2023	5,000	5,345
Blackstone Holdings Finance Co. LLC 3.500% due 09/10/2049	5,400	5,307
BNP Paribas S.A. 4.400% due 08/14/2028	700	774
BPCE S.A. 5.700% due 10/22/2023	6,600	7,282
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	7,286
4.125% due 05/15/2029	5,000	5,346
Cantor Fitzgerald LP 4.875% due 05/01/2024	1,300	1,373
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,452
Charles Schwab Corp. 5.000% due 12/01/2027 •(f)	5,500	5,605
CIT Group, Inc. 4.750% due 02/16/2024	4,000	4,235
Citicorp Lease Pass-Through Trust 8.040% due 12/15/2019	3,868	3,912
Citigroup, Inc.
3.668% due 07/24/2028 •	5,000	5,296
3.887% due 01/10/2028 •	10,000	10,710
5.500% due 09/13/2025	4,000	4,535
Cooperatieve Rabobank UA 3.875% due 09/26/2023	6,150	6,521
Credit Suisse AG 6.500% due 08/08/2023 (g)	15,400	17,187
Credit Suisse Group AG 7.500% due 12/11/2023 •(f)(g)	4,400	4,873
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025	5,600	5,889
Crown Castle International Corp.
4.300% due 02/15/2029	2,000	2,211
4.450% due 02/15/2026	5,200	5,708

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Deutsche Bank AG
3.375% due 05/12/2021	13,100	13,066
4.250% due 10/14/2021	3,600	3,653
Discover Financial Services 4.500% due 01/30/2026	5,400	5,872
EPR Properties
4.500% due 06/01/2027	4,300	4,568
4.750% due 12/15/2026	700	753
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	2,094
Ford Motor Credit Co. LLC
3.350% due 11/01/2022	3,100	3,106
3.550% due 10/07/2022	5,000	5,004
5.875% due 08/02/2021	3,900	4,086
Global Atlantic Fin Co. 4.400% due 10/15/2029 (c)	6,000	5,990
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,600	7,985
3.850% due 01/26/2027	13,000	13,799
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	5,197
Hampton Roads PPV LLC 6.621% due 06/15/2053	35,546	40,657
Harborwalk Funding Trust 5.077% due 02/15/2069 •	3,250	3,925
Healthcare Trust of America Holdings LP 3.750% due 07/01/2027	4,600	4,821
HSBC Holdings PLC
4.250% due 03/14/2024	6,000	6,323
4.250% due 08/18/2025	7,200	7,615
4.583% due 06/19/2029 •	5,300	5,884
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	944
JPMorgan Chase & Co.
3.782% due 02/01/2028 •	19,000	20,368
5.000% due 08/01/2024 •(f)	3,500	3,601
6.100% due 10/01/2024 •(f)	7,000	7,594
Life Storage LP 3.875% due 12/15/2027	2,100	2,220
Lloyds Bank PLC 12.000% due 12/16/2024 •(f)	4,300	5,176
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(f)(g)	5,000	5,336
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,598
Mid-America Apartments LP 4.000% due 11/15/2025	7,500	8,044
MMcapS Funding Ltd. 2.403% (US0003M + 0.290%) due 12/26/2039 ~	824	749
Morgan Stanley 3.772% due 01/24/2029 •	17,500	18,717
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	4,357
Nordea Bank Abp 6.125% due 09/23/2024 •(f)(g)	550	573
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	3,350	3,629
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	8,364
Physicians Realty LP 4.300% due 03/15/2027	2,000	2,140
Piper Jaffray Cos. 4.740% due 10/15/2021 «(c)(h)	4,000	4,011
Preferred Term Securities Ltd. 2.419% (US0003M + 0.300%) due 03/22/2037 ~	3,032	2,706
Royal Bank of Scotland Group PLC
4.519% due 06/25/2024 •	5,000	5,261
4.800% due 04/05/2026	1,000	1,094
8.625% due 08/15/2021 •(f)(g)	3,000	3,220
Sabra Health Care LP 4.800% due 06/01/2024	3,600	3,808
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	2,900	2,947
3.823% due 11/03/2028 •	5,000	5,152
Service Properties Trust
3.950% due 01/15/2028	3,000	2,850
4.250% due 02/15/2021	2,200	2,230
4.375% due 02/15/2030	1,300	1,245
Spirit Realty LP 4.450% due 09/15/2026	700	749
Springleaf Finance Corp.
6.125% due 05/15/2022	4,500	4,837
8.250% due 12/15/2020	5,500	5,857
State Bank of India 4.000% due 01/24/2022	5,000	5,133

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

State Street Corp. 5.625% due 12/15/2023 •(f)	5,000	5,181
STORE Capital Corp. 4.625% due 03/15/2029	2,100	2,312
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	5,500	5,500
Trust F 4.869% due 01/15/2030	4,500	4,632
UBS AG 7.625% due 08/17/2022 (g)	14,200	16,033
UDR, Inc. 3.500% due 07/01/2027	2,400	2,537
Washington Prime Group LP 3.850% due 04/01/2020	1,900	1,894
Wells Fargo & Co. 3.584% due 05/22/2028 •	15,000	15,903
Welltower, Inc. 3.625% due 03/15/2024	5,000	5,253
		548,219
INDUSTRIALS 8.6%

AP Moller - Maersk A/S 3.750% due 09/22/2024	2,500	2,574
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	5,086
3.875% due 01/12/2028	2,500	2,565
Bacardi Ltd.
4.450% due 05/15/2025	5,000	5,352
5.150% due 05/15/2038	1,200	1,320
BAT Capital Corp. 4.390% due 08/15/2037	3,100	3,015
Bowdoin College 4.693% due 07/01/2112	3,400	3,842
Campbell Soup Co. 3.650% due 03/15/2023	3,400	3,539
Charter Communications Operating LLC 4.908% due 07/23/2025	4,600	5,059
Citrix Systems, Inc. 4.500% due 12/01/2027	3,000	3,247
CommonSpirit Health 4.187% due 10/01/2049	7,300	7,554
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,222
4.500% due 09/16/2025	3,500	3,836
CVS Health Corp.
3.000% due 08/15/2026	4,000	4,025
3.700% due 03/09/2023	4,700	4,895
4.100% due 03/25/2025	10,000	10,685
Dell International LLC
4.000% due 07/15/2024	6,000	6,280
5.450% due 06/15/2023	4,000	4,358
Ecopetrol S.A. 5.875% due 09/18/2023	5,200	5,803
Energy Transfer Operating LP 5.200% due 02/01/2022	2,275	2,402
Energy Transfer Partners LP
4.500% due 11/01/2023	5,000	5,302
5.000% due 10/01/2022	2,500	2,653
ERAC USA Finance LLC 3.800% due 11/01/2025	900	961
Fairstone Financial, Inc. 7.875% due 07/15/2024	2,000	2,095
General Electric Co. 5.000% due 01/21/2021 •(f)	8,500	8,077
Georgetown University 5.215% due 10/01/2118	6,500	9,129
Global Payments, Inc.
2.650% due 02/15/2025	2,600	2,614
3.200% due 08/15/2029	2,600	2,639
Imperial Brands Finance PLC 3.500% due 07/26/2026	5,000	5,005
Kinder Morgan Energy Partners LP
4.300% due 05/01/2024	850	910
6.850% due 02/15/2020	1,100	1,119
Kinder Morgan, Inc. 5.625% due 11/15/2023	2,000	2,223
Kraft Heinz Foods Co. 3.950% due 07/15/2025	5,000	5,238
Las Vegas Sands Corp. 3.200% due 08/08/2024	3,000	3,060
Magellan Health, Inc. 4.900% due 09/22/2024	5,500	5,507
Marvell Technology Group Ltd. 4.200% due 06/22/2023	3,000	3,147

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,919
Micron Technology, Inc. 4.185% due 02/15/2027	6,000	6,181
MPLX LP 4.250% due 12/01/2027	4,200	4,462
New York and Presbyterian Hospital 4.763% due 08/01/2116	3,000	3,681
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029	4,980	4,855
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,516
QVC, Inc. 4.450% due 02/15/2025	1,250	1,298
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,249
5.875% due 06/30/2026	3,000	3,442
Sands China Ltd. 4.600% due 08/08/2023	6,600	6,999
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	6,500	6,926
Sunoco Logistics Partners Operations LP 5.950% due 12/01/2025	2,300	2,629
Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,647
Tech Data Corp. 4.950% due 02/15/2027	2,420	2,600
Teva Pharmaceutical Finance Netherlands BV 2.800% due 07/21/2023	5,500	4,462
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,952	3,690
Wabtec Corp. 4.950% due 09/15/2028	4,600	5,081
Wesleyan University 4.781% due 07/01/2116	3,248	3,901
Western Midstream Operating LP 3.950% due 06/01/2025	7,547	7,302
ZF North America Capital, Inc. 4.500% due 04/29/2022	2,500	2,559
		233,737
UTILITIES 1.0%

AT&T, Inc. 4.300% due 02/15/2030	4,163	4,586
Edison International 2.950% due 03/15/2023	700	702
Enable Midstream Partners LP 3.900% due 05/15/2024	2,750	2,805
FirstEnergy Corp. 3.900% due 07/15/2027	6,000	6,399
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	4,450	4,611
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	1,047	1,042
Plains All American Pipeline LP 3.600% due 11/01/2024	6,762	6,928
		27,073
Total Corporate Bonds & Notes (Cost $760,230)		809,029

MUNICIPAL BONDS & NOTES 1.8%

CALIFORNIA 0.2%

University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,191	2,881
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	2,714
		5,595
FLORIDA 0.3%

Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	8,250

ILLINOIS 0.3%

Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,800	8,295

NEW JERSEY 0.2%

New Jersey Economic Development Authority Revenue Notes, Series 2017 3.800% due 07/01/2022	1,000	1,030

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	4,900	4,916
		5,946
NEW YORK 0.3%

Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	1,324
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	7,436
		8,760
TEXAS 0.1%

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,300	2,324

VIRGINIA 0.2%

University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	1,091
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	5,229
		6,320
WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	3,550	3,677
Total Municipal Bonds & Notes (Cost $45,770)		49,167

U.S. GOVERNMENT AGENCIES 47.5%

Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	199	179
0.639% due 08/25/2022 ~(a)	12,115	150
2.500% due 03/25/2033	2	2
3.000% due 03/25/2033 - 04/25/2043	10	9
3.500% due 06/25/2042 - 05/25/2043	616	667
3.982% due 09/25/2042 •(a)	62,773	10,920
4.000% due 10/01/2026 - 07/01/2044	2,972	3,064
4.110% due 01/01/2037 •	17	17
4.130% due 12/01/2028 •	216	217
4.174% due 05/25/2042 •	206	241
4.308% due 09/01/2034 •	45	48
4.402% due 04/25/2040 •(a)	76	10
4.500% due 09/01/2023 - 06/01/2051	2,598	2,708
4.585% due 10/01/2035 •	3	4
4.780% due 11/01/2035 •	11	11
4.820% due 04/01/2036 •	14	15
5.000% due 05/01/2026 - 11/01/2039	1,701	1,790
5.182% due 05/25/2036 •(a)	1,688	276
5.500% due 12/01/2031 - 04/01/2039	1,500	1,607
6.000% due 05/25/2031 - 09/01/2037	2,087	2,250
6.500% due 01/01/2036 - 05/01/2038	112	123
7.000% due 04/01/2037 - 11/01/2038	291	312
7.500% due 10/01/2037	81	94
14.500% due 01/25/2036 •	251	325
21.688% due 07/25/2023 •	7	9
Fannie Mae UMBS
2.500% due 09/01/2049	9,979	9,937
3.500% due 09/01/2045 - 07/01/2049	115,803	120,037
4.000% due 12/01/2020 - 05/01/2049	155,183	163,409
4.500% due 10/01/2019 - 11/01/2048	62,807	66,858
4.750% due 09/01/2033	141	150
5.000% due 11/01/2019 - 09/01/2025	290	300
7.000% due 10/01/2020 - 01/01/2023	577	597
7.500% due 10/01/2021 - 01/01/2022	133	137
Fannie Mae UMBS, TBA
2.500% due 11/01/2049	47,500	47,245
4.500% due 11/01/2049	11,000	11,592
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	851	800
2.138% due 06/15/2040 ~(a)	18,975	1,101
3.000% due 01/01/2043 - 04/01/2043	20	19
3.003% due 05/15/2041 •	2,475	2,494
3.385% due 06/15/2042 •	2,040	2,139
3.500% due 12/15/2028 (a)	2,879	215
3.500% due 10/01/2033 - 04/01/2049	226,171	234,107
4.000% due 09/01/2033 - 06/01/2049	278,906	291,525
4.500% due 02/01/2034 - 02/01/2045	8,744	9,445
4.558% due 10/01/2036 •	1	1
4.740% due 11/01/2023 •	1	1
4.745% due 07/01/2036 •	21	22
4.866% due 12/01/2031 •	110	117
5.000% due 03/01/2033 - 07/15/2041	711	784

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

5.000% due 08/15/2039 (a)	96	3
5.250% due 04/15/2033	36	40
5.500% due 01/01/2023 - 10/01/2037	2,056	2,231
5.845% due 01/15/2041 •	5,689	6,775
6.000% due 02/01/2033 - 08/01/2037	176	188
6.500% due 01/01/2037 - 07/01/2037	28	29
8.500% due 12/01/2022 - 03/01/2023	28	29
9.000% due 12/01/2025 - 08/01/2030	13	14
9.500% due 01/01/2025	10	10
10.000% due 05/01/2020 - 04/01/2025	9	7
13.995% due 10/15/2023 •	101	118
14.087% due 05/15/2033	61	84
Freddie Mac UMBS
3.000% due 05/01/2049	4,045	4,109
3.500% due 05/01/2049 - 08/01/2049	78,889	81,044
4.000% due 12/01/2048 - 01/01/2049	54,252	56,259
4.500% due 01/01/2049 - 02/01/2049	16,552	17,447
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	24,259	25,462
4.000% due 09/20/2040 - 06/15/2047	53,722	57,142
4.500% due 08/20/2038 - 02/20/2047	3,663	3,845
4.750% due 01/20/2035	40	47
5.000% due 03/20/2034 - 05/20/2047	1,044	1,104
5.500% due 04/16/2034 - 11/20/2038	80	89
6.000% due 08/20/2038 - 02/20/2039	100	109
6.500% due 12/20/2038	28	29
Ginnie Mae, TBA
3.000% due 11/01/2049	16,000	16,407
4.000% due 11/01/2049	9,800	10,190
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)	2,500	1,510
4.250% due 09/15/2065	10,000	13,882
Total U.S. Government Agencies (Cost $1,276,274)		1,286,283

U.S. TREASURY OBLIGATIONS 4.1%

U.S. Treasury Bonds
2.250% due 08/15/2049	45,800	47,161
3.000% due 02/15/2049	2,000	2,387
U.S. Treasury Notes
2.875% due 05/15/2049	52,600	61,410
Total U.S. Treasury Obligations (Cost $107,212)		110,958

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%

American Home Mortgage Investment Trust 3.531% due 09/25/2045 •	13	13
BAMLL Commercial Mortgage Securities Trust 3.228% due 03/15/2034 •	5,385	5,406
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	1,243	1,230
Banc of America Funding Trust 2.285% due 08/27/2036 ~	8,499	7,552
BCAP LLC Trust 2.168% due 05/25/2047 ^•	3,847	3,615
Bear Stearns ALT-A Trust 2.658% due 04/25/2034 •	33	34
Chase Mortgage Finance Trust 6.000% due 05/25/2036	5,792	4,625
ChaseFlex Trust 6.500% due 02/25/2037	4,943	2,922
Citigroup Mortgage Loan Trust
2.818% due 08/25/2035^ •	1,019	951
3.228% due 03/25/2082 þ	3,987	3,997
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	3,208	3,355
Countrywide Alternative Loan Trust
2.268% due 06/25/2037 ^•	837	693
5.500% due 07/25/2035	2,067	1,933
5.500% due 08/25/2035	620	620
5.500% due 12/25/2035	1,307	1,238
5.500% due 02/25/2036	2,615	2,544
5.750% due 05/25/2036	584	422
6.000% due 04/25/2037	5,857	5,911
6.250% due 08/25/2036	494	427
Countrywide Home Loan Mortgage Pass-Through Trust
2.558% due 03/25/2035 •	133	130
4.024% due 03/20/2036 ~	1,160	1,107
Countrywide Home Loan Reperforming REMIC Trust 2.358% due 01/25/2036 •	2,860	2,796
Credit Suisse First Boston Mortgage Securities Corp.
2.668% due 11/25/2031 •	38	28
4.425% due 11/25/2034 ~	40	41
Credit Suisse Mortgage Capital Certificates
3.830% due 08/26/2058	4,854	4,912
6.000% due 07/25/2037^	1,072	1,024

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~	3,986	4,013
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	1,311	1,139
6.421% due 10/25/2037 ~	4,971	4,518
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.258% due 01/25/2047 •	4,426	3,904
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	244	245
5.665% due 02/25/2036 ~	2,264	2,271
Great Hall Mortgages PLC 2.275% due 06/18/2039 •	2,818	2,741
GSMPS Mortgage Loan Trust 2.368% due 01/25/2036 •	3,046	2,666
GSR Mortgage Loan Trust
4.287% due 11/25/2035 ~	21	21
4.384% due 01/25/2036 ~	2,569	2,610
4.635% due 09/25/2034 ~	285	300
6.000% due 03/25/2036	6,298	4,499
6.500% due 05/25/2036	947	528
HarborView Mortgage Loan Trust 2.597% due 03/19/2035 •	2,152	2,143
HomeBanc Mortgage Trust 2.348% due 10/25/2035 •	1,316	1,339
Impac Secured Assets Trust 2.188% due 01/25/2037 •	594	592
IndyMac Mortgage Loan Trust 3.987% due 09/25/2036 ~	2,266	1,961
JPMorgan Alternative Loan Trust 4.332% due 12/25/2035 ^~	841	742
JPMorgan Mortgage Trust
4.508% due 07/25/2035 ~	35	37
4.536% due 02/25/2036^ ~	1,387	1,301
6.000% due 08/25/2037^	1,196	946
6.500% due 01/25/2036^	7,046	5,529
JPMorgan Resecuritization Trust 5.434% due 07/27/2037 ~	22	22
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	5,364	5,382
Lehman XS Trust
2.208% due 11/25/2046 •	4,762	4,559
3.446% due 11/25/2035 •	80	82
MASTR Adjustable Rate Mortgages Trust
2.187% due 04/25/2034 ~	1,460	1,437
3.711% (US0012M + 1.750%) due 12/25/2035 ~	8,476	8,494
4.417% due 03/25/2035 ~	1,148	1,150
Merrill Lynch Mortgage Investors Trust
2.578% due 07/25/2029 •	494	484
4.148% due 05/25/2029 ~	18	18
Morgan Stanley Mortgage Loan Trust 4.365% due 06/25/2036 ~	5,310	5,540
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.268% due 06/25/2037 •	4,140	3,392
Nomura Resecuritization Trust 6.500% due 10/26/2037	3,108	2,424
RBSGC Mortgage Loan Trust 2.398% due 12/25/2034 •	2,110	1,847
Residential Asset Securitization Trust
2.568% due 08/25/2033 •	41	38
5.500% due 08/25/2034	2,297	2,431
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036^	1,067	1,056
Sequoia Mortgage Trust
2.394% due 07/20/2033 •	41	41
2.674% due 02/20/2035 •	1,083	1,105
Thornburg Mortgage Securities Trust
3.283% due 06/25/2037 •	374	356
4.287% due 10/25/2046 •	2,921	2,974
WaMu Mortgage Pass-Through Certificates Trust 2.655% due 10/25/2046 •	2,229	2,172
Wells Fargo Mortgage-Backed Securities Trust
4.852% due 12/28/2037 ~	3,977	3,963
4.860% due 08/25/2036 ^~	778	770
Total Non-Agency Mortgage-Backed Securities (Cost $149,304)		151,308

ASSET-BACKED SECURITIES 11.9%

AASET Trust 3.967% due 05/16/2042	2,341	2,370
AASET U.S. Ltd. 3.844% due 01/16/2038	3,862	3,886
Adams Mill CLO Ltd. 3.403% due 07/15/2026 •	1,037	1,038
ALESCO Preferred Funding Ltd.
2.489% due 12/23/2036 •	1,808	1,645
2.909% due 09/23/2038 •	3,233	3,039

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Allegro CLO Ltd. 3.486% due 01/30/2026 •	1,279	1,280
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.524% due 06/25/2033 •	5,354	5,388
Apidos CLO 3.283% due 01/19/2025 •	895	896
Arbor Realty Commercial Real Estate Notes Ltd. 3.178% due 05/15/2037 •	6,500	6,503
Argent Securities Trust 2.208% due 03/25/2036 •	4,811	4,465
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.248% due 01/25/2036 •	2,030	1,927
Asset-Backed Funding Certificates Trust
2.158% due 10/25/2036 •	2,284	2,205
2.258% due 09/25/2036 •	3,913	3,699
Asset-Backed Securities Corp. Home Equity Loan Trust
2.828% due 06/25/2034 •	3,645	3,602
5.253% due 08/15/2032 •	573	563
Avery Point CLO Ltd. 3.420% due 01/18/2025 •	3,109	3,112
Bayview Opportunity Master Fund Trust
3.475% due 06/28/2034 þ	5,805	5,822
3.967% due 03/28/2034 þ	3,614	3,638
Bear Stearns Asset-Backed Securities Trust
2.918% due 03/25/2034 •	3,459	3,447
2.993% due 12/25/2034 •	3,309	3,318
Black Diamond CLO Ltd. 3.353% due 02/06/2026 •	1,817	1,818
BlueMountain CLO Ltd. 3.800% due 07/18/2027 •	1,700	1,692
Business Jet Securities LLC
4.335% due 02/15/2033	3,527	3,564
4.447% due 06/15/2033	4,590	4,675
Carrington Mortgage Loan Trust
2.178% due 10/25/2036 •	3,702	2,911
3.068% due 05/25/2035 •	5,100	5,129
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	1,718	1,761
Cent CLO Ltd. 3.953% due 10/15/2026 •	2,000	1,994
CIT Mortgage Loan Trust 3.368% due 10/25/2037 •	2,987	3,029
Citigroup Mortgage Loan Trust 6.164% due 05/25/2036 þ	5,489	3,083
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 2.993% due 05/25/2035 •	7,301	7,135
Citigroup Mortgage Loan Trust, Inc. 2.278% due 03/25/2037 •	385	356
Countrywide Asset-Backed Certificates
2.238% due 09/25/2037 ^•	3,275	2,796
2.248% due 04/25/2047 •	6,800	5,665
3.293% due 10/25/2034 •	312	311
Credit Suisse Mortgage Capital Trust 4.125% due 07/25/2058 ~	1,928	1,950
EMC Mortgage Loan Trust 3.118% due 08/25/2040 •	1,859	1,843
First Franklin Mortgage Loan Asset-Backed Certificates 2.843% due 05/25/2034 •	3,069	3,061
Flagship CLO Ltd. 3.172% due 01/16/2026 •	5,601	5,603
GSAA Home Equity Trust 2.238% due 03/25/2047 •	4,000	2,240
Halcyon Loan Advisors Funding Ltd. 3.378% due 10/22/2025 •	3,945	3,946
Home Equity Mortgage Loan Asset-Backed Trust 2.258% due 11/25/2036 •	7,166	5,987
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	4,936	4,961
ICG U.S. CLO Ltd. 3.172% due 01/16/2028 •	7,600	7,570
JPMorgan Mortgage Acquisition Corp. 2.408% due 05/25/2035 •	6,000	6,000
JPMorgan Mortgage Acquisition Trust
2.318% due 07/25/2036 •	1,510	1,464
2.398% due 07/25/2036 •	1,100	1,056
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	4,471	4,584
Legacy Mortgage Asset Trust
3.438% due 05/25/2059 þ	5,068	5,117
3.750% due 04/25/2059 þ	8,909	9,109
Lehman XS Trust
2.188% due 12/25/2036 •	1,540	1,503
4.988% due 06/25/2036 þ	3,063	3,194
Long Beach Mortgage Loan Trust 2.918% due 06/25/2035 •	4,519	4,542

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Loomis Sayles CLO Ltd. 3.203% due 04/15/2028 •	5,500	5,457
M360 Advisors LLC 4.395% due 07/24/2028	5,573	5,597
Merrill Lynch Mortgage Investors Trust 4.227% due 02/25/2037^ þ	13,493	2,640
METAL LLC 4.581% due 10/15/2042	4,227	4,292
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	29	31
Mid-State Trust 6.340% due 12/15/2036	4,172	4,454
Morgan Stanley ABS Capital, Inc. Trust
2.158% due 05/25/2037 •	186	171
2.268% due 07/25/2036 •	1,901	983
3.268% due 07/25/2037 •	6,420	6,130
Morgan Stanley Mortgage Loan Trust 5.965% due 09/25/2046 ^þ	3,611	2,072
Mountain View CLO Ltd. 3.103% due 10/15/2026 •	5,542	5,526
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	691	369
6.120% due 11/25/2036 þ	1,217	710
Residential Asset Mortgage Products Trust 4.043% due 03/25/2032 •	1,250	1,249
Residential Asset Securities Corp. Trust 4.620% due 10/25/2034 ~	52	51
S-Jets Ltd. 3.967% due 08/15/2042	5,381	5,549
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	4,098	4,200
Saxon Asset Securities Trust
2.813% due 03/25/2035^ •	1,463	1,432
3.768% due 12/25/2037 •	1,194	1,199
Securitized Asset-Backed Receivables LLC Trust 2.308% due 12/25/2035 •	4,507	4,451
SLM Student Loan Trust
3.026% due 04/25/2023 •	3,517	3,484
3.176% due 07/25/2023 •	5,474	5,456
3.776% due 04/25/2023 •	3,934	3,970
3.976% due 07/25/2023 •	2,668	2,695
Soundview Home Loan Trust 2.268% due 07/25/2037 •	3,078	2,836
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	4,347	4,397
Sprite Ltd. 4.250% due 12/15/2037	4,905	4,995
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	4,392	4,398
Structured Asset Investment Loan Trust 2.723% due 03/25/2034 •	4,482	4,453
THL Credit Wind River CLO Ltd. 3.183% due 01/15/2026 •	7,600	7,604
TICP CLO Ltd. 3.118% due 04/20/2028 •	8,700	8,699
Tralee CLO Ltd. 3.308% due 10/20/2027 •	8,000	8,002
Venture CDO Ltd. 3.183% due 04/15/2027	9,000	8,969
WaMu Asset-Backed Certificates WaMu Trust 2.243% due 05/25/2037 •	3,544	3,417
WAVE LLC 3.597% due 09/15/2044 (c)	5,000	5,000
Wells Fargo Home Equity Asset-Backed Securities Trust 2.518% due 12/25/2035 •	2,900	2,879
WhiteHorse Ltd. 3.463% due 07/17/2026 •	2,161	2,163
Total Asset-Backed Securities (Cost $314,494)		321,472

SOVEREIGN ISSUES 0.7%

Mexico Government International Bond 5.750% due 10/12/2110	4,000	4,612
Qatar Government International Bond 3.875% due 04/23/2023	4,000	4,236

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Saudi Government International Bond 4.000% due 04/17/2025	9,500	10,194
Total Sovereign Issues (Cost $17,620)		19,042

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (i) 0.6%		17,011

U.S. TREASURY BILLS 0.1%

1.923% due 10/22/2019 - 11/07/2019 (d)(e)(l)	1,124	1,123
Total Short-Term Instruments (Cost $18,133)		18,134
Total Investments in Securities (Cost $2,709,742)		2,786,323
Total Investments 103.0% (Cost $2,709,742)		$2,786,323
Financial Derivative Instruments (j)(k) (0.0)%(Cost or Premiums, net $552)		(89)
Other Assets and Liabilities, net (3.0)%		(80,059)
Net Assets 100.0%		$2,706,175

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Piper Jaffray Cos.	4.740%	10/15/2021	09/19/2019	$4,000	$4,011	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$4,211	U.S. Treasury Notes 1.750% due 05/31/2022	$(4,296)	$4,211	$4,211
MBC	2.450	09/30/2019	10/01/2019	12,800	U.S. Treasury Notes 2.875% due 04/30/2025	(13,222)	12,800	12,801
Total Repurchase Agreements						$(17,518)	$17,011	$17,012

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2019 was $(11,603) at a weighted average interest rate of 1.803%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	310	$59,491	$(1,399)	$19	$0
Total Futures Contracts				$(1,399)	$19	$0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2022	1.096%	$2,600	$440	$(167)	$273	$0	$(5)
General Electric Co.	1.000	Quarterly	06/20/2024	1.159	9,250	(22)	(41)	(63)	0	(7)
General Electric Co.	1.000	Quarterly	12/20/2024	1.298	2,900	(49)	8	(41)	1	0
Navient Corp.	5.000	Quarterly	06/20/2022	1.485	6,000	392	173	565	0	(31)
Total Swap Agreements						$761	$(27)	$734	$1	$(43)

Cash of $14,392 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2019	EUR	354	$389	$3	$0
Total Forward Foreign Currency Contracts					$3	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	06/20/2022	1.922%	$5,000	$(252)	$133	$0	$(119)
GST	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.971	500	43	11	54	0
Total Swap Agreements							$(209)	$144	$54	$(119)

(l)	Securities with an aggregate market value of $280 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,515	$7,415	$20,930
Corporate Bonds & Notes
Banking & Finance	5,990	538,218	4,011	548,219
Industrials	0	233,737	0	233,737
Utilities	0	27,073	0	27,073
Municipal Bonds & Notes
California	0	5,595	0	5,595
Florida	0	8,250	0	8,250
Illinois	0	8,295	0	8,295
New Jersey	0	5,946	0	5,946
New York	0	8,760	0	8,760
Texas	0	2,324	0	2,324
Virginia	0	6,320	0	6,320
West Virginia	0	3,677	0	3,677
U.S. Government Agencies	0	1,286,283	0	1,286,283
U.S. Treasury Obligations	0	110,958	0	110,958
Non-Agency Mortgage-Backed Securities	0	151,308	0	151,308
Asset-Backed Securities	5,000	316,472	0	321,472
Sovereign Issues	0	19,042	0	19,042
Short-Term Instruments
Repurchase Agreements	0	17,011	0	17,011
U.S. Treasury Bills	0	1,123	0	1,123

Total Investments	$10,990	$2,763,907	$11,426	$2,786,323

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	1	0	20
Over the counter	0	57	0	57
	$19	$58	$0	$77
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(43)	0	(43)
Over the counter	0	(119)	0	(119)
	$0	$(162)	$0	$(162)
Total Financial Derivative Instruments	$19	$(104)	$0	$(85)
Totals	$11,009	$2,763,803	$11,426	$2,786,238

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤

U.S. TREASURY OBLIGATIONS 99.2%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$3,741	$3,707
0.125% due 07/15/2022	2,925	2,915
0.125% due 01/15/2023	2,731	2,710
0.125% due 07/15/2026	1,252	1,251
0.250% due 07/15/2029	1,003	1,014
0.375% due 07/15/2025	3,150	3,196
0.375% due 01/15/2027	2,532	2,565
0.500% due 01/15/2028	416	426
0.625% due 01/15/2024	4,541	4,616
0.750% due 07/15/2028	907	954
0.750% due 02/15/2042	2,642	2,800
0.750% due 02/15/2045	354	373
0.875% due 02/15/2047	707	769
1.000% due 02/15/2046	1,097	1,225
1.000% due 02/15/2048	710	798
1.000% due 02/15/2049	627	710
1.125% due 01/15/2021	3,412	3,424
1.375% due 02/15/2044	1,296	1,556
1.750% due 01/15/2028	3,507	3,949
2.000% due 01/15/2026	3,052	3,393
2.125% due 02/15/2040	654	872
2.375% due 01/15/2025	3,366	3,751
2.500% due 01/15/2029	2,950	3,570
3.375% due 04/15/2032	1,330	1,841
Total U.S. Treasury Obligations (Cost $51,801)		52,385

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (b) 0.6%		328

Total Short-Term Instruments (Cost $328)		328
Total Investments in Securities (Cost $52,129)		52,713
Total Investments 99.8% (Cost $52,129)		$52,713
Other Assets and Liabilities, net 0.2%		106
Net Assets 100.0%		$52,819

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$328	U.S. Treasury Notes 1.750% due 05/31/2022	$(338)	$328	$328
Total Repurchase Agreements						$(338)	$328	$328

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$52,385	$0	$52,385
Short-Term Instruments
Repurchase Agreements	0	328	0	328
Total Investments	$0	$52,713	$0	$52,713

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank SAQ 3.036% (LIBOR03M + 0.900%) due 12/22/2020 «~	$1,000	$999
Total Loan Participations and Assignments (Cost $996)		999
CORPORATE BONDS & NOTES 72.9%
BANKING & FINANCE 33.1%
ADCB Finance Cayman Ltd. 2.625% due 03/10/2020	2,000	2,002
AerCap Ireland Capital DAC
3.950% due 02/01/2022	250	258
4.450% due 12/16/2021	500	520
4.625% due 10/30/2020	1,800	1,843
5.000% due 10/01/2021	500	526
Air Lease Corp.
2.500% due 03/01/2021	600	602
2.750% due 01/15/2023	1,300	1,315
3.500% due 01/15/2022	1,400	1,436
4.750% due 03/01/2020	500	505
Aircastle Ltd.
5.125% due 03/15/2021	1,000	1,037
5.500% due 02/15/2022	1,200	1,277
Ally Financial, Inc.
3.750% due 11/18/2019	100	100
4.125% due 02/13/2022	200	205
4.625% due 05/19/2022	300	312
7.500% due 09/15/2020	200	210
8.000% due 03/15/2020	400	409
American Tower Corp.
2.250% due 01/15/2022	600	601
2.800% due 06/01/2020	500	502
3.300% due 02/15/2021	400	406
3.375% due 05/15/2024	1,000	1,041
3.450% due 09/15/2021	400	409
Aozora Bank Ltd.
2.750% due 03/09/2020	800	800
3.810% due 09/07/2021	3,300	3,371
Assurant, Inc. 3.363% (US0003M + 1.250%) due 03/26/2021 ~	67	67
Athene Global Funding 3.562% (US0003M + 1.230%) due 07/01/2022 ~	2,500	2,530
Aviation Capital Group LLC
2.875% due 01/20/2022	2,820	2,832
3.082% (US0003M + 0.950%) due 06/01/2021 ~	100	100
4.125% due 08/01/2025	400	418
7.125% due 10/15/2020	750	785
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	600	642
Axis Bank Ltd. 3.250% due 05/21/2020	700	702
Banco Santander Chile
3.076% (US0003M + 0.800%) due 07/25/2020 ~	600	600
3.344% (US0003M + 1.200%) due 11/28/2021 ~	3,000	3,039
Barclays Bank PLC 2.801% (US0003M + 0.460%) due 01/11/2021 ~	1,000	998
Barclays PLC 4.291% (US0003M + 2.110%) due 08/10/2021 ~(h)	3,500	3,571
BGC Partners, Inc. 5.125% due 05/27/2021	250	258
BOC Aviation Ltd.
2.375% due 09/15/2021	200	198
3.000% due 03/30/2020	450	451
3.000% due 05/23/2022	500	502
3.238% (US0003M + 1.125%) due 09/26/2023 ~	1,500	1,508
3.316% (US0003M + 1.050%) due 05/02/2021 ~	500	502
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	432
7.875% due 10/15/2019	1,500	1,503
CIT Group, Inc. 5.000% due 08/15/2022	100	106

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Citibank N.A. 2.844% due 05/20/2022 •(h)	3,000	3,031
Citigroup, Inc. 3.233% (US0003M + 0.950%) due 07/24/2023 ~	200	201
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	250	260
Danske Bank A/S
3.001% due 09/20/2022 •	2,950	2,962
3.192% (US0003M + 1.060%) due 09/12/2023 ~	1,400	1,373
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	1,000	1,000
3.272% (US0003M + 0.950%) due 04/16/2022 ~	1,800	1,811
Five Corners Funding Trust 4.419% due 11/15/2023	400	433
Ford Motor Credit Co. LLC
2.681% due 01/09/2020	2,000	2,000
3.220% (US0003M + 0.880%) due 10/12/2021 ~	200	197
5.750% due 02/01/2021	500	517
General Motors Financial Co., Inc.
3.161% (US0003M + 0.850%) due 04/09/2021 ~	1,000	1,000
3.550% due 07/08/2022	1,500	1,533
3.700% due 11/24/2020	1,000	1,014
Goldman Sachs Group, Inc.
3.036% (US0003M + 0.780%) due 10/31/2022 ~	1,100	1,104
3.377% (US0003M + 1.110%) due 04/26/2022 ~	1,000	1,009
3.903% (US0003M + 1.600%) due 07/15/2020 ~	1,000	1,007
Goodman HK Finance 4.375% due 06/19/2024	1,000	1,056
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	3,500	3,498
3.078% (US0003M + 0.940%) due 03/02/2021 ~	300	300
Hartford Financial Services Group, Inc. 5.500% due 03/30/2020	500	508
HSBC Holdings PLC
3.600% due 05/25/2023	1,700	1,769
3.950% due 05/18/2024 •	2,000	2,093
ICICI Bank Ltd. 3.125% due 08/12/2020	1,465	1,471
ING Groep NV 3.254% (US0003M + 1.150%) due 03/29/2022 ~	1,500	1,520
International Lease Finance Corp.
8.250% due 12/15/2020	200	214
8.625% due 01/15/2022	500	568
JPMorgan Chase & Co.
3.207% due 04/01/2023 •	600	615
5.736% (US0003M + 3.470%) due 10/30/2019 ~(e)	1,117	1,124
Lloyds Bank PLC
2.250% due 08/14/2022	1,000	999
6.500% due 09/14/2020	1,175	1,217
Lloyds Banking Group PLC 2.858% due 03/17/2023 •	2,800	2,810
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022	1,000	1,008
2.802% (US0003M + 0.700%) due 03/07/2022 ~	500	501
3.127% (US0003M + 0.860%) due 07/26/2023 ~	2,000	2,006
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	200	199
3.406% due 02/28/2022	500	510
Mizuho Financial Group, Inc.
3.018% (US0003M + 0.880%) due 09/11/2022 ~	500	503
3.162% (US0003M + 0.840%) due 07/16/2023 ~	400	401
3.267% (US0003M + 1.140%) due 09/13/2021 ~	2,500	2,530
Morgan Stanley 3.458% (US0003M + 1.180%) due 01/20/2022 ~	400	404
Nationwide Building Society
3.622% due 04/26/2023 •	1,600	1,632
6.250% due 02/25/2020	150	152
Natwest Markets PLC 5.625% due 08/24/2020	500	514
Navient Corp.
5.000% due 10/26/2020	300	304
5.875% due 03/25/2021	200	209
6.500% due 06/15/2022	400	427
6.625% due 07/26/2021	200	210
7.250% due 01/25/2022	200	216
8.000% due 03/25/2020	2,500	2,556
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020	1,600	1,598
2.693% (US0003M + 0.390%) due 07/13/2020 ~	1,200	1,200
2.789% (US0003M + 0.630%) due 09/21/2021 ~	500	500
2.953% (US0003M + 0.650%) due 07/13/2022 ~	1,680	1,676
ORIX Corp.
2.650% due 04/13/2021	500	502
2.900% due 07/18/2022	500	509

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

2.950% due 07/23/2020	500	502
3.200% due 01/19/2022	500	510
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	400	404
5.250% due 08/15/2022	2,800	2,958
Piper Jaffray Cos.
4.740% due 10/15/2021 «(a)(f)	200	201
5.200% due 10/15/2023 «(a)(f)	600	602
QNB Finance Ltd.
3.266% (US0003M + 1.000%) due 05/02/2022 ~	2,000	2,007
3.531% (US0003M + 1.350%) due 02/12/2020 ~	700	703
3.631% (US0003M + 1.450%) due 08/11/2021 ~	600	602
Reckson Operating Partnership LP 7.750% due 03/15/2020	2,000	2,047
Royal Bank of Scotland Group PLC 4.519% due 06/25/2024 •	1,800	1,894
Santander Holdings USA, Inc. 2.650% due 04/17/2020	200	200
Santander UK Group Holdings PLC 2.875% due 08/05/2021	800	804
Santander UK PLC 3.400% due 06/01/2021	1,000	1,018
SBA Tower Trust 3.156% due 10/10/2045	1,600	1,603
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	1,022
SL Green Operating Partnership LP 3.148% (US0003M + 0.980%) due 08/16/2021 ~	200	200
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,510	1,511
3.000% due 07/15/2022	200	202
3.550% due 04/15/2024	1,500	1,560
4.125% due 07/15/2023	900	947
Springleaf Finance Corp.
6.125% due 05/15/2022	1,300	1,397
7.750% due 10/01/2021	800	873
8.250% due 12/15/2020	1,150	1,225
Standard Chartered PLC 2.744% due 09/10/2022 •	3,000	3,004
Starwood Property Trust, Inc. 3.625% due 02/01/2021	1,000	1,006
State Bank of India 3.253% (US0003M + 0.950%) due 04/06/2020 ~	1,300	1,302
Synchrony Financial 2.850% due 07/25/2022	1,700	1,716
UBS Group Funding Switzerland AG 3.783% due 02/01/2022 •	1,700	1,739
		135,671
INDUSTRIALS 31.6%
Altria Group, Inc. 3.490% due 02/14/2022	1,000	1,026
Andeavor Logistics LP 5.500% due 10/15/2019	2,000	2,002
Anheuser-Busch North American Holding Corp. 3.750% due 01/15/2022	2,500	2,590
Arrow Electronics, Inc. 3.500% due 04/01/2022	900	919
Bacardi Ltd. 4.500% due 01/15/2021	3,000	3,059
BAT Capital Corp. 3.038% (US0003M + 0.880%) due 08/15/2022 ~	2,600	2,616
BAT International Finance PLC 2.750% due 06/15/2020	1,000	1,003
Bayer U.S. Finance LLC 2.375% due 10/08/2019	2,035	2,035
Becton Dickinson and Co. 2.675% due 12/15/2019	433	433
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	400	401
Boston Scientific Corp. 3.450% due 03/01/2024	500	522
Broadcom Corp.
2.375% due 01/15/2020	1,200	1,200
3.000% due 01/15/2022	2,000	2,020
Broadcom, Inc. 4.250% due 04/15/2026	600	620
Central Nippon Expressway Co. Ltd.
2.849% due 03/03/2022	1,000	1,012
2.948% due 03/03/2022 •	500	503
2.989% (US0003M + 0.850%) due 09/14/2021 ~	500	504
Charter Communications Operating LLC
3.579% due 07/23/2020	500	505

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

3.903% (US0003M + 1.650%) due 02/01/2024 ~	500	513
4.464% due 07/23/2022	1,500	1,580
Cigna Corp. 3.750% due 07/15/2023	1,000	1,047
CK Hutchison International Ltd. 3.250% due 04/11/2024	3,100	3,198
Conagra Brands, Inc. 4.600% due 11/01/2025	500	550
Continental Airlines Pass-Through Trust 5.983% due 10/19/2023	1,333	1,408
Cox Communications, Inc. 3.250% due 12/15/2022	300	308
Crown Castle Towers LLC 3.222% due 05/15/2042	800	809
CVS Health Corp.
2.822% (US0003M + 0.720%) due 03/09/2021 ~	1,500	1,508
3.350% due 03/09/2021	425	432
Daimler Finance North America LLC 2.611% (US0003M + 0.430%) due 02/12/2021 ~(h)	4,750	4,745
Dell International LLC
4.420% due 06/15/2021	600	619
4.900% due 10/01/2026	1,100	1,179
5.450% due 06/15/2023	500	545
Delta Air Lines, Inc. 3.625% due 03/15/2022	900	925
Deutsche Telekom International Finance BV 1.950% due 09/19/2021	1,050	1,043
Dominion Energy Gas Holdings LLC 2.719% (US0003M + 0.600%) due 06/15/2021 ~	300	301
EMC Corp. 2.650% due 06/01/2020	1,750	1,751
Energy Transfer LP 7.500% due 10/15/2020	142	148
Energy Transfer Operating LP
4.150% due 10/01/2020	500	508
4.250% due 03/15/2023	500	523
Energy Transfer Partners LP 5.750% due 09/01/2020	200	204
EQT Corp. 2.869% (US0003M + 0.770%) due 10/01/2020 ~	3,000	2,994
Equifax, Inc.
3.028% (US0003M + 0.870%) due 08/15/2021 ~	800	800
3.600% due 08/15/2021	1,200	1,223
Fortune Brands Home & Security, Inc. 3.000% due 06/15/2020	1,480	1,485
GATX Corp. 3.007% (US0003M + 0.720%) due 11/05/2021 ~	500	501
General Electric Co.
2.700% due 10/09/2022	800	802
4.375% due 09/16/2020	500	509
5.000% due 01/21/2021 •(e)	2,200	2,091
General Mills, Inc. 6.610% due 10/15/2022	500	522
Holcim U.S. Finance SARL & Cie SCS 6.000% due 12/30/2019	950	958
Hyundai Capital America
2.600% due 03/19/2020	1,000	1,000
3.243% (US0003M + 0.940%) due 07/08/2021 ~	900	901
3.450% due 03/12/2021	1,200	1,215
Imperial Brands Finance PLC
3.125% due 07/26/2024	1,700	1,705
3.750% due 07/21/2022	2,200	2,266
Incitec Pivot Finance LLC 6.000% due 12/10/2019	600	604
Kansas City Southern
3.000% due 05/15/2023	1,100	1,127
3.125% due 06/01/2026	700	715
Kinder Morgan Energy Partners LP 6.500% due 04/01/2020	436	445
KLA Corp. 3.375% due 11/01/2019	100	100
Komatsu Finance America, Inc. 2.118% due 09/11/2020	1,520	1,516
Las Vegas Sands Corp. 3.500% due 08/18/2026	2,000	2,035
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	119	123
Lear Corp. 5.250% due 01/15/2025	2,800	2,892
Masco Corp. 7.125% due 03/15/2020	39	40
MGM Resorts International 6.750% due 10/01/2020	1,000	1,040

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Micron Technology, Inc. 4.185% due 02/15/2027	1,800	1,854
Mylan NV
3.150% due 06/15/2021	2,800	2,837
3.750% due 12/15/2020	1,000	1,015
NXP BV
4.125% due 06/01/2021	1,700	1,745
4.625% due 06/15/2022	2,000	2,096
Occidental Petroleum Corp.
3.437% (US0003M + 1.250%) due 08/13/2021 ~	1,000	1,006
3.637% (US0003M + 1.450%) due 08/15/2022 ~	2,900	2,920
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020	911	929
6.000% due 04/07/2023	1,000	1,098
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	700	710
3.450% due 07/01/2024	1,000	1,041
Reynolds American, Inc. 4.000% due 06/12/2022	700	730
Rockies Express Pipeline LLC 5.625% due 04/15/2020	3,765	3,826
Ryder System, Inc. 2.875% due 06/01/2022	900	915
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,700	1,757
6.250% due 03/15/2022	500	539
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	800	817
Smithfield Foods, Inc. 2.700% due 01/31/2020	2,500	2,499
Spirit AeroSystems, Inc. 2.919% (US0003M + 0.800%) due 06/15/2021 ~	1,276	1,275
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	500	503
Syngenta Finance NV
3.698% due 04/24/2020	2,100	2,107
3.933% due 04/23/2021	1,200	1,222
Takeda Pharmaceutical Co. Ltd. 2.450% due 01/18/2022	1,000	1,003
Tencent Holdings Ltd. 3.251% (US0003M + 0.910%) due 04/11/2024 ~	600	601
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	3,200	2,936
Time Warner Cable LLC 5.000% due 02/01/2020	500	504
Volkswagen Group of America Finance LLC
2.946% (US0003M + 0.770%) due 11/13/2020 ~	2,049	2,056
4.000% due 11/12/2021	1,700	1,757
Wabtec Corp.
3.419% (US0003M + 1.050%) due 09/15/2021 ~	300	300
4.400% due 03/15/2024	2,000	2,132
WestJet Airlines Ltd. 3.500% due 06/16/2021	1,050	1,068
Woodside Finance Ltd.
3.650% due 03/05/2025	100	103
3.700% due 09/15/2026	200	207
4.600% due 05/10/2021	1,800	1,850
Woolworths Group Ltd. 4.000% due 09/22/2020	300	304
ZF North America Capital, Inc. 4.000% due 04/29/2020	3,133	3,153
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	1,000	1,002
3.375% due 11/30/2021	500	510
		129,350
UTILITIES 8.2%
AT&T, Inc.
3.000% due 06/30/2022	500	511
3.065% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,102
3.312% (US0003M + 1.180%) due 06/12/2024 ~	2,000	2,038
China Shenhua Overseas Capital Co. Ltd. 3.125% due 01/20/2020	2,985	2,986
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	200	200
Duke Energy Corp. 2.675% (US0003M + 0.500%) due 05/14/2021 ~	600	603
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	532
6.400% due 09/15/2020	200	207
Edison International 2.125% due 04/15/2020	3,300	3,294

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Enel Finance International NV 4.250% due 09/14/2023	200	213
FirstEnergy Corp. 2.850% due 07/15/2022	970	985
Israel Electric Corp. Ltd. 9.375% due 01/28/2020	1,500	1,534
NextEra Energy Capital Holdings, Inc.
2.544% (US0003M + 0.400%) due 08/21/2020 ~	500	500
2.694% (US0003M + 0.550%) due 08/28/2021 ~	1,500	1,500
Pennsylvania Electric Co. 5.200% due 04/01/2020	1,000	1,015
Plains All American Pipeline LP
5.000% due 02/01/2021	2,806	2,879
5.750% due 01/15/2020	1,500	1,514
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	280	284
Sempra Energy 2.803% (US0003M + 0.500%) due 01/15/2021 ~	2,500	2,498
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	500	500
2.500% due 04/28/2020	2,000	2,001
Sprint Corp. 7.250% due 09/15/2021	3,100	3,316
Verizon Communications, Inc. 3.258% (US0003M + 1.100%) due 05/15/2025 ~	1,000	1,016
Vodafone Group PLC 3.312% (US0003M + 0.990%) due 01/16/2024 ~	2,300	2,321
		33,549
Total Corporate Bonds & Notes (Cost $295,730)		298,570
U.S. GOVERNMENT AGENCIES 18.5%
Fannie Mae
4.000% due 09/01/2039 - 03/01/2047	1,471	1,558
5.000% due 04/01/2033 - 09/01/2047	3,928	4,153
5.150% due 05/01/2035	49	49
5.350% due 02/01/2035 - 01/01/2038	682	720
5.450% due 04/01/2036	139	148
5.500% due 12/01/2028 - 07/01/2050	2,644	2,855
6.000% due 09/01/2028 - 04/01/2048	1,923	2,089
6.500% due 03/01/2026 - 09/01/2048	949	1,046
Fannie Mae UMBS
4.250% due 11/01/2035 - 01/01/2036	335	350
4.750% due 09/01/2034 - 04/01/2036	762	820
5.340% due 09/01/2029	72	77
5.500% due 05/01/2021	3	3
6.000% due 06/01/2031	3	4
6.500% due 09/01/2021 - 02/01/2022	4	4
Fannie Mae UMBS, TBA
3.000% due 12/01/2049	16,400	16,625
4.000% due 11/01/2049 - 12/01/2049	23,400	24,299
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	11	11
4.500% due 12/01/2019 - 07/01/2021	11	11
5.000% due 12/01/2020 - 02/01/2038	972	1,029
5.400% due 09/01/2037 - 11/01/2038	566	612
5.490% due 10/01/2038	32	34
5.500% due 11/01/2021 - 06/01/2047	3,403	3,641
5.550% due 06/01/2037 - 07/01/2037	241	262
5.650% due 01/01/2037	43	47
6.000% due 02/01/2028 - 06/01/2037	787	838
6.500% due 08/01/2022 - 10/17/2038	694	762
7.000% due 05/01/2029 - 10/01/2037	102	105
10.500% due 12/01/2019 - 12/01/2020	1	1
Freddie Mac UMBS 3.500% due 05/01/2049 (h)	3,892	3,999
Ginnie Mae
3.000% due 11/20/2046	197	204
3.028% due 08/16/2039 •	8	8
3.500% due 05/20/2042 - 09/20/2044	431	445
3.700% due 04/15/2042	212	221
3.740% due 03/20/2042 - 07/20/2042	272	281
3.750% due 04/15/2042 - 03/20/2044	269	283
4.000% due 04/20/2040 - 06/20/2043	2,152	2,207
4.500% due 08/20/2038 - 11/20/2048	2,831	2,971
5.000% due 02/20/2039	13	13
5.350% due 12/15/2036 - 01/15/2038	732	787
5.400% due 12/20/2038 - 06/20/2039	316	338
5.500% due 03/20/2034 - 08/20/2041	619	653
6.000% due 09/20/2038	79	86
6.500% due 09/20/2025 - 07/20/2039	115	123

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

7.000% due 09/15/2024 - 06/20/2039	701	746
Total U.S. Government Agencies (Cost $75,398)		75,518
U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Inflation Protected Securities (d)
0.750% due 07/15/2028	1,226	1,290
U.S. Treasury Notes
1.500% due 08/31/2021	3,000	2,992
1.750% due 07/31/2021	4,900	4,907
Total U.S. Treasury Obligations (Cost $9,173)		9,189
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
AREIT Trust 3.048% due 09/14/2036 •	500	502
Bancorp Commercial Mortgage Trust
3.028% due 03/15/2036 •	492	492
3.316% due 09/15/2036 •	500	501
Bear Stearns Adjustable Rate Mortgage Trust 4.702% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust
2.178% due 02/25/2034 •	398	395
4.496% due 05/25/2035 ~	60	62
Brass No. 8 PLC 0.000% due 11/16/2066 •	400	401
BX Trust 2.908% due 07/15/2034 •	594	595
Chase Mortgage Finance Trust 4.536% due 02/25/2037 ~	913	959
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.218% due 01/25/2036 •	96	97
2.248% due 10/25/2035 •	454	457
2.318% due 08/25/2035 •	55	55
Citigroup Mortgage Loan Trust 3.228% due 03/25/2082 þ	199	200
CLNS Trust 2.850% due 06/11/2032 •	2,000	1,997
Countrywide Alternative Loan Trust 2.158% due 06/25/2037 •	103	99
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~	199	201
Exantas Capital Corp. Ltd. 3.025% due 04/15/2036 •	1,100	1,102
First Horizon Alternative Mortgage Securities Trust 4.249% due 02/25/2035 ~	485	486
GSR Mortgage Loan Trust
3.711% due 08/25/2033 •	147	151
4.928% due 09/25/2035 ~	16	16
Holmes Master Issuer PLC 2.723% due 10/15/2054 •	1,537	1,537
Impac CMB Trust 2.658% due 03/25/2035 •	209	209
JPMBB Commercial Mortgage Securities Trust 3.379% due 09/15/2050	300	316
JPMorgan Chase Commercial Mortgage Securities Trust 3.600% due 12/15/2031 •	2,000	2,005
JPMorgan Mortgage Trust 4.508% due 07/25/2035 ~	523	538
Lanark Master Issuer PLC 2.902% due 12/22/2069	2,240	2,246
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	2,484	2,492
MASTR Adjustable Rate Mortgages Trust 4.791% due 04/21/2034 ~	40	41
Merrill Lynch Mortgage Investors Trust
2.478% due 04/25/2029 •	342	342
4.343% due 12/25/2035 ~	575	576
New Residential Mortgage Loan Trust 5.500% due 05/25/2058	248	262
Nomura Resecuritization Trust 4.064% due 04/26/2037 ~	257	260
PFP Ltd. 2.998% due 04/14/2036 •	2,500	2,507
Sequoia Mortgage Trust
2.244% due 07/20/2036 •	1,604	1,567
2.704% due 06/20/2033 •	3	3
2.890% due 11/22/2024 •	3	3
Silverstone Master Issuer PLC 2.848% due 01/21/2070 •	200	200
Structured Asset Mortgage Investments Trust
2.637% due 07/19/2034 •	8	8
2.717% due 09/19/2032 •	17	16

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Thornburg Mortgage Securities Trust 4.583% due 04/25/2045 ~	114	115
VMC Finance LLC 2.945% due 10/15/2035 •	1,906	1,906
WaMu Mortgage Pass-Through Certificates Trust
2.328% due 01/25/2045 •	23	23
2.418% due 06/25/2044 •	969	989
2.448% due 10/25/2045 •	174	173
3.426% due 06/25/2046 •	48	48
3.598% due 07/25/2037 ^~	659	604
4.684% due 06/25/2033 ~	3	3
Wells Fargo Mortgage-Backed Securities Trust
4.606% due 10/25/2035 ~	30	30
4.787% due 06/25/2035 ~	2	2
Wells Fargo-RBS Commercial Mortgage Trust 3.475% due 06/15/2044 •	1,384	1,395
Total Non-Agency Mortgage-Backed Securities (Cost $28,935)		29,186
ASSET-BACKED SECURITIES 9.7%
Apidos CLO 3.283% due 01/19/2025 •	57	57
Arbor Realty Commercial Real Estate Notes Ltd. 3.178% due 05/15/2037 •	300	300
Barings BDC Static CLO Ltd. 3.323% due 04/15/2027 •	1,560	1,560
Bayview Opportunity Master Fund Trust
3.967% due 03/28/2034 þ	516	520
4.213% due 10/29/2033 þ	177	178
Bear Stearns Asset-Backed Securities Trust
2.508% due 09/25/2035 •	1,500	1,501
2.818% due 10/27/2032 •	38	37
2.918% due 08/25/2034 •	740	743
Bear Stearns Second Lien Trust 3.368% due 01/25/2036 •	1,812	1,818
BlueMountain CLO Ltd. 3.633% due 04/13/2027 •	273	274
Cent CLO Ltd. 3.586% due 10/29/2025 •	176	176
Chase Funding Trust 2.618% due 07/25/2033 •	210	206
CIFC Funding Ltd. 3.136% due 10/25/2027 •	300	299
Countrywide Asset-Backed Certificates 2.468% due 03/25/2036 •	275	272
Countrywide Asset-Backed Certificates Trust 2.718% due 11/25/2035 •	1,000	1,003
Crown Point CLO Ltd. 3.243% due 07/17/2028	700	698
Drug Royalty LP 5.153% due 07/15/2023 •	20	20
Dryden Senior Loan Fund 3.203% due 10/15/2027 •	300	300
Finance America Mortgage Loan Trust 2.843% due 08/25/2034 •	188	189
First Franklin Mortgage Loan Trust
2.178% due 04/25/2036 •	1,811	1,771
2.768% due 11/25/2034 •	254	254
2.948% due 07/25/2034 •	1,044	1,049
Greystone Commercial Real Estate Notes 3.442% due 09/15/2037 •	1,000	1,003
GSAA Home Equity Trust 2.288% due 07/25/2037 •	558	547
GSAMP Trust 2.278% due 06/25/2036 •	1,000	975
LCM LP 3.318% due 10/20/2027 •	500	500
LoanCore Issuer Ltd. 3.158% due 05/15/2036 •	600	601
Navient Private Education Loan Trust 3.228% due 12/15/2028 •	531	536
New Century Home Equity Loan Trust 2.948% due 11/25/2034 •	543	546
NovaStar Mortgage Funding Trust 2.678% due 01/25/2036 •	1,000	1,001
Ocean Trails CLO 3.453% due 07/15/2028 •	1,500	1,501
Palmer Square Loan Funding Ltd. 3.493% due 04/20/2027 •	1,600	1,600
RAAC Trust 2.568% due 01/25/2046 •	1,000	998
Residential Asset Securities Corp. Trust
2.888% due 05/25/2035 •	242	244
3.068% due 06/25/2035 •	1,528	1,534

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Saxon Asset Securities Trust 2.577% due 05/25/2035 •	195	188
Securitized Asset-Backed Receivables LLC Trust 2.693% due 01/25/2035 •	299	297
SLM Student Loan Trust
3.026% due 04/25/2023 •	475	471
3.776% due 04/25/2023 •	294	295
3.976% due 07/25/2023 •	254	257
SMB Private Education Loan Trust 2.980% due 07/15/2027	1,202	1,212
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	236	241
Soundview Home Loan Trust 2.693% due 06/25/2035 •	1,027	1,028
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/2036	634	641
Starwood Waypoint Homes Trust 2.978% due 01/17/2035 •	959	960
Structured Asset Investment Loan Trust 2.568% due 09/25/2034 •	1,980	1,946
Structured Asset Securities Corp. Mortgage Loan Trust 2.153% due 07/25/2036 •	1,493	1,467
Towd Point Mortgage Trust
2.618% due 02/25/2057 •	519	518
3.000% due 11/25/2058 ~	1,100	1,107
Tralee CLO Ltd. 3.388% due 10/20/2028 •	1,000	998
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	826	829
WhiteHorse Ltd.
3.233% due 04/17/2027 •	862	861
3.463% due 07/17/2026 •	228	228
Zais CLO Ltd. 3.453% due 04/15/2028 •	1,500	1,502
Total Asset-Backed Securities (Cost $39,605)		39,857
SOVEREIGN ISSUES 0.4%
Export-Import Bank of India
2.750% due 04/01/2020	800	802
3.152% (US0003M + 1.000%) due 08/21/2022 ~	1,000	1,000
Total Sovereign Issues (Cost $1,793)		1,802
SHORT-TERM INSTRUMENTS 1.6%
COMMERCIAL PAPER 0.5%
Ford Motor Credit Co. LLC 3.350% due 01/21/2020	2,200	2,182
REPURCHASE AGREEMENTS (g) 1.0%		4,181
U.S. TREASURY BILLS 0.1%
1.955% due 12/05/2019 (b)(c)(k)	283	282
Total Short-Term Instruments (Cost $6,640)		6,645
Total Investments in Securities (Cost $458,270)		461,766
Total Investments 112.8% (Cost $458,270)		$461,766
Financial Derivative Instruments (i)(j) (0.1)%(Cost or Premiums, net $(2,965))		(402)
Other Assets and Liabilities, net (12.7)%		(52,004)
Net Assets 100.0%		$409,360

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Piper Jaffray Cos.	4.740%	10/15/2021	9/19/2019	$200	$201	0.05%
Piper Jaffray Cos.	5.200	10/15/2023	9/19/2019	600	602	0.15
				$800	$803	0.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$681	U.S. Treasury Notes 1.750% due 05/31/2022	$(697)	$681	$681
JPS	2.500	09/30/2019	10/01/2019	3,500	U.S. Treasury Notes 2.625% due 08/15/2020	(3,571)	3,500	3,500
Total Repurchase Agreements						$(4,268)	$4,181	$4,181

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	2.250%	09/20/2019	10/23/2019	$(3,408)	$(3,411)
CSN	2.400	09/19/2019	10/21/2019	(3,785)	(3,788)
RDR	2.290	09/20/2019	10/23/2019	(7,389)	(7,394)
Total Reverse Repurchase Agreements					$(14,593)
(h)	Securities with an aggregate market value of $15,346 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(18,700) at a weighted average interest rate of 2.553%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2019	811	$174,771	$(241)	$0	$(25)
U.S. Treasury 10-Year Ultra December Futures	12/2019	25	3,560	(56)	0	(1)
				$(297)	$0	$(26)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2019	73	$(8,698)	$47	$4	$0
U.S. Treasury 10-Year Note December Futures	12/2019	4	(521)	6	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	32	(6,141)	60	0	(2)
				$113	$4	$(2)
Total Futures Contracts				$(184)	$4	$(28)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$2,592	$(21)	$(183)	$(204)	$0	$(4)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	297	(22)	1	(21)	0	(1)
CDX.HY-33 5-Year Index	(5.000)	Quarterly	12/20/2024	5,500	(367)	(8)	(375)	0	(14)
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024	74,500	(1,530)	(63)	(1,593)	0	(46)
					$(1,940)	$(253)	$(2,193)	$0	$(65)
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	Semi-Annual	06/19/2026	$24,200	$(868)	$(1,619)	$(2,487)	$5	$0
Receive(4)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030	3,400	(18)	(1)	(19)	1	0
						$(886)	$(1,620)	$(2,506)	$6	$0
Total Swap Agreements						$(2,826)	$(1,873)	$(4,699)	$6	$(65)

Cash of $2,048 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	10/2019	EUR	440		$487	$7	$0
BRC	10/2019		$14,054	EUR	12,853	0	(44)
	11/2019	EUR	12,853		$14,088	44	0
SCX	10/2019		12,413		13,775	246	0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

UAG	10/2019	JPY	845,300		7,854	36	0
	10/2019		$8,012	JPY	845,300	0	(195)
	11/2019		7,872		845,300	0	(37)
Total Forward Foreign Currency Contracts						$333	$(276)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	11/20/2019	8,300	$(11)	$(2)
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,400	(2)	0
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,400	(2)	0
CBK	Put - OTC CDX.IG-33 5-Year Index	Sell	0.800	12/18/2019	4,300	(5)	(4)
	Put - OTC CDX.IG-33 5-Year Index	Sell	1.200	01/15/2020	6,800	(4)	(3)
DUB	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	4,900	(6)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	5,100	(6)	(1)
MYC	Call - OTC CDX.IG-32 5-Year Index	Buy	0.475	10/16/2019	13,000	(7)	(2)
						$(43)	$(13)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.844%	10/09/2019	4,700	$(42)	$(17)
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	10/15/2019	49,100	(38)	(54)
							$(80)	$(71)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	$100.891	11/06/2019	5,900	$(16)	$(13)
Total Written Options					$(139)	$(97)
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.280%	Maturity	10/03/2019	$4,500	$0	$(96)	$0	$(96)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.300%	Maturity	10/04/2019	3,500	0	(47)	0	(47)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.280%	Maturity	10/09/2019	9,090	0	(79)	0	(79)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.260%	Maturity	10/11/2019	3,200	0	(49)	0	(49)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.410% (Federal Funds Rate plus a specified spread)	Maturity	10/22/2019	6,300	0	(19)	0	(19)
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	2.310%	Maturity	10/15/2019	1,700	0	11	11	0
Total Swap Agreements								$0	$(279)	$11	$(290)

(k)	Securities with an aggregate market value of $282 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$999	$999
Corporate Bonds & Notes
Banking & Finance	0	134,868	803	135,671
Industrials	0	129,350	0	129,350
Utilities	0	33,549	0	33,549
U.S. Government Agencies	0	75,518	0	75,518
U.S. Treasury Obligations	0	9,189	0	9,189
Non-Agency Mortgage-Backed Securities	0	29,186	0	29,186
Asset-Backed Securities	0	39,857	0	39,857
Sovereign Issues	0	1,802	0	1,802
Short-Term Instruments
Commercial Paper	0	2,182	0	2,182
Repurchase Agreements	0	4,181	0	4,181
U.S. Treasury Bills	0	282	0	282

Total Investments	$0	$459,964	$1,802	$461,766

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	6	0	10
Over the counter	0	344	0	344

	$4	$350	$0	$354
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(65)	0	(93)
Over the counter	0	(663)	0	(663)

	$(28)	$(728)	$0	$(756)

Total Financial Derivative Instruments	$(24)	$(378)	$0	$(402)

Totals	$(24)	$459,586	$1,802	$461,364

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.4% ¤
CORPORATE BONDS & NOTES 65.1%
BANKING & FINANCE 35.5%
ABN AMRO Bank NV
2.702% (US0003M + 0.570%) due 08/27/2021 ~	$29,000	$29,101
2.713% (US0003M + 0.410%) due 01/19/2021 ~	5,420	5,427
ADCB Finance Cayman Ltd. 2.625% due 03/10/2020	5,240	5,244
AerCap Ireland Capital DAC
4.250% due 07/01/2020	28,210	28,602
4.625% due 10/30/2020	44,731	45,797
AIA Group Ltd. 2.676% (US0003M + 0.520%) due 09/20/2021 ~	40,835	40,835
AIG Global Funding
2.565% (US0003M + 0.480%) due 07/02/2020 ~	6,208	6,226
2.566% (US0003M + 0.460%) due 06/25/2021 ~	8,900	8,929
Air Lease Corp.
2.125% due 01/15/2020	47,318	47,297
4.750% due 03/01/2020	23,236	23,462
Aircastle Ltd. 7.625% due 04/15/2020	9,335	9,597
American Express Co.
2.596% (US0003M + 0.330%) due 10/30/2020 ~	5,500	5,508
2.756% (US0003M + 0.620%) due 05/20/2022 ~	37,000	37,131
2.863% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,237
American Honda Finance Corp.
2.424% (US0003M + 0.290%) due 12/10/2021 ~	33,000	32,967
2.640% (US0003M + 0.540%) due 06/27/2022 ~	53,300	53,504
American Tower Corp. 2.800% due 06/01/2020	8,555	8,588
Aozora Bank Ltd. 2.750% due 03/09/2020	2,300	2,300
Athene Global Funding
2.750% due 04/20/2020	3,904	3,918
3.418% (US0003M + 1.140%) due 04/20/2020 ~	42,885	43,122
3.562% (US0003M + 1.230%) due 07/01/2022 ~	35,659	36,090
AvalonBay Communities, Inc. 2.733% (US0003M + 0.430%) due 01/15/2021 ~	7,575	7,573
Aviation Capital Group LLC
2.936% (US0003M + 0.670%) due 07/30/2021 ~	6,055	6,045
3.082% (US0003M + 0.950%) due 06/01/2021 ~	31,665	31,786
6.750% due 04/06/2021	3,960	4,197
7.125% due 10/15/2020	3,629	3,797
Axis Bank Ltd. 3.250% due 05/21/2020	10,854	10,886
Bank of America Corp. 2.749% (US0003M + 0.650%) due 10/01/2021 ~	28,000	28,090
Barclays Bank PLC
2.650% due 01/11/2021	2,100	2,106
2.801% (US0003M + 0.460%) due 01/11/2021 ~	2,275	2,271
Barclays PLC
2.750% due 11/08/2019	104,385	104,405
2.875% due 06/08/2020	5,804	5,817
3.548% (US0003M + 1.380%) due 05/16/2024 ~	19,000	18,917
4.291% (US0003M + 2.110%) due 08/10/2021 ~	4,500	4,592
BNZ International Funding Ltd.
2.400% due 02/21/2020	2,500	2,503
2.852% (US0003M + 0.700%) due 02/21/2020 ~	20,650	20,701
3.099% (US0003M + 0.980%) due 09/14/2021 ~	13,000	13,153
BOC Aviation Ltd.
3.000% due 03/30/2020	14,703	14,729
3.316% (US0003M + 1.050%) due 05/02/2021 ~	14,715	14,776
Cantor Fitzgerald LP 7.875% due 10/15/2019	22,695	22,740
Caterpillar Financial Services Corp.
2.382% (US0003M + 0.280%) due 09/07/2021 ~	14,000	14,002
2.412% (US0003M + 0.300%) due 03/08/2021 ~	10,000	10,008
2.668% (US0003M + 0.510%) due 05/15/2023 ~	8,400	8,394
Citibank N.A.
2.736% (US0003M + 0.600%) due 05/20/2022 ~	94,300	94,485
2.829% (US0003M + 0.570%) due 07/23/2021 ~	1,500	1,509
Citigroup, Inc.
3.161% (US0003M + 1.023%) due 06/01/2024 ~	37,800	38,075
3.172% (US0003M + 1.070%) due 12/08/2021 ~	13,000	13,162

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

3.456% (US0003M + 1.190%) due 08/02/2021 ~	8,200	8,311
Cooperatieve Rabobank UA 3.168% (US0003M + 0.830%) due 01/10/2022 ~	45,000	45,434
Credit Suisse Group AG 3.372% (US0003M + 1.240%) due 06/12/2024 ~	5,000	5,035
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	23,221	23,286
3.125% due 12/10/2020	6,700	6,765
4.590% (US0003M + 2.290%) due 04/16/2021 ~	7,500	7,701
Danske Bank A/S
2.200% due 03/02/2020	5,300	5,298
2.648% (US0003M + 0.510%) due 03/02/2020 ~	46,600	46,619
2.750% due 09/17/2020	20,400	20,482
3.001% due 09/20/2022 •	1,500	1,506
DBS Group Holdings Ltd. 2.896% (US0003M + 0.620%) due 07/25/2022 ~	58,530	58,803
Delphi Financial Group, Inc. 7.875% due 01/31/2020	3,805	3,871
Dexia Credit Local S.A. 2.576% (US0003M + 0.320%) due 09/29/2020 ~	35,000	35,087
DNB Bank ASA
2.455% (US0003M + 0.370%) due 10/02/2020 ~	11,000	11,019
3.208% (US0003M + 1.070%) due 06/02/2021 ~	8,600	8,710
Emirates NBD PJSC
2.975% (US0003M + 0.800%) due 02/12/2020 ~	3,100	3,100
3.250% due 11/19/2019	21,000	21,026
3.806% (US0003M + 1.550%) due 01/26/2020 ~	11,025	11,066
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	1,540	1,540
3.272% (US0003M + 0.950%) due 04/16/2022 ~	3,000	3,019
First Gulf Bank PJSC 2.625% due 02/24/2020	1,600	1,602
Ford Motor Credit Co. LLC
2.696% (US0003M + 0.430%) due 11/02/2020 ~	3,500	3,470
2.922% (US0003M + 0.790%) due 06/12/2020 ~	26,500	26,457
3.065% (US0003M + 0.930%) due 09/24/2020 ~	58,100	58,108
3.217% (US0003M + 0.930%) due 11/04/2019 ~	830	830
3.311% (US0003M + 1.000%) due 01/09/2020 ~	26,675	26,679
4.853% (US0003M + 2.550%) due 01/07/2021 ~	13,600	13,811
8.125% due 01/15/2020	6,510	6,618
General Motors Financial Co., Inc.
2.450% due 11/06/2020	10,026	10,023
2.779% (US0003M + 0.540%) due 11/06/2020 ~	4,708	4,695
3.161% (US0003M + 0.850%) due 04/09/2021 ~	19,594	19,587
3.233% (US0003M + 0.930%) due 04/13/2020 ~	74,483	74,672
3.339% (US0003M + 1.100%) due 11/06/2021 ~	36,422	36,444
3.700% due 11/24/2020	1,057	1,071
3.853% (US0003M + 1.550%) due 01/14/2022 ~	3,700	3,728
Goldman Sachs Bank USA 2.575% due 05/24/2021 •	25,200	25,244
Goldman Sachs Group, Inc.
2.550% due 10/23/2019	5,600	5,601
2.830% (US0003M + 0.730%) due 12/27/2020 ~	14,861	14,876
3.036% (US0003M + 0.780%) due 10/31/2022 ~	1,538	1,543
3.328% (US0003M + 1.170%) due 11/15/2021 ~	52,932	53,347
3.377% (US0003M + 1.110%) due 04/26/2022 ~	30,550	30,819
3.636% (US0003M + 1.360%) due 04/23/2021 ~	19,400	19,669
5.375% due 03/15/2020	1,300	1,319
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/2020	5,600	5,590
2.400% due 06/15/2020	21,800	21,789
2.652% (US0003M + 0.500%) due 05/21/2020 ~	18,246	18,262
3.078% (US0003M + 0.940%) due 03/02/2021 ~	37,600	37,651
3.550% due 05/21/2021	4,200	4,266
Hitachi Capital UK PLC 2.826% (US0003M + 0.690%) due 11/20/2020 ~	4,200	4,203
HSBC Holdings PLC
2.724% (US0003M + 0.600%) due 05/18/2021 ~	26,030	26,060
2.782% (US0003M + 0.650%) due 09/11/2021 ~	73,217	73,328
3.124% (US0003M + 1.000%) due 05/18/2024 ~	6,000	6,027
3.789% (US0003M + 1.500%) due 01/05/2022 ~	68,373	69,677
HSBC USA, Inc. 2.750% due 08/07/2020	1,500	1,509
HSH Portfoliomanagement AoeR
2.454% (US0003M + 0.330%) due 11/19/2021 ~	10,000	10,055
2.475% (US0003M + 0.330%) due 09/18/2020 ~	1,000	1,002
Hyundai Capital Services, Inc. 2.625% due 09/29/2020	24,178	24,191
ICICI Bank Ltd.
3.125% due 08/12/2020	3,830	3,845
3.500% due 03/18/2020	7,850	7,880
5.750% due 11/16/2020	1,344	1,388
ING Bank NV
3.009% (US0003M + 0.690%) due 10/01/2019 ~	2,000	2,000

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

3.094% (US0003M + 0.970%) due 08/17/2020 ~	2,000	2,015
ING Groep NV 3.254% (US0003M + 1.150%) due 03/29/2022 ~	21,200	21,477
International Lease Finance Corp.
4.625% due 04/15/2021	13,000	13,390
8.250% due 12/15/2020	8,380	8,968
Jackson National Life Global Funding
2.556% (US0003M + 0.300%) due 04/27/2020 ~	19,400	19,422
2.603% (US0003M + 0.300%) due 10/15/2020 ~	17,400	17,423
2.618% (US0003M + 0.480%) due 06/11/2021 ~	1,700	1,705
2.830% (US0003M + 0.730%) due 06/27/2022 ~	25,750	26,011
John Deere Capital Corp.
2.622% (US0003M + 0.490%) due 06/13/2022 ~	27,000	27,062
2.652% (US0003M + 0.550%) due 06/07/2023 ~	18,000	18,066
JPMorgan Chase & Co.
2.652% (US0003M + 0.550%) due 03/09/2021 ~	39,141	39,195
2.755% (US0003M + 0.610%) due 06/18/2022 ~	67,000	67,227
3.618% (US0003M + 1.480%) due 03/01/2021 ~	12,595	12,789
JPMorgan Chase Bank N.A.
2.494% (US0003M + 0.370%) due 02/19/2021 ~	2,300	2,301
2.543% (US0003M + 0.290%) due 02/01/2021 ~	27,885	27,896
2.607% (US0003M + 0.340%) due 04/26/2021 ~	13,905	13,914
KEB Hana Bank 2.799% (US0003M + 0.700%) due 10/02/2022 ~(a)	15,000	15,044
Lloyds Bank PLC 2.699% (US0003M + 0.490%) due 05/07/2021 ~	41,900	41,908
Lloyds Banking Group PLC 2.959% (US0003M + 0.800%) due 06/21/2021 ~	8,800	8,823
Macquarie Bank Ltd. 3.376% (US0003M + 1.120%) due 07/29/2020 ~	51,650	52,053
MassMutual Global Funding 2.258% (US0003M + 0.125%) due 03/04/2021 ~	3,700	3,694
Metropolitan Life Global Funding
2.320% (SOFRRATE + 0.500%) due 05/28/2021 ~	58,100	58,173
2.390% due 09/07/2020 •	40,000	40,112
Mitsubishi UFJ Financial Group, Inc.
2.802% (US0003M + 0.700%) due 03/07/2022 ~	11,100	11,111
2.878% (US0003M + 0.740%) due 03/02/2023 ~	16,000	16,005
3.066% (US0003M + 0.790%) due 07/25/2022 ~	42,136	42,321
3.070% (US0003M + 0.920%) due 02/22/2022 ~	32,939	33,168
3.187% (US0003M + 1.060%) due 09/13/2021 ~	62,606	63,306
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020	31,800	31,905
2.750% due 10/21/2020	13,778	13,839
Mizuho Financial Group, Inc.
2.977% (US0003M + 0.850%) due 09/13/2023 ~	26,520	26,587
3.018% (US0003M + 0.880%) due 09/11/2022 ~	42,600	42,854
3.084% (US0003M + 0.940%) due 02/28/2022 ~	24,990	25,168
3.162% (US0003M + 0.840%) due 07/16/2023 ~	34,823	34,880
Morgan Stanley
2.731% (US0003M + 0.550%) due 02/10/2021 ~	38,100	38,136
2.738% (SOFRRATE + 0.830%) due 06/10/2022 ~	1,000	1,003
3.208% (US0003M + 0.930%) due 07/22/2022 ~	25,060	25,256
3.458% (US0003M + 1.180%) due 01/20/2022 ~	56,556	57,115
Nationwide Building Society
2.350% due 01/21/2020	1,000	1,000
6.250% due 02/25/2020	5,583	5,672
NatWest Markets PLC 3.504% (US0003M + 1.400%) due 09/29/2022 ~	53,700	54,119
New York Life Global Funding 2.780% (US0003M + 0.440%) due 07/12/2022 ~	30,000	30,092
Nissan Motor Acceptance Corp.
2.150% due 07/13/2020	5,545	5,540
2.150% due 09/28/2020	17,660	17,636
2.494% (US0003M + 0.390%) due 09/28/2020 ~	11,446	11,444
2.494% due 09/28/2020 •	3,200	3,199
2.639% (US0003M + 0.520%) due 03/15/2021 ~	7,200	7,198
2.693% (US0003M + 0.390%) due 07/13/2020 ~	22,600	22,605
2.789% (US0003M + 0.630%) due 09/21/2021 ~	25,337	25,343
2.794% due 09/28/2022 •	9,850	9,836
2.953% (US0003M + 0.650%) due 07/13/2022 ~	9,550	9,528
3.193% (US0003M + 0.890%) due 01/13/2022 ~	43,745	43,951
Nordea Bank Abp 2.587% (US0003M + 0.470%) due 05/29/2020 ~	9,000	9,023
NRW Bank 2.373% (US0003M + 0.120%) due 02/01/2022 ~	27,000	27,120
OMX Timber Finance Investments LLC 5.420% due 01/29/2020	4,900	4,910
PNC Bank N.A. 2.709% (US0003M + 0.450%) due 07/22/2022 ~	111,900	111,911
Protective Life Global Funding 2.624% (US0003M + 0.520%) due 06/28/2021 ~	10,000	10,046
Qatari Diar Finance Co. 5.000% due 07/21/2020	15,125	15,443

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

QNB Finance Ltd.
2.875% due 04/29/2020	9,450	9,471
3.432% (US0003M + 1.320%) due 12/06/2021 ~(b)	8,400	8,414
3.474% (US0003M + 1.350%) due 05/31/2021 ~	55,657	56,431
3.531% (US0003M + 1.350%) due 02/12/2020 ~	53,700	53,911
3.559% (US0003M + 1.350%) due 02/07/2020 ~	8,600	8,638
3.870% (US0003M + 1.570%) due 07/18/2021 ~	11,400	11,551
Reckson Operating Partnership LP 7.750% due 03/15/2020	33,067	33,842
Reliance Standard Life Global Funding 2.500% due 01/15/2020	5,000	5,004
Royal Bank of Canada 2.726% (US0003M + 0.470%) due 04/29/2022 ~	34,000	34,080
Royal Bank of Scotland Group PLC
3.628% (US0003M + 1.470%) due 05/15/2023 ~	51,982	52,054
6.400% due 10/21/2019	20,442	20,487
Santander Holdings USA, Inc. 2.650% due 04/17/2020	40,232	40,312
Santander UK Group Holdings PLC 2.875% due 10/16/2020	9,000	9,037
Santander UK PLC
2.125% due 11/03/2020	1,010	1,010
2.587% (US0003M + 0.300%) due 11/03/2020 ~	500	500
2.758% (US0003M + 0.620%) due 06/01/2021 ~	31,718	31,756
2.818% (US0003M + 0.660%) due 11/15/2021 ~	30,042	30,087
Scentre Group Trust 2.375% due 11/05/2019	3,300	3,299
Skandinaviska Enskilda Banken AB 2.554% (US0003M + 0.430%) due 05/17/2021 ~	15,000	15,044
SL Green Operating Partnership LP 3.148% (US0003M + 0.980%) due 08/16/2021 ~	13,800	13,802
Standard Chartered PLC
3.050% due 01/15/2021	1,350	1,361
3.334% (US0003M + 1.200%) due 09/10/2022 ~	31,300	31,476
State Bank of India 3.253% (US0003M + 0.950%) due 04/06/2020 ~	56,509	56,603
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020	3,500	3,500
Sumitomo Mitsui Banking Corp. 2.692% (US0003M + 0.370%) due 10/16/2020 ~	56,400	56,530
Sumitomo Mitsui Financial Group, Inc.
3.040% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,514
3.120% (US0003M + 0.780%) due 07/12/2022 ~	40,065	40,226
3.311% (US0003M + 0.970%) due 01/11/2022 ~	12,000	12,105
3.432% (US0003M + 1.110%) due 07/14/2021 ~	14,389	14,564
3.782% (US0003M + 1.680%) due 03/09/2021 ~	6,000	6,111
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 10/18/2019	5,735	5,735
3.210% (US0003M + 0.910%) due 10/18/2019 ~	12,150	12,156
Svenska Handelsbanken AB 2.602% (US0003M + 0.470%) due 05/24/2021 ~	9,700	9,737
Synchrony Bank 2.729% (US0003M + 0.625%) due 03/30/2020 ~	31,275	31,291
Synchrony Financial
2.700% due 02/03/2020	12,896	12,911
3.517% (US0003M + 1.230%) due 02/03/2020 ~	250	251
Toronto-Dominion Bank 2.409% (US0003M + 0.270%) due 03/17/2021 ~	28,000	28,035
Toyota Motor Credit Corp. 2.524% due 05/17/2022 •	13,250	13,265
UBS AG 2.618% (US0003M + 0.480%) due 12/01/2020 ~	15,881	15,927
UBS Group Funding Switzerland AG
3.108% (US0003M + 0.950%) due 08/15/2023 ~	37,500	37,698
4.083% due 04/14/2021 •	29,660	30,288
United Overseas Bank Ltd. 2.739% (US0003M + 0.480%) due 04/23/2021 ~	13,000	13,035
Wells Fargo & Co. 3.111% (US0003M + 0.930%) due 02/11/2022 ~	16,102	16,204
Wells Fargo Bank N.A.
2.752% (US0003M + 0.620%) due 05/27/2022 ~	56,600	56,754
2.788% (US0003M + 0.510%) due 10/22/2021 ~	41,162	41,304
2.798% (US0003M + 0.660%) due 09/09/2022 ~	41,000	41,109
		4,531,573
INDUSTRIALS 24.5%
Alimentation Couche-Tard, Inc. 2.350% due 12/13/2019	2,000	2,000
Allergan Funding SCS
3.000% due 03/12/2020	51,237	51,389
3.387% (US0003M + 1.255%) due 03/12/2020 ~	76,731	77,046
Altria Group, Inc. 2.625% due 01/14/2020	5,000	5,002

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Amgen, Inc. 2.631% (US0003M + 0.450%) due 05/11/2020 ~	21,408	21,445
Apple, Inc. 2.531% (US0003M + 0.350%) due 05/11/2022 ~	100	100
AutoNation, Inc. 5.500% due 02/01/2020	2,853	2,883
BAT Capital Corp.
2.765% due 08/14/2020 •	88,276	88,460
3.038% (US0003M + 0.880%) due 08/15/2022 ~	46,600	46,886
BAT International Finance PLC 2.750% due 06/15/2020	4,000	4,012
Bayer U.S. Finance LLC
2.375% due 10/08/2019	100,935	100,935
2.736% (US0003M + 0.630%) due 06/25/2021 ~	28,197	28,173
Becton Dickinson and Co. 2.404% due 06/05/2020	12,700	12,715
BMW Finance NV 2.965% (US0003M + 0.790%) due 08/12/2022 ~	32,000	32,124
BMW U.S. Capital LLC
2.676% (US0003M + 0.500%) due 08/13/2021 ~	1,390	1,393
2.683% (US0003M + 0.380%) due 04/06/2020 ~	4,040	4,047
2.750% (US0003M + 0.410%) due 04/12/2021 ~	25,399	25,424
2.833% (US0003M + 0.530%) due 04/14/2022 ~	12,000	11,993
2.943% (US0003M + 0.640%) due 04/06/2022 ~	18,334	18,410
Bristol-Myers Squibb Co. 2.548% (US0003M + 0.380%) due 05/16/2022 ~	56,600	56,679
Broadcom Corp. 2.375% due 01/15/2020	189,513	189,515
Campbell Soup Co. 2.619% (US0003M + 0.500%) due 03/16/2020 ~	1,600	1,600
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	24,200	24,198
2.381% due 09/17/2020	5,500	5,505
2.618% (US0003M + 0.460%) due 02/15/2022 ~	19,800	19,756
2.826% (US0003M + 0.560%) due 11/02/2021 ~	21,250	21,274
2.827% (US0003M + 0.540%) due 08/04/2020 ~	34,400	34,478
2.948% due 03/03/2022 •	70,960	71,405
2.989% (US0003M + 0.850%) due 09/14/2021 ~	22,050	22,214
3.138% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,007
3.144% (US0003M + 1.000%) due 05/28/2021 ~	31,000	31,283
3.329% (US0003M + 1.070%) due 04/23/2021 ~	7,570	7,647
Charter Communications Operating LLC 3.579% due 07/23/2020	70,398	71,038
Cigna Corp.
2.489% (US0003M + 0.350%) due 03/17/2020 ~	50,575	50,586
2.789% (US0003M + 0.650%) due 09/17/2021 ~	51,000	51,002
3.200% due 09/17/2020	2,871	2,899
CNPC General Capital Ltd. 2.700% due 11/25/2019	4,437	4,440
Comcast Corp. 2.429% (US0003M + 0.330%) due 10/01/2020 ~	37,690	37,761
Conagra Brands, Inc.
2.811% (US0003M + 0.500%) due 10/09/2020 ~	31,376	31,378
3.028% (US0003M + 0.750%) due 10/22/2020 ~	5,678	5,679
Constellation Brands, Inc.
2.000% due 11/07/2019	15,000	14,994
2.858% (US0003M + 0.700%) due 11/15/2021 ~	40,415	40,416
CVS Health Corp.
2.732% (US0003M + 0.630%) due 03/09/2020 ~	1,652	1,655
2.822% (US0003M + 0.720%) due 03/09/2021 ~	8,700	8,744
D.R. Horton, Inc. 4.000% due 02/15/2020	12,076	12,149
Daimler Finance North America LLC
2.250% due 03/02/2020	2,685	2,686
2.611% (US0003M + 0.430%) due 02/12/2021 ~	10,775	10,763
2.837% (US0003M + 0.550%) due 05/04/2021 ~	43,938	43,926
2.957% (US0003M + 0.670%) due 11/05/2021 ~	47,000	47,141
3.030% (US0003M + 0.880%) due 02/22/2022 ~	38,400	38,607
3.058% (US0003M + 0.900%) due 02/15/2022 ~	27,000	27,149
3.127% (US0003M + 0.840%) due 05/04/2023 ~	3,200	3,204
Dell International LLC 4.420% due 06/15/2021	2,259	2,330
Deutsche Telekom International Finance BV 2.883% (US0003M + 0.580%) due 01/17/2020 ~	60,615	60,690
Diageo Capital PLC 2.364% (US0003M + 0.240%) due 05/18/2020 ~	5,000	5,002
Dignity Health 2.637% due 11/01/2019	8,000	8,000
Discovery Communications LLC 2.800% due 06/15/2020	26,572	26,666
Dominion Energy Gas Holdings LLC 2.719% (US0003M + 0.600%) due 06/15/2021 ~	44,900	45,104
DXC Technology Co. 3.082% (US0003M + 0.950%) due 03/01/2021 ~	4,311	4,310

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Enbridge, Inc.
2.738% (US0003M + 0.400%) due 01/10/2020 ~	8,150	8,152
2.819% (US0003M + 0.700%) due 06/15/2020 ~	12,250	12,273
Energy Transfer Operating LP 7.500% due 10/15/2020	6,089	6,400
Enterprise Products Operating LLC 2.550% due 10/15/2019	1,350	1,350
EQT Corp. 2.869% (US0003M + 0.770%) due 10/01/2020 ~	500	498
ERAC USA Finance LLC 2.350% due 10/15/2019	12,160	12,161
Florida Gas Transmission Co. LLC 5.450% due 07/15/2020	550	563
Fortune Brands Home & Security, Inc. 3.000% due 06/15/2020	14,237	14,290
GATX Corp. 3.007% (US0003M + 0.720%) due 11/05/2021 ~	10,700	10,732
General Electric Co.
2.200% due 01/09/2020	2,974	2,971
2.500% due 03/28/2020	5,700	5,695
3.103% (US0003M + 0.800%) due 04/15/2020 ~	2,890	2,887
General Mills, Inc. 6.610% due 10/15/2022	10,800	11,281
General Motors Co. 3.009% (US0003M + 0.800%) due 08/07/2020 ~	25,570	25,622
GlaxoSmithKline Capital PLC 2.525% (US0003M + 0.350%) due 05/14/2021 ~	6,400	6,411
Goodrich Corp. 4.875% due 03/01/2020	10,000	10,109
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	73,577	73,576
2.807% (US0003M + 0.680%) due 03/12/2021 ~	11,500	11,526
3.009% (US0003M + 0.720%) due 10/05/2021 ~	21,200	21,202
3.600% due 10/15/2020	13,500	13,676
Honeywell International, Inc. 2.557% (US0003M + 0.370%) due 08/08/2022 ~	61,000	61,362
Hyundai Capital America
2.550% due 04/03/2020	7,925	7,925
2.600% due 03/19/2020	29,195	29,206
2.750% due 09/18/2020	2,000	2,004
2.945% due 09/18/2020 •	8,500	8,516
2.952% (US0003M + 0.820%) due 03/12/2021 ~	3,330	3,335
3.000% due 10/30/2020	2,056	2,066
3.132% (US0003M + 0.800%) due 04/03/2020 ~	1,645	1,649
3.145% (US0003M + 1.000%) due 09/18/2020 ~	5,738	5,753
3.243% due 07/08/2021 •	4,700	4,707
3.450% due 03/12/2021	10,922	11,062
Imperial Brands Finance PLC 2.950% due 07/21/2020	34,935	35,067
Incitec Pivot Finance LLC 6.000% due 12/10/2019	15,855	15,956
Japan Tobacco, Inc. 2.000% due 04/13/2021	9,000	8,950
Kansas City Southern 2.350% due 05/15/2020	250	250
Kinder Morgan Energy Partners LP 6.850% due 02/15/2020	6,873	6,989
Kinder Morgan, Inc. 3.050% due 12/01/2019	7,556	7,560
KLA Corp. 3.375% due 11/01/2019	2,905	2,906
Kraft Heinz Foods Co.
2.751% (US0003M + 0.570%) due 02/10/2021 ~	19,127	19,091
2.800% due 07/02/2020	12,557	12,580
L3Harris Technologies, Inc. 2.746% (US0003M + 0.480%) due 04/30/2020 ~	4,900	4,901
Life Technologies Corp. 6.000% due 03/01/2020	63,629	64,609
Marriott International, Inc.
2.738% (US0003M + 0.600%) due 12/01/2020 ~	20,000	20,070
2.752% (US0003M + 0.650%) due 03/08/2021 ~	12,158	12,206
Martin Marietta Materials, Inc.
2.656% (US0003M + 0.500%) due 12/20/2019 ~	9,665	9,667
2.800% (US0003M + 0.650%) due 05/22/2020 ~	10,506	10,522
McDonald's Corp. 2.686% (US0003M + 0.430%) due 10/28/2021 ~	20,600	20,610
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	19,750	19,742
2.866% (US0003M + 0.610%) due 10/28/2019 ~	49,890	49,916
Mylan NV 3.750% due 12/15/2020	31,293	31,762
NTT Finance Corp. 2.634% (US0003M + 0.530%) due 06/29/2020 ~	107,066	107,245

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NXP BV 4.125% due 06/01/2021	3,600	3,695
Occidental Petroleum Corp.
3.137% (US0003M + 0.950%) due 02/08/2021 ~	29,270	29,464
3.437% (US0003M + 1.250%) due 08/13/2021 ~	18,070	18,181
Penske Truck Leasing Co. LP
3.050% due 01/09/2020	13,350	13,367
3.200% due 07/15/2020	19,000	19,115
3.650% due 07/29/2021	1,200	1,228
Phillips 66
2.732% (US0003M + 0.600%) due 02/26/2021 ~	7,905	7,905
3.053% (US0003M + 0.750%) due 04/15/2020 ~	8,300	8,303
QUALCOMM, Inc. 2.686% (US0003M + 0.550%) due 05/20/2020 ~	37,684	37,760
Reckitt Benckiser Treasury Services PLC 2.695% (US0003M + 0.560%) due 06/24/2022 ~	31,650	31,552
Reynolds American, Inc. 3.250% due 06/12/2020	1,746	1,757
Rockies Express Pipeline LLC 5.625% due 04/15/2020	10,200	10,366
Smithfield Foods, Inc. 2.700% due 01/31/2020	13,059	13,052
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~	1,744	1,747
Telefonica Emisiones S.A. 5.134% due 04/27/2020	21,173	21,514
Textron, Inc. 2.731% (US0003M + 0.550%) due 11/10/2020 ~	4,800	4,799
Time Warner Cable LLC 5.000% due 02/01/2020	35,068	35,355
Tyson Foods, Inc.
2.602% (US0003M + 0.450%) due 08/21/2020 ~	16,115	16,118
2.682% (US0003M + 0.550%) due 06/02/2020 ~	31,286	31,310
United Technologies Corp.
2.818% (US0003M + 0.650%) due 08/16/2021 ~	20,700	20,702
8.875% due 11/15/2019	1,585	1,597
VMware, Inc. 2.300% due 08/21/2020	18,405	18,417
Volkswagen Group of America Finance LLC
2.400% due 05/22/2020	8,562	8,568
2.946% (US0003M + 0.770%) due 11/13/2020 ~	84,490	84,790
2.972% (US0003M + 0.860%) due 09/24/2021 ~	15,000	15,029
3.121% (US0003M + 0.940%) due 11/12/2021 ~	16,100	16,195
3.875% due 11/13/2020	920	935
Vulcan Materials Co. 2.719% (US0003M + 0.600%) due 06/15/2020 ~	12,115	12,123
Wabtec Corp. 3.419% (US0003M + 1.050%) due 09/15/2021 ~	18,200	18,201
Walt Disney Co. 2.502% (US0003M + 0.390%) due 09/01/2022 ~	28,900	29,007
Woolworths Group Ltd. 4.000% due 09/22/2020	1,325	1,344
ZF North America Capital, Inc. 4.000% due 04/29/2020	800	805
Zimmer Biomet Holdings, Inc. 2.700% due 04/01/2020	61,616	61,726
		3,124,903
UTILITIES 5.1%
AT&T, Inc.
2.888% (US0003M + 0.750%) due 06/01/2021 ~	26,300	26,434
2.953% (US0003M + 0.650%) due 01/15/2020 ~	1,400	1,402
3.065% (US0003M + 0.890%) due 02/15/2023 ~	35,185	35,266
3.253% (US0003M + 0.950%) due 07/15/2021 ~	34,881	35,198
BP Capital Markets America, Inc. 2.814% (US0003M + 0.650%) due 09/19/2022 ~	26,000	26,082
BP Capital Markets PLC 2.989% (US0003M + 0.870%) due 09/16/2021 ~	21,500	21,740
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	6,000	6,005
Consolidated Edison Co. of New York, Inc. 2.506% (US0003M + 0.400%) due 06/25/2021 ~	49,481	49,663
Duke Energy Corp.
2.675% (US0003M + 0.500%) due 05/14/2021 ~	755	758
2.788% (US0003M + 0.650%) due 03/11/2022 ~	25,000	25,143
Entergy Corp. 5.125% due 09/15/2020	1,000	1,020
Exelon Generation Co. LLC
2.950% due 01/15/2020	4,369	4,375
5.200% due 10/01/2019	20,658	20,658
IPALCO Enterprises, Inc. 3.450% due 07/15/2020	5,136	5,167

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Israel Electric Corp. Ltd. 9.375% due 01/28/2020	46,155	47,198
Mississippi Power Co. 2.750% (US0003M + 0.650%) due 03/27/2020 ~	23,200	23,209
NextEra Energy Capital Holdings, Inc.
2.544% (US0003M + 0.400%) due 08/21/2020 ~	30,000	30,002
2.554% (US0003M + 0.450%) due 09/28/2020 ~	1,000	1,001
2.694% (US0003M + 0.550%) due 08/28/2021 ~	2,300	2,301
2.852% (US0003M + 0.720%) due 02/25/2022 ~	2,800	2,826
3.342% due 09/01/2020	10,000	10,114
Optus Finance Pty. Ltd. 4.625% due 10/15/2019	13,862	13,869
Orange S.A. 1.625% due 11/03/2019	3,210	3,208
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	8,800	8,793
Plains All American Pipeline LP
2.600% due 12/15/2019	15,465	15,467
5.750% due 01/15/2020	24,502	24,729
Progress Energy, Inc. 4.875% due 12/01/2019	7,000	7,030
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	3,127	3,166
Sempra Energy
1.625% due 10/07/2019	7,056	7,055
2.400% due 03/15/2020	1,000	1,001
2.569% (US0003M + 0.450%) due 03/15/2021 ~	18,040	17,986
2.803% (US0003M + 0.500%) due 01/15/2021 ~	500	500
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	12,850	12,842
2.375% due 04/12/2020	13,150	13,151
2.500% due 04/28/2020	30,520	30,542
Southern Power Co. 2.706% (US0003M + 0.550%) due 12/20/2020 ~	44,294	44,299
State Grid Overseas Investment Ltd. 2.250% due 05/04/2020	4,062	4,061
TECO Finance, Inc. 5.150% due 03/15/2020	5,545	5,614
Verizon Communications, Inc.
3.119% (US0003M + 1.000%) due 03/16/2022 ~	33,300	33,813
3.258% (US0003M + 1.100%) due 05/15/2025 ~	24,300	24,695
		647,383
Total Corporate Bonds & Notes (Cost $8,284,903)		8,303,859
MUNICIPAL BONDS & NOTES 0.3%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010 3.032% due 11/25/2043 •	551	553
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2017 2.862% (US0001M + 0.780%) due 04/01/2047 ~	27,950	28,034
WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.471% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,401
Total Municipal Bonds & Notes (Cost $35,849)		35,988
U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
2.268% due 05/25/2037 •	29	29
2.318% due 12/25/2045 •	3,912	3,901
2.348% due 02/25/2037 •	83	82
2.368% due 11/25/2036 •	104	104
2.418% due 06/25/2026 •	190	191
2.428% due 09/25/2035 •	485	485
2.438% due 03/25/2037 •	355	355
2.441% due 04/18/2028 - 09/18/2031 •	980	973
2.445% due 01/25/2037 •	521	520
2.468% due 02/25/2038 •	536	538
2.468% due 06/25/2059	12,279	12,318
2.518% due 06/25/2031 - 08/25/2059 •	61,685	61,697
2.518% due 08/25/2059	42,880	42,872
2.541% due 05/18/2032 •	169	169
2.545% due 08/25/2049	32,453	32,507
2.550% due 08/25/2044 •	6,577	6,565
2.580% due 10/25/2044 - 12/25/2048 •	43,315	43,213
2.591% due 03/18/2032 •	144	145
2.600% due 09/25/2049 •	23,823	23,824

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

2.630% due 07/25/2044 •	5,741	5,732
2.680% due 07/25/2046 •	16,161	16,159
2.698% due 12/25/2037 •	549	558
2.718% due 05/25/2037	107	108
2.768% due 03/25/2037 •	86	90
2.768% due 02/25/2040	47	48
2.798% due 02/25/2038 •	985	1,002
2.868% due 07/25/2038 •	106	108
2.918% due 03/25/2032 •	30	31
3.018% due 04/25/2023 •	903	905
4.545% due 05/01/2038 •	540	568
4.713% due 01/01/2036 •	4,075	4,306
FDIC Structured Sale Guaranteed Notes 2.612% due 11/29/2037 •	99	99
Freddie Mac
0.000% due 06/15/2044	18,417	18,366
2.278% due 11/15/2036 - 01/15/2040 •	41	41
2.348% due 02/15/2037 •	1,248	1,252
2.389% due 11/25/2024 •	5,638	5,611
2.448% due 04/15/2041 •	319	320
2.478% due 04/15/2049 - 09/25/2049	46,777	46,752
2.528% due 07/15/2039 •	64	65
2.550% due 05/15/2038 •	4,717	4,709
2.560% due 05/15/2041 •	5,229	5,223
2.580% due 03/15/2037 - 10/15/2038 •	32,852	32,647
2.580% due 08/15/2042 - 03/15/2043	22,458	22,396
2.630% due 12/15/2042 - 11/15/2044 •	11,811	11,796
2.680% due 12/15/2037 •	3,147	3,137
2.750% due 05/22/2024	29,375	29,392
2.800% due 06/03/2024	125,000	125,091
4.670% due 09/01/2037 •	3,130	3,310
Ginnie Mae
2.390% due 05/20/2063 •	989	988
2.429% due 06/20/2066 •	4,544	4,538
2.444% due 04/20/2040 •	10,461	10,486
2.494% due 03/20/2049 - 06/20/2049	62,211	62,248
2.579% due 08/20/2065	28,474	28,391
2.599% due 06/20/2061 - 10/20/2066 •	720	719
2.629% due 10/20/2062 •	5,788	5,778
2.699% due 06/20/2067 •	1,934	1,934
2.729% due 03/20/2061 - 04/20/2064 •	6,014	6,019
2.729% due 07/20/2067	4,154	4,157
2.779% due 04/20/2062	4,050	4,057
2.829% due 05/20/2065 - 10/20/2065 •	14,970	14,981
2.879% due 12/20/2064 •	10,636	10,650
2.879% due 10/20/2065	14,171	14,190
2.929% due 02/20/2062 •	5,686	5,714
2.979% due 12/20/2065 - 08/20/2066 •	13,239	13,311
3.009% due 09/20/2066 •	2,216	2,230
3.029% due 05/20/2066	9,561	9,630
3.029% due 07/20/2066 •	3,668	3,694
3.059% due 08/20/2066 •	1,305	1,316
3.149% due 07/20/2065 •	6,145	6,215
3.229% due 01/20/2066 •	6,082	6,176
3.245% due 12/20/2068 •	11,588	11,471
3.279% due 02/20/2066 •	15,456	15,728
3.487% due 06/20/2067 •	7,815	7,958
3.629% due 04/20/2067 •	2,313	2,354
6.000% due 12/15/2033	21	24
6.500% due 11/15/2033 - 09/15/2034	23	25
7.000% due 01/15/2024 - 07/15/2032	93	95
7.500% due 07/15/2024 - 06/15/2028	68	71
NCUA Guaranteed Notes
2.399% due 12/07/2020 •	596	597
2.527% due 11/05/2020 •	4,050	4,057
2.617% due 12/08/2020 •	1,750	1,753
Total U.S. Government Agencies (Cost $831,413)		831,865
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%
AREIT Trust
2.878% due 02/14/2035 •	756	757
3.048% due 09/14/2036 •	14,000	14,043
Bancorp Commercial Mortgage Trust 3.316% due 09/15/2036 •	17,900	17,922
Bear Stearns Adjustable Rate Mortgage Trust 4.342% due 08/25/2033 ~	801	804
Brass No. 8 PLC 0.000% due 11/16/2066 •	12,900	12,918
BX Commercial Mortgage Trust 2.778% due 11/15/2035 •	17,198	17,214
Citigroup Commercial Mortgage Trust
2.878% due 07/15/2032 •	5,000	5,005
3.308% due 07/15/2027 •	4,100	4,099

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Core Industrial Trust 3.040% due 02/10/2034	11,384	11,632
Credit Suisse Mortgage Capital Trust 2.778% due 07/15/2032 •	13,000	12,987
Exantas Capital Corp. Ltd. 3.025% due 04/15/2036 •	27,093	27,150
GCAT Trust 2.650% due 10/25/2068 ~	4,676	4,696
Ginnie Mae
2.444% due 07/20/2049	19,323	19,318
2.500% due 06/20/2046	49,510	49,381
Gosforth Funding PLC
2.582% due 08/25/2060 •	18,296	18,270
2.634% due 12/19/2059 •	6,233	6,230
GPMT Ltd. 2.944% due 11/21/2035 •	8,860	8,870
Great Wolf Trust 2.878% due 09/15/2034 •	5,000	5,003
GS Mortgage Securities Corp. Trust 2.728% due 07/15/2032 •	16,300	16,274
GS Mortgage Securities Trust 3.648% due 01/10/2047	8,736	9,002
IMT Trust 2.728% due 06/15/2034 •	3,000	2,996
JPMorgan Chase Commercial Mortgage Securities Corp. 3.050% due 09/15/2029 •(a)	45,400	45,516
Lanark Master Issuer PLC 2.902% due 12/22/2069	11,200	11,229
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 2.728% due 11/15/2031 •	834	845
Motel 6 Trust 2.948% due 08/15/2034 •	38,493	38,545
Permanent Master Issuer PLC 2.683% due 07/15/2058 •	4,500	4,502
PFP Ltd. 2.908% due 07/14/2035 •	831	833
Rosslyn Portfolio Trust 2.978% due 06/15/2033 •	4,500	4,504
Shellpoint Co-Originator Trust 3.500% due 08/25/2045 ~	8,120	8,259
Stonemont Portfolio Trust 2.894% due 08/20/2030 •	12,562	12,566
UBS-Barclays Commercial Mortgage Trust 2.829% due 04/10/2046 •	14,981	15,172
VMC Finance LLC
2.845% due 03/15/2035 •	1,618	1,622
2.945% due 10/15/2035 •	9,528	9,530
Wells Fargo Commercial Mortgage Trust
2.886% due 12/13/2031 •	5,400	5,390
3.075% due 07/15/2046 •	5,700	5,733
Wells Fargo-RBS Commercial Mortgage Trust 3.475% due 06/15/2044 •	27,032	27,259
Total Non-Agency Mortgage-Backed Securities (Cost $455,307)		456,076
ASSET-BACKED SECURITIES 13.3%
Allegro CLO Ltd. 3.486% due 01/30/2026 •	2,559	2,560
Ally Auto Receivables Trust 1.750% due 12/15/2021	262	262
Ally Master Owner Trust 2.348% due 07/15/2022 •	20,000	20,013
Apex Credit CLO Ltd. 3.306% due 10/27/2028 •	41,300	41,394
ARI Fleet Lease Trust 2.508% due 11/15/2027 •	10,100	10,130
B&M CLO Ltd. 3.052% due 04/16/2026 •	2,953	2,953
Bank of The West Auto Trust 3.090% due 04/15/2021	14,534	14,560
Barings BDC Static CLO Ltd. 3.323% due 04/15/2027 •	41,625	41,624
Canadian Pacer Auto Receivables Trust
2.700% due 08/19/2020	314	314
3.000% due 06/21/2021	5,650	5,666
CARDS Trust 2.418% due 05/15/2024 •	34,400	34,454
Carmax Auto Owner Trust 1.390% due 05/17/2021	2,262	2,261
CarMax Auto Owner Trust
1.400% due 08/15/2021	6,271	6,256
2.338% due 07/15/2022 •	15,202	15,205
2.730% due 08/16/2021	4,059	4,066

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Chesapeake Funding LLC
1.880% due 06/15/2028	4,954	4,952
1.910% due 08/15/2029	6,906	6,893
1.990% due 05/15/2029	1,152	1,151
2.398% due 08/15/2030	28,182	28,166
2.428% due 04/15/2031	17,454	17,412
2.691% due 09/15/2031 •	15,000	15,011
CIFC Funding Ltd. 3.136% due 10/25/2027 •	8,800	8,783
Citibank Credit Card Issuance Trust 2.666% due 04/22/2026 •	6,000	6,052
Commonbond Student Loan Trust 2.868% due 05/25/2041 •	930	927
Crown Point CLO Ltd.
3.243% due 07/17/2028	21,000	20,945
3.448% due 10/20/2028 •	40,000	40,060
CVP Cascade CLO Ltd. 3.472% due 01/16/2026 •	10,406	10,409
Dell Equipment Finance Trust 3.160% due 02/22/2021	6,824	6,858
Denali Capital CLO LLC 3.317% due 10/26/2027 •	15,180	15,165
Drug Royalty LP 5.153% due 07/15/2023 •	216	217
Dryden Senior Loan Fund 3.203% due 10/15/2027 •	15,200	15,193
Edsouth Indenture LLC
2.748% due 04/25/2039 •	1,133	1,129
3.168% due 09/25/2040 •	253	253
Enterprise Fleet Financing LLC 2.870% due 10/20/2023	405	407
Evergreen Credit Card Trust
2.288% due 10/15/2021 •	18,000	18,000
2.378% due 07/15/2022 •	25,000	25,022
2.508% due 01/15/2023 •	42,000	42,139
Figueroa CLO Ltd.
3.006% due 06/20/2027 •	4,650	4,650
3.203% due 01/15/2027 •	12,143	12,136
Flagship CLO Ltd. 3.172% due 01/16/2026 •	2,001	2,001
Ford Credit Auto Lease Trust
2.030% due 12/15/2020	262	262
2.288% due 02/15/2022 •	29,900	29,889
Ford Credit Auto Owner Trust
1.520% due 08/15/2021	2,334	2,330
1.690% due 11/15/2021	2,482	2,478
Ford Credit Floorplan Master Owner Trust
1.980% due 01/15/2022	2,000	1,998
2.090% due 03/15/2022	356	356
2.650% due 09/15/2024 •	20,400	20,431
Gallatin CLO Ltd. 3.353% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,604
GM Financial Consumer Automobile Receivables Trust 2.080% due 01/19/2021	1,531	1,531
GMF Floorplan Owner Revolving Trust 2.438% due 09/15/2023 •	28,400	28,421
Gracechurch Card Funding PLC 2.428% due 07/15/2022 •	21,200	21,211
Halcyon Loan Advisors Funding Ltd. 3.198% due 04/20/2027 •	4,168	4,170
Hertz Fleet Lease Funding LP 2.519% due 01/10/2033 •	107,500	107,621
Honda Auto Receivables Owner Trust 1.330% due 11/18/2022	3,850	3,846
Hyundai Auto Lease Securitization Trust 1.970% due 07/15/2020	919	918
Kubota Credit Owner Trust 2.800% due 02/16/2021	584	585
LCM LP 3.318% due 10/20/2027 •	3,500	3,501
Marlette Funding Trust
2.690% due 09/17/2029	8,000	8,030
3.130% due 07/16/2029	3,190	3,215
Master Credit Card Trust 2.536% due 07/21/2024 •	12,000	11,996
Mercedes-Benz Auto Lease Trust 3.010% due 02/16/2021	12,793	12,829
Mountain Hawk CLO Ltd. 3.098% due 07/20/2024 •	1,789	1,791
Navient Private Education Loan Trust 2.878% due 11/15/2030 •	16,273	16,288
Navient Private Education Refi Loan Trust
2.328% due 12/15/2059 •	4,131	4,123
3.010% due 06/16/2042	13,848	13,947

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Navient Student Loan Trust
2.428% due 12/15/2059 •	38,780	38,753
2.618% due 07/26/2066 •	11,500	11,531
2.768% due 07/26/2066 •	1,969	1,972
2.818% due 07/26/2066 •	8,454	8,431
3.068% due 12/27/2066 •	19,593	19,684
Nelnet Student Loan Trust
2.258% due 08/23/2027 •	8,047	8,035
2.279% due 12/24/2035 •	4,615	4,582
2.618% due 03/25/2030 •	3,818	3,821
2.818% due 09/25/2065 •	19,690	19,778
2.818% due 08/25/2067 •	31,843	31,830
2.868% due 02/25/2066 •	12,974	12,930
Northstar Education Finance, Inc. 2.718% due 12/26/2031 •	1,047	1,040
OFSI Fund Ltd. 2.953% due 03/20/2025 •	1,415	1,416
OneMain Financial Issuance Trust 2.370% due 09/14/2032	13,600	13,592
Oscar U.S. Funding LLC
2.369% due 08/10/2020	4,163	4,173
2.490% due 08/10/2022	5,000	5,012
3.100% due 04/11/2022	10,718	10,770
OSCAR U.S. Funding Trust LLC 2.519% due 08/10/2021 •	4,370	4,374
Palmer Square CLO Ltd. 3.008% due 08/15/2026 •	6,723	6,731
Palmer Square Loan Funding Ltd.
0.000% due 10/24/2027 •(a)	12,800	12,800
2.903% due 04/15/2026 •	41,441	41,318
3.058% due 11/15/2026 •	9,106	9,102
Panhandle-Plains Higher Education Authority, Inc. 3.449% due 10/01/2035 •	692	695
Penarth Master Issuer PLC
2.421% due 03/18/2022 •	17,000	17,006
2.491% due 09/18/2022	30,000	30,003
2.581% due 07/18/2023	20,000	20,024
PHEAA Student Loan Trust 2.968% due 11/25/2065 •	8,924	8,955
Securitized Term Auto Receivables Trust
2.228% due 02/25/2021 •	12,328	12,324
2.862% due 05/25/2021	8,690	8,721
SLC Student Loan Trust
2.219% due 09/15/2026 •	7,821	7,810
2.229% due 03/15/2027 •	9,168	9,132
2.239% due 06/15/2029 •	24,608	24,476
2.318% due 05/15/2023 •	1,637	1,636
SLM Private Education Loan Trust
1.850% due 06/17/2030	61	61
3.128% due 06/17/2030 •	110	110
4.278% due 06/16/2042 •	5,313	5,360
4.528% due 01/15/2043 •	4,987	5,008
4.540% due 10/17/2044	499	501
SLM Student Loan Trust
2.366% due 01/26/2026 •	8,143	8,125
2.386% due 01/27/2025 •	2,698	2,694
2.386% due 10/27/2025 •	525	525
2.396% due 01/25/2027 •	17,762	17,751
2.416% due 10/25/2028 •	2,638	2,620
2.446% due 07/25/2023 •	484	484
2.589% due 12/15/2027 •	28,062	28,076
2.668% due 12/27/2038 •	3,047	3,040
2.669% due 12/15/2025 •	5,440	5,444
2.718% due 01/25/2029 •	3,412	3,339
2.776% due 04/25/2024 •	1,738	1,739
2.826% due 01/25/2028 •	5,727	5,728
3.776% due 04/25/2023 •	294	295
SMB Private Education Loan Trust
2.328% due 09/15/2025 •	5,993	5,993
2.340% due 09/15/2034	9,581	9,598
2.378% due 02/16/2026 •	9,878	9,877
2.378% due 03/16/2026 •	4,947	4,949
2.490% due 06/15/2027	3,914	3,927
2.928% due 09/15/2034 •	15,712	15,749
2.980% due 07/15/2027	6,393	6,447
3.050% due 05/15/2026	1,074	1,081
3.128% due 09/15/2034 •	7,480	7,547
3.228% due 07/15/2027 •	6,851	6,902
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	6,567	6,577
2.770% due 05/25/2026	3,465	3,477
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028	11,924	12,012
2.930% due 04/26/2027	588	589

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

3.010% due 04/25/2028	11,053	11,148
3.240% due 02/25/2028	8,138	8,216
SoFi Professional Loan Program LLC
1.750% due 07/25/2040	1,373	1,372
2.368% due 02/25/2042 •	1,422	1,421
2.550% due 08/27/2029	66	66
2.618% due 07/25/2040 •	1,015	1,017
2.868% due 07/25/2039 •	3,206	3,217
3.068% due 08/27/2035 •	4,113	4,152
3.118% due 10/27/2036 •	1,303	1,315
3.318% due 02/25/2040 •	1,565	1,588
SoFi Professional Loan Program Trust 3.080% due 01/25/2048	9,442	9,513
Sound Point Clo Ltd. 3.301% due 01/23/2029 •	20,000	19,989
Staniford Street CLO Ltd. 3.299% due 06/15/2025 •	3,399	3,408
Starwood Waypoint Homes Trust 2.978% due 01/17/2035 •	9,594	9,595
THL Credit Wind River CLO Ltd. 3.183% due 01/15/2026 •	10,000	10,005
Towd Point Mortgage Trust 2.618% due 02/25/2057 •	3,891	3,886
Toyota Auto Receivables Owner Trust 1.470% due 09/15/2021	1,202	1,200
Trillium Credit Card Trust
2.296% due 02/27/2023	15,000	15,002
2.396% due 09/26/2023 •	53,000	53,038
2.526% due 01/26/2024 •	19,100	19,133
Upstart Securitization Trust 3.450% due 04/20/2026	2,204	2,212
Utah State Board of Regents
2.768% due 09/25/2056 •	11,243	11,253
2.768% due 01/25/2057 •	7,101	7,102
Venture CLO Ltd. 3.428% due 10/22/2031 •	25,000	25,004
Volkswagen Auto Loan Enhanced Trust 3.050% due 08/20/2021	2,731	2,740
Voya CLO Ltd. 2.996% due 07/25/2026 •	5,076	5,072
WhiteHorse Ltd.
3.233% due 04/17/2027 •	8,625	8,612
3.463% due 07/17/2026 •	739	740
World Omni Auto Receivables Trust 1.300% due 02/15/2022	1,187	1,184
World Omni Automobile Lease Securitization Trust 2.288% due 07/15/2022 •	20,000	20,005
Zais CLO Ltd. 3.453% due 04/15/2028 •	24,100	24,132
Total Asset-Backed Securities (Cost $1,697,849)		1,699,439
SOVEREIGN ISSUES 1.6%
Agence Francaise de Developpement EPIC 2.239% (US0003M + 0.080%) due 03/23/2020 ~	4,200	4,201
CDP Financial, Inc. 4.400% due 11/25/2019	18,000	18,055
Development Bank of Japan, Inc. 2.829% (US0003M + 0.570%) due 04/23/2021 ~	6,000	6,030
Export-Import Bank of India
2.750% due 04/01/2020	2,091	2,096
3.152% (US0003M + 1.000%) due 08/21/2022 ~	31,268	31,268
3.875% due 10/02/2019	23,620	23,620
Export-Import Bank of Korea 2.713% (US0003M + 0.575%) due 06/01/2021 ~	1,000	1,004
Japan Bank for International Cooperation 2.668% (US0003M + 0.390%) due 07/21/2020 ~	66,700	66,878
Korea Development Bank 2.250% due 05/18/2020	6,000	6,006
Korea Expressway Corp.
2.956% (US0003M + 0.700%) due 10/28/2019 ~	8,000	8,000
2.978% (US0003M + 0.700%) due 04/20/2020 ~	12,650	12,675
Korea National Oil Corp. 2.700% (US0003M + 0.600%) due 03/27/2020 ~	1,340	1,342
Qatar Government International Bond 5.250% due 01/20/2020	4,500	4,541

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Tokyo Metropolitan Government 2.125% due 05/19/2020	27,800	27,787
Total Sovereign Issues (Cost $213,102)		213,503
SHORT-TERM INSTRUMENTS 11.4%
CERTIFICATES OF DEPOSIT 0.6%
Lloyds Bank Corporate Markets PLC
2.635% (US0003M + 0.500%) due 09/24/2020 ~	22,500	22,558
2.811% (US0003M + 0.500%) due 10/26/2020 ~	53,900	54,034
		76,592
COMMERCIAL PAPER 5.9%
Aviation Capital Group LLC 2.570% due 10/01/2019	12,000	11,999
Boston Scientific Corp.
2.350% due 10/07/2019	25,000	24,989
2.350% due 10/11/2019	600	600
Campbell Soup Co.
2.320% due 10/11/2019	35,100	35,075
2.400% due 10/30/2019	28,000	27,947
Cox Enterprises, Inc. 2.230% due 10/02/2019	97,000	96,987
CRH America Finance, Inc. 2.200% due 12/06/2019	1,000	996
Encana Corp.
2.540% due 10/07/2019	20,000	19,991
2.560% due 10/28/2019	2,000	1,996
2.560% due 11/01/2019	45,500	45,408
2.640% due 10/10/2019	4,000	3,997
Energy Transfer Partners LP 2.550% due 10/01/2019	120,000	119,991
Entergy Corp. 2.460% due 10/21/2019	39,200	39,145
Ford Motor Credit Co. LLC 3.350% due 01/21/2020	30,000	29,749
Humana, Inc. 2.350% due 10/30/2019	46,300	46,203
Kinder Morgan, Inc. 2.300% due 10/03/2019	10,000	9,998
Marriott International 2.300% due 01/22/2020	18,000	17,869
Molson Coors Brewing Co. 2.290% due 10/10/2019	20,000	19,987
Royal Caribbean Cruise
2.300% due 10/09/2019	16,000	15,991
2.300% due 10/17/2019	39,300	39,258
2.390% due 10/04/2019	10,000	9,997
2.410% due 10/01/2019	30,300	30,298
Smithfield Foods, Inc. 2.450% due 10/15/2019	15,400	15,384
Syngenta Wilmington, Inc. 2.600% due 11/18/2019	60,000	59,804
VW Credit, Inc.
2.450% due 04/01/2020	26,000	25,696
2.970% due 11/04/2019	5,000	4,989
		754,344
REPURCHASE AGREEMENTS (c) 4.5%		571,395
Total Short-Term Instruments (Cost $1,402,075)		1,402,331
Total Investments in Securities (Cost $12,920,498)		12,943,061
Total Investments 101.4% (Cost $12,920,498)		$12,943,061
Other Assets and Liabilities, net (1.4)%		(183,824)
Net Assets 100.0%		$12,759,237

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
QNB Finance Ltd.	3.432%	12/06/2021	06/20/2019	$8,478	$8,414	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	2.250%	09/30/2019	10/01/2019	$68,800	U.S. Treasury Notes 2.125% due 12/31/2022	$(70,258)	$68,800	$68,804
BSN	2.450	09/30/2019	10/01/2019	143,900	U.S. Treasury Notes 2.875% due 09/30/2023	(146,974)	143,900	143,910
FICC	1.500	09/30/2019	10/01/2019	2,595	U.S. Treasury Notes 1.750% due 05/31/2022	(2,650)	2,595	2,595
RDR	2.250	09/30/2019	10/01/2019	41,400	U.S. Treasury Notes 2.000% due 02/28/2021	(42,312)	41,400	41,403
SGY	2.300	09/30/2019	10/01/2019	234,000	U.S. Treasury Notes 2.750% due 05/31/2023	(238,790)	234,000	234,015
TDM	2.300	09/30/2019	10/01/2019	80,700	U.S. Treasury Notes 1.750% due 06/15/2022	(82,863)	80,700	80,705
Total Repurchase Agreements						$(583,847)	$571,395	$571,432
(1)	Includes accrued interest.
The average amount of borrowings outstanding during the period ended September 30, 2019 was $(35,278) at a weighted average interest rate of 2.465%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,531,573	$0	$4,531,573
Industrials	0	3,124,903	0	3,124,903
Utilities	0	647,383	0	647,383
Municipal Bonds & Notes
Arkansas	0	553	0	553
California	0	28,034	0	28,034
Washington	0	7,401	0	7,401
U.S. Government Agencies	0	831,865	0	831,865
Non-Agency Mortgage-Backed Securities	0	456,076	0	456,076
Asset-Backed Securities	0	1,699,439	0	1,699,439
Sovereign Issues	0	213,503	0	213,503
Short-Term Instruments
Certificates of Deposit	0	76,592	0	76,592
Commercial Paper	996	753,348	0	754,344
Repurchase Agreements	0	571,395	0	571,395

Total Investments	$996	$12,942,065	$0	$12,943,061

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7% ¤
MUNICIPAL BONDS & NOTES 93.3%
ALABAMA 1.0%
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033 (a)	$1,350	$1,353
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,178
		3,531
ARIZONA 1.7%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,837
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	1,940	2,469
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	447
		5,753
CALIFORNIA 2.1%
California State General Obligation Notes, Series 2010 5.000% due 11/01/2019	500	502
California State General Obligation Notes, Series 2013 5.000% due 09/01/2021	3,000	3,217
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,632
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,142
Southern California Public Power Authority Revenue Bonds, Series 2007 5.250% due 11/01/2020	575	597
		7,090
COLORADO 2.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	1,580	1,890
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	3,009
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	1,057
5.000% due 11/15/2049	1,500	1,847
Colorado Health Facilities Authority Revenue Notes, Series 2019 5.000% due 08/01/2025	975	1,147
		8,950
CONNECTICUT 6.4%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,819
5.000% due 08/15/2027	3,000	3,640
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,715
5.000% due 10/01/2033	1,020	1,263
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	4,550
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,505
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,348
Metropolitan District, Connecticut General Obligation Bonds, Series 2019 5.000% due 07/15/2030	2,000	2,583
		21,423
DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, Series 2010 5.000% due 12/01/2024	1,000	1,025

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,400
		3,425
FLORIDA 2.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,110
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	570
5.000% due 07/01/2031	900	1,134
Escambia County, Florida Revenue Bonds, Series 2009 1.610% due 04/01/2039	500	500
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	1,000	1,071
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012 5.000% due 10/01/2025	1,500	1,583
Lakeland, Florida Department of Electric Utilities Revenue Bonds, Series 2016 5.000% due 10/01/2026	505	615
Palm Beach County, Florida Revenue Bonds, Series 2012 5.000% due 06/01/2023	1,300	1,427
		8,010
GEORGIA 4.1%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2025	500	542
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	3,128
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	2,000	1,980
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,902
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	733
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	855
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2031	600	731
5.000% due 01/01/2032	525	636
Municipal Electric Authority of Georgia Revenue Notes, Series 2011 5.000% due 01/01/2020	250	252
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2029	500	615
5.000% due 01/01/2030	500	613
		13,987
GUAM 0.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	854
HAWAII 0.7%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,399
ILLINOIS 7.7%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	7,308
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2027	4,000	4,536
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	2,000	2,250
Illinois State General Obligation Bonds, Series 2012 4.000% due 01/01/2024	4,000	4,127
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,500	1,638
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	3,174
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	1,525	1,867
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,233
		26,133
INDIANA 1.0%
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,907

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,594
		3,501
IOWA 0.8%
Iowa Finance Authority Revenue Bonds, Series 2018 1.500% due 02/15/2041	2,840	2,840
KENTUCKY 1.0%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	3,000	3,317
LOUISIANA 1.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016 3.375% due 09/01/2028	2,000	2,032
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	1,039
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.200% due 06/01/2037	910	918
		3,989
MASSACHUSETTS 0.9%
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,877
Massachusetts School Building Authority Revenue Notes, Series 2012 5.000% due 08/15/2022	1,175	1,299
		3,176
MICHIGAN 2.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,380	5,519
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,416
		6,935
MINNESOTA 0.4%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,234
MISSISSIPPI 0.5%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,539
MISSOURI 0.5%
St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020	1,750	1,762
NEBRASKA 0.7%
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	2,231
NEVADA 0.5%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,746
NEW HAMPSHIRE 0.4%
Merrimack County, New Hampshire General Obligation Notes, Series 2012 5.000% due 12/01/2022	1,115	1,244
NEW JERSEY 5.1%
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	1,000	1,081
New Jersey Economic Development Authority Revenue Bonds, Series 2013 3.130% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	3,010
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 5.000% due 07/01/2023	1,000	1,099
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011 5.250% due 06/15/2024	2,500	2,651
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015 5.000% due 06/15/2022	1,000	1,088
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	2,250	2,773
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,500	1,826

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,020	1,198
5.000% due 06/01/2028	2,000	2,479
		17,205
NEW YORK 14.1%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012 5.000% due 05/01/2022	1,000	1,100
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 5.000% due 11/15/2019	500	502
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,578
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	2,500	2,719
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 12/01/2027	1,000	1,216
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,652
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 5.000% due 08/01/2031	5,000	5,818
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	2,500	2,814
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,927
New York Convention Center Development Corp. Revenue Bonds, Series 2015 5.000% due 11/15/2027	2,000	2,427
New York State Dormitory Authority Revenue Bonds, Series 2011 5.000% due 05/01/2022	2,000	2,118
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2025	405	452
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,823
5.000% due 01/15/2032	500	628
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,535	2,883
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,446
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2025	2,000	2,231
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,385
5.000% due 11/15/2028	825	947
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,521
5.000% due 06/01/2027	2,800	3,411
		47,598
NORTH CAROLINA 1.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,822
5.000% due 10/01/2027	1,120	1,231
North Carolina State Revenue Notes, Series 2019 5.000% due 03/01/2020	1,750	1,777
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	288
		5,118
OHIO 2.8%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2022	800	869
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,508
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,441
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	932
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,304
University of Cincinnati, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2024	1,250	1,369
		9,423
PENNSYLVANIA 6.7%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,340	1,656
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,766
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,468

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Delaware River Joint Toll Bridge Commission, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2026	1,500	1,853
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	900	993
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,025
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.250% due 06/15/2023	2,500	2,656
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	406
5.000% due 08/15/2031	300	355
5.000% due 08/15/2033	1,000	1,178
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,563
Pennsylvania Turnpike Commission Revenue Notes, Series 2014 2.460% (MUNIPSA + 0.880%) due 12/01/2020 ~	4,500	4,526
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2027	750	888
Philadelphia Gas Works, Colorado, Pennsylvania Revenue Bonds, Series 2015 5.000% due 08/01/2026	1,000	1,186
		22,519
PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.074% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,267
RHODE ISLAND 2.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	7,500	8,451
SOUTH DAKOTA 0.6%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	1,076
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	1,070
		2,146
TENNESSEE 3.3%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Notes, Series 2019 5.000% due 08/01/2028	950	1,175
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	3,000	3,454
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	907
5.250% due 09/01/2026	1,745	2,086
Tennessee Energy Acquisition Corp., Revenue Bonds, Series 2006 5.000% due 02/01/2027	3,000	3,568
		11,190
TEXAS 10.0%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017 5.000% due 01/01/2026	750	882
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,542
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,110
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008 1.500% due 12/01/2024	3,000	3,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
2.160% (MUNIPSA + 0.580%) due 12/01/2042 ~	2,000	2,001
5.000% due 12/01/2025	500	584
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	4,175
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,819
Mansfield Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019
5.000% due 02/15/2028	250	311
5.000% due 02/15/2029	500	621
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,471
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 5.000% due 02/15/2024	1,165	1,264
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 5.000% due 09/15/2025	1,000	1,103
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012 1.580% due 11/15/2047	2,595	2,595
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,000	1,167
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	322

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

5.000% due 10/15/2030	3,010	3,868
Texas Water Development Board Revenue Notes, Series 2019
5.000% due 04/15/2028 (a)	1,125	1,437
5.000% due 04/15/2029 (a)	690	898
University of Texas System Revenue Bonds, Series 2010 5.000% due 08/15/2022	500	552
		33,722
UTAH 0.9%
Murray, Utah Revenue Bonds, Series 2005 1.500% due 05/15/2037	3,000	3,000
WASHINGTON 3.6%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,871
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	634
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.630% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,535
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	250	291
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018
5.000% due 07/01/2030	750	940
5.000% due 07/01/2031	1,200	1,497
Washington State Revenue Bonds, Series 2012 5.000% due 09/01/2023	2,000	2,207
		11,975
WEST VIRGINIA 0.6%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	2,000	2,067
WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,448
WYOMING 0.4%
Sweetwater County, Wyoming Revenue Bonds, Series 2006 1.700% due 07/15/2026	1,500	1,493
Total Municipal Bonds & Notes (Cost $297,719)		314,691
SHORT-TERM INSTRUMENTS 7.4%
COMMERCIAL PAPER 1.6%
District of Columbia 0.000% due 10/10/2019	3,500	3,500
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2019 0.000% due 11/06/2019	2,000	2,000
		5,500
REPURCHASE AGREEMENTS (d) 0.2%		571
SHORT-TERM NOTES 5.6%
Federal Home Loan Bank
2.034% due 10/18/2019 (b)(c)	5,200	5,195
2.037% due 10/18/2019 (b)(c)	2,800	2,798
2.049% due 10/23/2019 (b)(c)	1,100	1,099
2.060% due 10/25/2019 (b)(c)	6,200	6,192
Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	3,500	3,584
		18,868
Total Short-Term Instruments (Cost $24,938)		24,939
Total Investments in Securities (Cost $322,657)		339,630
Total Investments 100.7% (Cost $322,657)		$339,630
Other Assets and Liabilities, net (0.7)%		(2,505)
Net Assets 100.0%		$337,125

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$571	U.S. Treasury Notes 1.750% due 05/31/2022	$(586)	$571	$571
Total Repurchase Agreements						$(586)	$571	$571
(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$3,531	$0	$3,531
Arizona	0	5,753	0	5,753
California	0	7,090	0	7,090
Colorado	0	8,950	0	8,950
Connecticut	0	21,423	0	21,423
District of Columbia	0	3,425	0	3,425
Florida	0	8,010	0	8,010
Georgia	0	13,987	0	13,987
Guam	0	854	0	854
Hawaii	0	2,399	0	2,399
Illinois	0	26,133	0	26,133
Indiana	0	3,501	0	3,501
Iowa	0	2,840	0	2,840
Kentucky	0	3,317	0	3,317
Louisiana	0	3,989	0	3,989
Massachusetts	0	3,176	0	3,176
Michigan	0	6,935	0	6,935
Minnesota	0	1,234	0	1,234
Mississippi	0	1,539	0	1,539
Missouri	0	1,762	0	1,762
Nebraska	0	2,231	0	2,231
Nevada	0	1,746	0	1,746
New Hampshire	0	1,244	0	1,244
New Jersey	0	17,205	0	17,205
New York	0	47,598	0	47,598
North Carolina	0	5,118	0	5,118
Ohio	0	9,423	0	9,423
Pennsylvania	0	22,519	0	22,519
Puerto Rico	0	1,267	0	1,267
Rhode Island	0	8,451	0	8,451
South Dakota	0	2,146	0	2,146
Tennessee	0	11,190	0	11,190
Texas	0	33,722	0	33,722
Utah	0	3,000	0	3,000
Washington	0	11,975	0	11,975
West Virginia	0	2,067	0	2,067
Wisconsin	0	2,448	0	2,448
Wyoming	0	1,493	0	1,493
Short-Term Instruments
Commercial Paper	0	5,500	0	5,500
Repurchase Agreements	0	571	0	571
Short-Term Notes	0	18,868	0	18,868

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Total Investments	$0	$339,630	$0	$339,630

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
CORPORATE BONDS & NOTES 96.3%
BANKING & FINANCE 38.1%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	$1,415	$1,461
4.625% due 10/30/2020	2,642	2,705
Aflac, Inc. 3.625% due 11/15/2024	3,520	3,749
AIG Global Funding 2.565% (US0003M + 0.480%) due 07/02/2020 ~	1,260	1,264
Air Lease Corp. 3.500% due 01/15/2022	1,562	1,603
American Express Co.
2.650% due 12/02/2022	295	300
4.050% due 12/03/2042	277	322
American Honda Finance Corp. 2.450% due 09/24/2020	1,378	1,385
American International Group, Inc.
3.750% due 07/10/2025	3,027	3,199
3.900% due 04/01/2026	410	437
4.500% due 07/16/2044	345	385
American Tower Corp.
2.750% due 01/15/2027 (a)	1,000	998
3.125% due 01/15/2027	1,545	1,577
3.375% due 10/15/2026	982	1,023
3.500% due 01/31/2023	1,385	1,436
3.600% due 01/15/2028	785	828
Athene Global Funding 3.000% due 07/01/2022	1,110	1,130
Athene Holding Ltd. 4.125% due 01/12/2028	1,663	1,712
Aviation Capital Group LLC
6.750% due 04/06/2021	100	106
7.125% due 10/15/2020	100	105
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028	822	876
5.000% due 04/20/2048	930	1,005
B3 S.A. - Brasil Bolsa Balcao 5.500% due 07/16/2020	730	748
Banco de Credito e Inversiones S.A. 3.500% due 10/12/2027	2,015	2,112
Banco do Brasil S.A. 6.000% due 01/22/2020	275	278
Banco Santander Mexico S.A. 4.125% due 11/09/2022	265	275
Bank of America Corp.
2.369% due 07/21/2021 •	2,000	2,004
3.419% due 12/20/2028 •	2,908	3,037
3.500% due 04/19/2026	2,017	2,147
4.000% due 04/01/2024	2,594	2,785
4.271% due 07/23/2029 •	2,784	3,105
7.750% due 05/14/2038	436	664
Bank of New York Mellon Corp. 3.000% due 02/24/2025	2,381	2,483
Barclays PLC 4.375% due 01/12/2026	3,945	4,172
Berkshire Hathaway Finance Corp. 5.750% due 01/15/2040	722	1,009
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	595	726
BNP Paribas S.A.
4.400% due 08/14/2028	485	536
5.000% due 01/15/2021	3,776	3,919
Boston Properties LP 3.800% due 02/01/2024	500	529
BPCE S.A.
4.500% due 03/15/2025	375	399
4.625% due 09/12/2028	535	602
5.150% due 07/21/2024	195	214
Brighthouse Financial, Inc. 4.700% due 06/22/2047	765	684

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Brookfield Finance, Inc. 4.850% due 03/29/2029	1,170	1,326
Capital One Financial Corp. 4.750% due 07/15/2021	2,204	2,303
Cboe Global Markets, Inc. 3.650% due 01/12/2027	295	314
Charles Schwab Corp. 3.000% due 03/10/2025	250	259
China Cinda Finance Ltd. 4.250% due 04/23/2025	415	439
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,415	3,651
4.350% due 11/03/2045	476	585
Citibank N.A. 3.650% due 01/23/2024	1,621	1,718
Citigroup, Inc.
2.700% due 03/30/2021	1,958	1,978
2.876% due 07/24/2023 •	1,029	1,043
3.400% due 05/01/2026	3,121	3,265
3.700% due 01/12/2026	2,529	2,684
4.000% due 08/05/2024	742	788
8.125% due 07/15/2039	84	137
Citizens Financial Group, Inc. 2.375% due 07/28/2021	100	100
CME Group, Inc.
3.000% due 09/15/2022	1,852	1,912
3.000% due 03/15/2025	295	309
3.750% due 06/15/2028	530	593
4.150% due 06/15/2048	585	702
Commonwealth Bank of Australia 2.750% due 03/10/2022	2,578	2,621
Cooperatieve Rabobank UA
3.875% due 02/08/2022	275	287
5.250% due 05/24/2041	2,446	3,365
Credit Suisse AG 3.000% due 10/29/2021	860	875
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	2,179	2,277
4.875% due 05/15/2045	865	1,061
Crown Castle International Corp.
3.100% due 11/15/2029	904	914
4.450% due 02/15/2026	1,133	1,244
5.250% due 01/15/2023	1,883	2,056
Deutsche Bank AG
3.273% (US0003M + 0.970%) due 07/13/2020 ~	1,310	1,307
4.100% due 01/13/2026	1,807	1,813
Discover Bank 4.650% due 09/13/2028	1,270	1,416
Duke Realty LP
3.875% due 10/15/2022	200	209
4.000% due 09/15/2028	735	802
EPR Properties 4.950% due 04/15/2028	865	943
Essex Portfolio LP 3.250% due 05/01/2023	1,801	1,853
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028	608	658
First Republic Bank 4.375% due 08/01/2046	200	223
Five Corners Funding Trust 4.419% due 11/15/2023	4,349	4,705
Ford Motor Credit Co. LLC
3.336% due 03/18/2021	1,409	1,416
5.875% due 08/02/2021	2,558	2,680
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	3,320	3,313
4.418% due 11/15/2035	2,802	2,944
General Motors Financial Co., Inc.
3.700% due 11/24/2020	713	723
5.250% due 03/01/2026	1,601	1,740
GLP Capital LP
4.375% due 04/15/2021	888	910
5.300% due 01/15/2029	870	962
Goldman Sachs Group, Inc.
2.875% due 02/25/2021	1,930	1,948
3.283% (US0003M + 1.000%) due 07/24/2023 ~	1,395	1,402
3.500% due 01/23/2025	295	308
4.750% due 10/21/2045	825	993
6.750% due 10/01/2037	3,022	4,081
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	200	254
Harley-Davidson Financial Services, Inc. 2.550% due 06/09/2022	890	889

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Highwoods Realty LP 3.050% due 02/15/2030	990	972
HSBC Holdings PLC
2.650% due 01/05/2022	1,560	1,572
3.400% due 03/08/2021	1,644	1,670
3.900% due 05/25/2026	1,895	2,011
4.300% due 03/08/2026	1,796	1,946
4.583% due 06/19/2029 •	856	950
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,018	1,522
John Deere Capital Corp.
2.800% due 03/06/2023	1,810	1,863
3.900% due 07/12/2021	225	233
JPMorgan Chase & Co.
2.550% due 03/01/2021	2,948	2,968
2.950% due 10/01/2026	4,091	4,203
3.625% due 05/13/2024	3,345	3,547
4.850% due 02/01/2044	1,736	2,183
5.400% due 01/06/2042	250	330
KeyCorp 2.900% due 09/15/2020	1,549	1,561
Kilroy Realty LP 3.800% due 01/15/2023	360	376
Kimco Realty Corp. 4.450% due 09/01/2047	640	708
Lazard Group LLC 3.750% due 02/13/2025	2,008	2,100
Liberty Mutual Group, Inc.
3.951% due 10/15/2050 «	730	733
Lloyds Bank PLC 5.800% due 01/13/2020	295	298
Lloyds Banking Group PLC 3.750% due 01/11/2027	3,210	3,333
Macquarie Bank Ltd. 6.625% due 04/07/2021	49	52
Manulife Financial Corp. 4.150% due 03/04/2026	1,208	1,334
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	273	293
4.350% due 01/30/2047	150	173
4.900% due 03/15/2049	250	314
MetLife, Inc.
4.050% due 03/01/2045	345	387
5.700% due 06/15/2035	240	324
5.875% due 02/06/2041	85	115
9.250% due 04/08/2038	365	531
Metropolitan Life Global Funding 2.650% due 04/08/2022	870	882
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	2,635	2,661
3.850% due 03/01/2026	1,843	1,980
Mizuho Financial Group, Inc.
2.273% due 09/13/2021	2,300	2,299
2.632% due 04/12/2021	2,105	2,114
Morgan Stanley
3.875% due 01/27/2026	1,510	1,621
4.350% due 09/08/2026	2,537	2,753
5.750% due 01/25/2021	1,805	1,888
Nasdaq, Inc. 3.850% due 06/30/2026	100	107
National Australia Bank Ltd. 2.800% due 01/10/2022	543	553
Nationwide Building Society 3.960% due 07/18/2030 •	845	884
New York Life Global Funding 2.350% due 07/14/2026	100	100
New York Life Insurance Co.
4.450% due 05/15/2069	250	294
6.750% due 11/15/2039	570	850
Nippon Life Insurance Co.
4.700% due 01/20/2046 •	610	657
5.100% due 10/16/2044 •	385	418
Nissan Motor Acceptance Corp. 2.693% (US0003M + 0.390%) due 07/13/2020 ~	370	370
Nuveen Finance LLC 4.125% due 11/01/2024	782	846
ORIX Corp. 2.900% due 07/18/2022	890	905
PNC Bank N.A. 3.800% due 07/25/2023	395	417
Principal Life Global Funding 3.000% due 04/18/2026	689	712
Progressive Corp. 2.450% due 01/15/2027	150	151

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Raymond James Financial, Inc. 3.625% due 09/15/2026	100	105
Regency Centers LP 2.950% due 09/15/2029	683	682
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	1,190	1,265
Royal Bank of Scotland Group PLC
4.892% due 05/18/2029 •	1,725	1,899
5.076% due 01/27/2030 •	900	1,008
Santander Holdings USA, Inc. 4.500% due 07/17/2025	3,311	3,555
Service Properties Trust 5.000% due 08/15/2022	344	360
Simon Property Group LP 2.450% due 09/13/2029	755	740
Societe Generale S.A. 4.250% due 04/14/2025	445	465
Spirit Realty LP
3.400% due 01/15/2030	495	492
4.450% due 09/15/2026	1,020	1,091
Standard Chartered PLC 3.050% due 01/15/2021	705	711
State Street Corp. 3.024% (US0003M + 0.900%) due 08/18/2020 ~	625	630
Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	300	338
Sumitomo Mitsui Banking Corp. 3.200% due 07/18/2022	1,589	1,632
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	398	397
2.784% due 07/12/2022	1,460	1,482
3.102% due 01/17/2023	1,594	1,636
3.120% (US0003M + 0.780%) due 07/12/2022 ~	1,370	1,375
Synchrony Financial
2.700% due 02/03/2020	200	200
3.950% due 12/01/2027	871	894
Tanger Properties LP 3.750% due 12/01/2024	1,055	1,079
Toyota Motor Credit Corp. 1.900% due 04/08/2021	974	974
U.S. Bancorp 2.950% due 07/15/2022	2,744	2,810
UBS Group Funding Switzerland AG 4.125% due 09/24/2025	2,500	2,703
Ventas Realty LP 4.400% due 01/15/2029	435	483
Visa, Inc. 4.300% due 12/14/2045	1,766	2,193
Washington Prime Group LP 6.450% due 08/15/2024 (d)	585	575
WEA Finance LLC 3.750% due 09/17/2024	1,795	1,903
Wells Fargo & Co.
2.625% due 07/22/2022	2,510	2,539
3.300% due 09/09/2024	3,515	3,677
3.500% due 03/08/2022	1,705	1,759
3.900% due 05/01/2045	709	802
4.125% due 08/15/2023	75	80
4.150% due 01/24/2029	846	938
4.400% due 06/14/2046	458	515
4.750% due 12/07/2046	280	332
Welltower, Inc. 4.250% due 04/15/2028	503	552
Westpac Banking Corp. 2.850% due 05/13/2026	410	425
Weyerhaeuser Co. 4.000% due 11/15/2029	2,469	2,687
WR Berkley Corp. 4.625% due 03/15/2022	301	318
		247,697
INDUSTRIALS 45.9%
Abbott Laboratories
2.550% due 03/15/2022	320	323
4.750% due 11/30/2036	890	1,095
AbbVie, Inc.
2.900% due 11/06/2022	3,217	3,281
3.200% due 05/14/2026	2,051	2,090
4.300% due 05/14/2036	275	291
4.450% due 05/14/2046	900	934
Activision Blizzard, Inc.
2.300% due 09/15/2021	268	269
3.400% due 09/15/2026	2,701	2,811

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

AEP Transmission Co. LLC 4.250% due 09/15/2048	1,010	1,191
Aetna, Inc. 3.875% due 08/15/2047	385	376
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	345	350
3.125% due 11/28/2021	1,461	1,484
3.600% due 11/28/2024	2,375	2,501
Allergan Funding SCS 3.450% due 03/15/2022	935	959
Altria Group, Inc. 2.950% due 05/02/2023	900	915
Amazon.com, Inc.
3.150% due 08/22/2027	1,215	1,292
3.875% due 08/22/2037	2,514	2,893
Amgen, Inc.
3.200% due 11/02/2027	585	612
3.450% due 10/01/2020	864	876
3.625% due 05/22/2024	3,015	3,196
4.400% due 05/01/2045	445	502
4.663% due 06/15/2051	960	1,120
4.950% due 10/01/2041	495	587
Andeavor Logistics LP 5.500% due 10/15/2019	570	571
Anheuser-Busch Cos. LLC 4.900% due 02/01/2046	3,142	3,744
Anheuser-Busch InBev Worldwide, Inc.
5.450% due 01/23/2039	250	317
5.550% due 01/23/2049	545	715
5.800% due 01/23/2059	250	341
Anthem, Inc.
3.500% due 08/15/2024	1,079	1,132
3.650% due 12/01/2027	843	888
4.550% due 03/01/2048	385	427
Apache Corp.
4.750% due 04/15/2043	313	301
5.100% due 09/01/2040	77	77
Apple, Inc.
2.500% due 02/09/2022	980	996
2.500% due 02/09/2025	1,670	1,711
3.250% due 02/23/2026	4,535	4,810
3.450% due 05/06/2024	265	282
3.850% due 08/04/2046	406	459
4.650% due 02/23/2046	560	706
AstraZeneca PLC
4.000% due 01/17/2029	735	819
6.450% due 09/15/2037	1,410	1,995
AutoNation, Inc. 3.800% due 11/15/2027	385	390
Bacardi Ltd. 2.750% due 07/15/2026	100	98
Baidu, Inc. 3.625% due 07/06/2027	900	931
BAT Capital Corp.
2.764% due 08/15/2022	875	884
3.222% due 08/15/2024	755	765
4.540% due 08/15/2047	1,800	1,731
Baxalta, Inc. 5.250% due 06/23/2045	252	327
Bayer U.S. Finance LLC
4.375% due 12/15/2028	90	97
4.875% due 06/25/2048	1,180	1,307
Becton Dickinson and Co. 2.675% due 12/15/2019	202	202
BHP Billiton Finance USA Ltd. 5.000% due 09/30/2043	1,297	1,676
Booking Holdings, Inc. 3.550% due 03/15/2028	727	780
BorgWarner, Inc. 3.375% due 03/15/2025	150	156
Boston Scientific Corp.
3.750% due 03/01/2026	760	813
4.550% due 03/01/2039	595	704
Bristol-Myers Squibb Co. 3.400% due 07/26/2029	4,065	4,350
Broadcom Corp.
2.375% due 01/15/2020	275	275
3.000% due 01/15/2022	435	439
3.625% due 01/15/2024	290	297
3.875% due 01/15/2027	310	312
Broadcom, Inc. 3.125% due 04/15/2021	3,995	4,034
Burlington Northern Santa Fe LLC 5.400% due 06/01/2041	1,828	2,382

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Campbell Soup Co. 4.800% due 03/15/2048	880	994
Cardinal Health, Inc. 2.616% due 06/15/2022	50	50
Caterpillar, Inc. 3.803% due 08/15/2042	1,446	1,631
CBS Corp.
2.500% due 02/15/2023	406	408
2.900% due 01/15/2027	150	149
Celgene Corp. 4.350% due 11/15/2047	890	1,033
Cenovus Energy, Inc.
5.400% due 06/15/2047	887	1,001
6.750% due 11/15/2039	218	267
Charter Communications Operating LLC
4.908% due 07/23/2025	3,902	4,291
5.750% due 04/01/2048	905	1,033
Chevron Corp. 2.100% due 05/16/2021	1,976	1,984
China Resources Gas Group Ltd. 4.500% due 04/05/2022	510	532
Citrix Systems, Inc. 4.500% due 12/01/2027	1,555	1,683
Comcast Corp.
3.125% due 07/15/2022	1,481	1,531
3.200% due 07/15/2036	585	601
3.600% due 03/01/2024	628	667
4.250% due 10/15/2030	1,466	1,670
4.600% due 10/15/2038	595	714
Conagra Brands, Inc.
4.850% due 11/01/2028	595	675
5.300% due 11/01/2038	20	23
5.400% due 11/01/2048	140	166
Concho Resources, Inc.
4.300% due 08/15/2028	786	849
4.875% due 10/01/2047	1,320	1,511
Constellation Brands, Inc.
4.100% due 02/15/2048	284	305
5.250% due 11/15/2048	635	797
Continental Resources, Inc. 4.500% due 04/15/2023	250	260
Corning, Inc. 5.750% due 08/15/2040	235	291
Cox Communications, Inc. 3.350% due 09/15/2026	100	103
CRH America Finance, Inc. 3.400% due 05/09/2027	295	305
CSX Corp.
3.800% due 11/01/2046	515	542
6.220% due 04/30/2040	125	169
CVS Health Corp.
3.250% due 08/15/2029	496	500
3.375% due 08/12/2024	1,930	1,999
5.050% due 03/25/2048	945	1,076
5.125% due 07/20/2045	378	431
D.R. Horton, Inc. 4.000% due 02/15/2020	977	983
Dell International LLC
5.450% due 06/15/2023	485	528
8.100% due 07/15/2036	884	1,130
8.350% due 07/15/2046	450	594
Delta Air Lines, Inc. 4.375% due 04/19/2028	587	627
Deutsche Telekom International Finance BV 3.600% due 01/19/2027	2,040	2,156
Discovery Communications LLC 5.000% due 09/20/2037	250	269
Dolphin Energy Ltd. LLC 5.500% due 12/15/2021	445	473
Dominion Energy Gas Holdings LLC 3.600% due 12/15/2024	932	987
Dow Chemical Co.
3.000% due 11/15/2022	2,214	2,257
5.250% due 11/15/2041	281	324
DP World PLC 5.625% due 09/25/2048	745	864
Eaton Corp. 2.750% due 11/02/2022	453	461
eBay, Inc. 4.000% due 07/15/2042	999	974
Ecopetrol S.A. 5.375% due 06/26/2026	418	470
Eli Lilly & Co. 2.750% due 06/01/2025	1,837	1,898

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	485	514
Enbridge, Inc.
2.819% (US0003M + 0.700%) due 06/15/2020 ~	2,065	2,069
2.900% due 07/15/2022	2,621	2,672
Encana Corp. 5.150% due 11/15/2041	30	32
Energy Transfer Operating LP
3.600% due 02/01/2023	2,623	2,696
4.200% due 04/15/2027	290	305
4.250% due 03/15/2023	445	465
4.650% due 06/01/2021	100	103
4.750% due 01/15/2026	775	841
5.300% due 04/15/2047	670	722
Eni SpA
4.000% due 09/12/2023	865	916
4.750% due 09/12/2028	785	892
Entergy Louisiana LLC 4.200% due 09/01/2048	1,170	1,374
Enterprise Products Operating LLC
3.750% due 02/15/2025	2,529	2,692
3.950% due 02/15/2027	951	1,032
4.850% due 03/15/2044	588	676
Equifax, Inc.
2.300% due 06/01/2021	250	251
7.000% due 07/01/2037	665	860
ERAC USA Finance LLC
3.300% due 12/01/2026	385	398
4.200% due 11/01/2046	650	705
7.000% due 10/15/2037	290	414
Exxon Mobil Corp. 3.176% due 03/15/2024	13	14
FedEx Corp. 4.550% due 04/01/2046	554	582
Fomento Economico Mexicano S.A.B. de C.V. 2.875% due 05/10/2023	1,080	1,092
Fox Corp. 5.476% due 01/25/2039	250	308
Freeport-McMoRan, Inc. 3.550% due 03/01/2022	75	75
GATX Corp. 4.700% due 04/01/2029	1,340	1,511
General Electric Co.
3.100% due 01/09/2023	75	76
5.500% due 01/08/2020	630	635
6.875% due 01/10/2039	311	412
General Motors Co.
4.875% due 10/02/2023	1,973	2,119
5.400% due 04/01/2048	585	588
Georgia-Pacific LLC 3.163% due 11/15/2021	1,985	2,018
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	175	180
6.375% due 05/15/2038	790	1,138
Glencore Finance Canada Ltd. 4.250% due 10/25/2022	2,489	2,597
Grupo Televisa S.A.B.
5.000% due 05/13/2045	275	294
6.625% due 01/15/2040	781	983
GTL Trade Finance, Inc. 5.893% due 04/29/2024	2,939	3,229
Halliburton Co. 5.000% due 11/15/2045	1,685	1,891
HCA, Inc. 4.125% due 06/15/2029	994	1,043
Hess Corp. 5.800% due 04/01/2047	1,000	1,153
Home Depot, Inc.
3.000% due 04/01/2026	1,512	1,586
3.500% due 09/15/2056	100	106
4.250% due 04/01/2046	7	8
IHS Markit Ltd.
4.125% due 08/01/2023	870	917
4.250% due 05/01/2029	1,097	1,183
4.750% due 08/01/2028	275	307
Intel Corp. 3.700% due 07/29/2025	2,014	2,184
International Business Machines Corp.
4.000% due 06/20/2042	92	102
5.600% due 11/30/2039	29	38
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	585	647
Keurig Dr Pepper, Inc. 4.985% due 05/25/2038	250	292

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,255	1,307
5.300% due 09/15/2020	275	283
Kinder Morgan, Inc.
3.050% due 12/01/2019	150	150
5.550% due 06/01/2045	1,611	1,904
KLA Corp. 4.650% due 11/01/2024	1,138	1,254
Kraft Heinz Foods Co.
4.375% due 06/01/2046	2,508	2,385
4.625% due 01/30/2029	290	314
5.200% due 07/15/2045	240	253
6.500% due 02/09/2040	275	326
Kroger Co. 6.150% due 01/15/2020	175	177
Lockheed Martin Corp. 4.090% due 09/15/2052	1,438	1,701
Lowe's Cos., Inc. 4.650% due 04/15/2042	1,108	1,247
Massachusetts Institute of Technology 3.885% due 07/01/2116	250	297
McDonald's Corp. 4.875% due 12/09/2045	3,245	3,937
Medtronic, Inc.
3.150% due 03/15/2022	919	948
3.500% due 03/15/2025	772	829
4.625% due 03/15/2045	194	249
Merck & Co., Inc. 3.700% due 02/10/2045	1,323	1,500
Microsoft Corp.
2.700% due 02/12/2025	3,098	3,218
4.250% due 02/06/2047	720	895
4.450% due 11/03/2045	3,019	3,818
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	1,190	1,188
Moody's Corp.
2.625% due 01/15/2023	1,300	1,315
4.875% due 02/15/2024	2,560	2,823
5.500% due 09/01/2020	250	257
Motorola Solutions, Inc. 5.500% due 09/01/2044	445	475
MPLX LP
4.125% due 03/01/2027	1,366	1,443
4.700% due 04/15/2048	40	42
5.200% due 03/01/2047	737	816
Nexen, Inc.
5.875% due 03/10/2035	250	329
6.400% due 05/15/2037	585	825
Norfolk Southern Corp. 4.650% due 01/15/2046	1,180	1,408
Northrop Grumman Corp. 3.850% due 04/15/2045	505	557
NXP BV 4.125% due 06/01/2021	1,120	1,150
Occidental Petroleum Corp.
2.700% due 08/15/2022	1,460	1,473
2.900% due 08/15/2024	380	383
6.450% due 09/15/2036	990	1,227
ONEOK Partners LP
4.900% due 03/15/2025	722	795
5.000% due 09/15/2023	200	217
Oracle Corp.
2.800% due 07/08/2021	2,074	2,106
4.125% due 05/15/2045	1,946	2,208
Owens Corning 3.400% due 08/15/2026	100	101
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	2,200	2,230
3.400% due 11/15/2026	150	153
PepsiCo, Inc. 2.850% due 02/24/2026	151	157
Pertamina Persero PT
4.300% due 05/20/2023	445	469
6.000% due 05/03/2042	875	1,066
Petroleos Mexicanos
6.750% due 09/21/2047	930	895
6.840% due 01/23/2030	275	261
6.875% due 08/04/2026	575	620
7.690% due 01/23/2050	1,494	1,701
Pfizer, Inc. 4.400% due 05/15/2044	865	1,034
Philip Morris International, Inc.
2.750% due 02/25/2026	218	222
3.375% due 08/11/2025	265	279

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

3.600% due 11/15/2023	390	412
3.875% due 08/21/2042	725	745
6.375% due 05/16/2038	460	634
QUALCOMM, Inc. 3.000% due 05/20/2022	952	976
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	385	442
Reliance Industries Ltd. 4.125% due 01/28/2025	500	534
RELX Capital, Inc. 4.000% due 03/18/2029	920	1,005
Republic Services, Inc.
3.375% due 11/15/2027	877	934
5.250% due 11/15/2021	245	261
Reynolds American, Inc. 4.450% due 06/12/2025	3,124	3,335
Roche Holdings, Inc. 2.625% due 05/15/2026	990	1,015
Rockwell Collins, Inc. 4.800% due 12/15/2043	1,130	1,369
Sabine Pass Liquefaction LLC 5.625% due 02/01/2021	2,402	2,482
SASOL Financing USA LLC 6.500% due 09/27/2028	1,230	1,361
Saudi Arabian Oil Co. 4.250% due 04/16/2039	1,300	1,405
Seagate HDD Cayman
4.750% due 06/01/2023	900	942
4.750% due 01/01/2025	1,040	1,079
4.875% due 03/01/2024	295	310
Sky Ltd. 3.750% due 09/16/2024	256	274
Southern Co. 4.400% due 07/01/2046	889	994
Southern Copper Corp. 6.750% due 04/16/2040	1,250	1,625
Spectra Energy Partners LP 2.827% (US0003M + 0.700%) due 06/05/2020 ~	1,435	1,438
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	148	148
Stryker Corp.
2.625% due 03/15/2021	150	151
3.500% due 03/15/2026	735	783
4.375% due 01/15/2020	100	101
4.625% due 03/15/2046	540	663
Suncor Energy, Inc. 5.950% due 05/15/2035	330	423
Target Corp. 3.875% due 07/15/2020	200	203
Tech Data Corp. 3.700% due 02/15/2022	695	711
Teck Resources Ltd.
6.000% due 08/15/2040	280	304
6.125% due 10/01/2035	1,000	1,137
Telefonica Emisiones S.A.
5.462% due 02/16/2021	125	131
7.045% due 06/20/2036	1,395	1,935
Tencent Holdings Ltd. 3.280% due 04/11/2024	1,435	1,476
Thermo Fisher Scientific, Inc. 2.950% due 09/19/2026	2,592	2,672
Toyota Industries Corp. 3.566% due 03/16/2028	960	1,033
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	165	168
4.625% due 03/01/2034	845	961
7.625% due 01/15/2039	495	738
TWDC Enterprises 18 Corp. 4.125% due 06/01/2044	1,426	1,726
Tyson Foods, Inc.
4.500% due 06/15/2022	3,574	3,782
4.875% due 08/15/2034	837	989
Union Pacific Corp. 3.799% due 10/01/2051	1,415	1,525
United Technologies Corp.
3.100% due 06/01/2022	3,408	3,510
3.650% due 08/16/2023	1,635	1,731
UnitedHealth Group, Inc.
4.750% due 07/15/2045	2,524	3,069
6.875% due 02/15/2038	310	461
Vale Overseas Ltd. 6.875% due 11/21/2036	2,147	2,731
Valero Energy Corp. 4.350% due 06/01/2028	642	698

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Viacom, Inc. 4.250% due 09/01/2023	145	154
Volkswagen Group of America Finance LLC 4.750% due 11/13/2028	1,270	1,414
Wabtec Corp. 4.950% due 09/15/2028	1,392	1,537
Walmart, Inc.
3.050% due 07/08/2026	1,190	1,262
3.250% due 10/25/2020	1,399	1,419
3.700% due 06/26/2028	759	843
Walt Disney Co.
4.950% due 10/15/2045	1,360	1,829
6.400% due 12/15/2035	77	111
Western Midstream Operating LP 4.650% due 07/01/2026	250	247
Whirlpool Corp.
3.700% due 03/01/2023	200	206
5.150% due 03/01/2043	250	272
Williams Cos., Inc. 5.400% due 03/04/2044	1,253	1,407
Woodside Finance Ltd. 3.700% due 09/15/2026	295	305
Wyeth LLC 5.950% due 04/01/2037	1,305	1,779
Yara International ASA 4.750% due 06/01/2028	835	911
Zoetis, Inc.
3.900% due 08/20/2028	585	641
4.700% due 02/01/2043	1,052	1,264
		298,712
UTILITIES 12.3%
Acwa Power Management And Investments One Ltd. 5.950% due 12/15/2039	800	872
American Water Capital Corp. 3.850% due 03/01/2024	708	751
Appalachian Power Co. 7.000% due 04/01/2038	310	449
AT&T, Inc.
3.400% due 06/15/2022	300	309
3.550% due 06/01/2024	2,751	2,880
3.800% due 03/01/2024	604	639
4.100% due 02/15/2028	1,716	1,860
4.125% due 02/17/2026	1,344	1,453
4.300% due 02/15/2030	440	485
4.450% due 04/01/2024	758	820
4.800% due 06/15/2044	2,945	3,271
5.150% due 02/15/2050	495	580
5.250% due 03/01/2037	645	761
5.650% due 02/15/2047	265	329
6.000% due 08/15/2040	200	250
Atmos Energy Corp. 4.150% due 01/15/2043	365	414
Berkshire Hathaway Energy Co. 6.125% due 04/01/2036	924	1,282
BG Energy Capital PLC 5.125% due 10/15/2041	115	148
Black Hills Corp.
3.150% due 01/15/2027	250	254
4.200% due 09/15/2046	100	109
BP Capital Markets America, Inc.
3.937% due 09/21/2028	954	1,059
4.234% due 11/06/2028	575	651
CNOOC Finance Ltd.
3.000% due 05/09/2023	1,880	1,911
3.875% due 05/02/2022	305	315
CNOOC Finance USA LLC 4.375% due 05/02/2028	1,515	1,685
Commonwealth Edison Co. 4.000% due 03/01/2048	585	671
Consolidated Edison Co. of New York, Inc. 3.850% due 06/15/2046	750	818
Consumers Energy Co. 3.125% due 08/31/2024	1,380	1,435
Delmarva Power & Light Co. 3.500% due 11/15/2023	1,232	1,298
DTE Electric Co. 3.650% due 03/15/2024	1,535	1,627
Duke Energy Carolinas LLC 3.950% due 11/15/2028	485	542
Duke Energy Corp.
3.750% due 09/01/2046	100	103
3.950% due 10/15/2023	395	419

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Duke Energy Ohio, Inc. 3.800% due 09/01/2023	2,640	2,802
E.ON International Finance BV 6.650% due 04/30/2038	1,065	1,472
Electricite de France S.A.
4.600% due 01/27/2020	265	267
4.875% due 01/22/2044	1,196	1,395
Enable Midstream Partners LP 4.950% due 05/15/2028	935	972
Enel Finance International NV 6.000% due 10/07/2039	1,764	2,208
Entergy Corp.
4.000% due 07/15/2022	1,203	1,256
5.125% due 09/15/2020	250	255
Exelon Corp.
3.950% due 06/15/2025	565	606
4.450% due 04/15/2046	385	437
Exelon Generation Co. LLC 5.600% due 06/15/2042	525	626
FirstEnergy Corp.
2.850% due 07/15/2022	865	878
7.375% due 11/15/2031	2,507	3,551
Florida Power & Light Co. 4.125% due 02/01/2042	100	116
Gazprom OAO Via Gaz Capital S.A. 6.510% due 03/07/2022	1,110	1,209
Indiana Michigan Power Co. 4.250% due 08/15/2048	880	1,041
Infraestructura Energetica Nova S.A.B. de C.V. 4.875% due 01/14/2048	595	571
Kentucky Utilities Co. 5.125% due 11/01/2040	100	129
KeySpan Gas East Corp. 2.742% due 08/15/2026	445	450
LLPL Capital Pte Ltd. 6.875% due 02/04/2039	588	685
MidAmerican Energy Co.
3.500% due 10/15/2024	2,652	2,825
4.250% due 07/15/2049	385	464
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	250	305
NextEra Energy Capital Holdings, Inc. 3.150% due 04/01/2024	100	103
ONEOK, Inc.
4.550% due 07/15/2028	1,038	1,125
5.200% due 07/15/2048	1,015	1,130
Pacific Gas & Electric Co.
3.500% due 10/01/2020 ^(b)	255	257
5.800% due 03/01/2037 ^(b)	205	232
Pennsylvania Electric Co. 5.200% due 04/01/2020	70	71
Petronas Global Sukuk Ltd. 2.707% due 03/18/2020	405	405
Plains All American Pipeline LP
4.500% due 12/15/2026	385	409
5.150% due 06/01/2042	675	687
Shell International Finance BV
3.875% due 11/13/2028	1,280	1,439
4.000% due 05/10/2046	485	562
4.375% due 03/25/2020	180	182
6.375% due 12/15/2038	1,115	1,631
Sinopec Group Overseas Development Ltd. 2.500% due 04/28/2020	820	821
Southern California Edison Co.
2.850% due 08/01/2029	880	888
4.125% due 03/01/2048	1,070	1,166
Southern California Gas Co.
3.150% due 09/15/2024	1,620	1,697
4.125% due 06/01/2048	615	709
Southern Power Co. 5.150% due 09/15/2041	1,690	1,932
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,015	1,125
Southwestern Public Service Co. 6.000% due 10/01/2036	1,338	1,725
Verizon Communications, Inc.
3.376% due 02/15/2025	69	73
4.016% due 12/03/2029	405	451
4.125% due 08/15/2046	930	1,038
4.400% due 11/01/2034	869	992
4.522% due 09/15/2048	64	76
4.672% due 03/15/2055	1,210	1,453
4.812% due 03/15/2039	250	300
4.862% due 08/21/2046	1,107	1,356

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Virginia Electric & Power Co. 8.875% due 11/15/2038	621	1,040
		80,045
Total Corporate Bonds & Notes (Cost $596,442)		626,454
SOVEREIGN ISSUES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	335	342
3.125% due 07/25/2027	1,110	1,154
Total Sovereign Issues (Cost $1,431)		1,496
SHORT-TERM INSTRUMENTS 3.8%
REPURCHASE AGREEMENTS (e) 3.8%		24,597
Total Short-Term Instruments (Cost $24,597)		24,597
Total Investments in Securities (Cost $622,470)		652,547
	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund (c)(d)	2,280	2
Total Short-Term Instruments (Cost $2)		2
Total Investments in Affiliates (Cost $2)		2
Total Investments 100.3% (Cost $622,472)		$652,549
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $(98))		28
Other Assets and Liabilities, net (0.3)%		(1,842)
Net Assets 100.0%		$650,735

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Institutional Class Shares of each Fund.
(d)	Securities with an aggregate market value of $561 were out on loan in exchange for $572 of cash collateral as of September 30, 2019.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$8,297	U.S. Treasury Notes 1.750% due 05/31/2022	$(8,466)	$8,297	$8,298
JPS	2.500	09/30/2019	10/01/2019	7,100	U.S. Treasury Notes 2.625% due 08/15/2020	(7,244)	7,100	7,100
TDM	2.300	09/30/2019	10/01/2019	9,200	U.S. Treasury Notes 1.750% due 06/15/2022	(9,447)	9,200	9,201
Total Repurchase Agreements						$(25,157)	$24,597	$24,599
(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2019	65	$14,008	$(31)	$0	$(2)
U.S. Treasury 30-Year Bond December Futures	12/2019	54	8,765	(108)	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	48	9,212	(159)	3	0
				$(298)	$3	$(4)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2019	32	$(4,170)	$47	$2	$0
Total Futures Contracts				$(251)	$5	$(4)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.IG-31 5-Year Index	1.000%	Quarterly	12/20/2023	$1,600	$9	$26	$35	$1	$0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	2,800	58	2	60	2	0
CDX.IG-32 10-Year Index	1.000	Quarterly	06/20/2029	19,300	(104)	52	(52)	12	0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	500	10	0	10	0	0
CDX.IG-33 10-Year Index	1.000	Quarterly	12/20/2029	13,600	(71)	(18)	(89)	12	0
Total Swap Agreements					$(98)	$62	$(36)	$27	$0
Cash of $1,816 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$998	$245,966	$733	$247,697
Industrials	0	298,712	0	298,712
Utilities	0	80,045	0	80,045
Sovereign Issues	0	1,496	0	1,496
Short-Term Instruments
Repurchase Agreements	0	24,597	0	24,597

	$998	$650,816	$733	$652,547
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	2	0	0	2

Total Investments	$1,000	$650,816	$733	$652,549

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5	$27	$0	$32

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(4)	$0	$0	$(4)

Total Financial Derivative Instruments	$1	$27	$0	$28

Totals	$1,001	$650,843	$733	$652,577

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	September 30, 2019 (Unaudited)

/(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.0% ¤
MUNICIPAL BONDS & NOTES 86.4%
ALABAMA 2.3%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018 4.000% due 12/01/2048	$1,000	$1,079
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033 (a)	450	451
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	1,000	1,089
		2,619
ARIZONA 2.3%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	1,032
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	227
Industrial Development Authority of the County, Arizona of Yavapai Revenue Notes, Series 2010 1.300% due 04/01/2029	1,000	999
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	409
		2,667
CALIFORNIA 0.7%
Southern California Public Power Authority Revenue Bonds, Series 2018 1.830% (MUNIPSA + 0.250%) due 07/01/2040 ~	750	750
COLORADO 1.0%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016 2.322% (0.7*US0001M + 0.860%) due 11/15/2031 ~	855	855
Regional Transportation District, Colorado Revenue Notes, Series 2017 5.000% due 11/01/2019	250	251
		1,106
CONNECTICUT 5.0%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	700
5.000% due 08/15/2023	500	556
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,201
Connecticut State General Obligation Notes, Series 2014 5.000% due 11/15/2022	250	277
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	416
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.000% due 07/01/2033	1,000	1,015
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2015 2.371% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,001
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	568
		5,734
DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Notes, Series 2016 5.000% due 04/01/2022	500	543
FLORIDA 6.0%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	794
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012 5.000% due 06/01/2021	280	296
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2015 5.000% due 06/01/2020	350	352
Florida Municipal Power Agency Revenue Notes, Series 2016 5.000% due 10/01/2020	250	259
Florida State General Obligation Notes, Series 2015 5.000% due 06/01/2022	750	824
Jacksonville, Florida Revenue Notes, Series 2012 5.000% due 10/01/2021	915	980

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,190
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015
5.000% due 10/01/2020	650	674
5.000% due 10/01/2024	710	836
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	617
		6,822
GEORGIA 3.5%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	521
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	500	495
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	1,000	1,024
Monroe County, Georgia Development Authority Revenue Bonds, Series 2002 2.000% due 09/01/2037	1,000	1,003
Municipal Gas Authority of Georgia Revenue Notes, Series 2016 5.000% due 10/01/2019	1,000	1,000
		4,043
ILLINOIS 3.7%
Chicago, Illinois General Obligation Bonds, Series 2012 5.000% due 01/01/2023	1,000	1,057
Illinois Finance Authority Revenue Notes, Series 2015 5.000% due 11/15/2020	540	561
Illinois State General Obligation Notes, Series 2016 5.000% due 06/01/2022	750	803
Illinois State Toll Highway Authority Revenue Notes, Series 2014 5.000% due 12/01/2020	250	260
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010 5.250% due 06/01/2020	1,115	1,142
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	392
		4,215
INDIANA 1.3%
Indiana Finance Authority Revenue Bonds, Series 2011 1.650% due 03/01/2027	650	652
Whiting, Indiana Revenue Bonds, Series 2009 5.250% due 01/01/2021	750	785
		1,437
KENTUCKY 1.8%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	500	553
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Notes, Series 2016 5.000% due 05/15/2021	1,000	1,059
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007 1.650% due 06/01/2033	500	502
		2,114
LOUISIANA 0.3%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	300	301
MASSACHUSETTS 2.4%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 2.080% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	1,000
Massachusetts Development Finance Agency Revenue Notes, Series 2018 5.000% due 07/01/2021	575	610
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,113
		2,723
MICHIGAN 2.2%
Michigan Finance Authority Revenue Notes, Series 2010 5.000% due 12/01/2020	780	813
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,648
		2,461
MINNESOTA 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016 4.000% due 01/01/2021	250	259

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

MISSISSIPPI 0.7%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	779
MISSOURI 0.9%
St Louis, Missouri Revenue Notes, Series 2019 2.500% due 06/01/2020	1,000	1,007
MONTANA 0.8%
Montana Facility Finance Authority Revenue Bonds, Series 2018 2.130% (MUNIPSA + 0.550%) due 08/15/2037 ~	975	974
NEBRASKA 1.7%
Lincoln, Nebraska Electric System Revenue Notes, Series 2012 5.000% due 09/01/2021	485	520
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2021	1,340	1,398
		1,918
NEVADA 1.7%
Clark County, Nevada Revenue Bonds, Series 2017 1.600% due 01/01/2036	1,000	1,000
Humboldt County, Nevada Revenue Bonds, Series 2003 1.450% due 12/01/2024	500	495
Washoe County, Nevada Revenue Bonds, Series 2016 1.850% due 03/01/2036	500	504
		1,999
NEW JERSEY 2.4%
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2020	500	512
New Jersey Turnpike Authority Revenue Notes, Series 2012 5.000% due 01/01/2020	1,070	1,080
South Jersey Port Corp., New Jersey Revenue Notes, Series 2016 5.000% due 01/01/2020	350	352
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2022	750	817
		2,761
NEW YORK 11.4%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2020	500	513
5.000% due 07/15/2021	585	619
Long Island Power Authority, New York Revenue Notes, Series 2015 5.000% due 09/01/2021	140	150
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2024	65	72
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014 5.000% due 11/15/2020	770	801
Metropolitan Transportation Authority, New York Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,173
Metropolitan Transportation Authority, New York Revenue Notes, Series 2019 5.000% due 05/15/2022	750	816
Nassau County, New York General Obligation Notes, Series 2010 5.000% due 10/01/2020	500	518
Nassau County, New York General Obligation Notes, Series 2019 4.000% due 12/10/2019	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019 5.000% due 11/01/2020	500	520
New York City, New York Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	778
New York City, New York Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	752
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 1.650% due 11/01/2044	880	880
New York Power Authority Revenue Bonds, Series 2011 5.000% due 11/15/2022	360	403
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	870	935
New York State Dormitory Authority Revenue Notes, Series 2014 5.000% due 03/15/2020	165	168
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,000	1,036
New York State Housing Finance Agency Revenue Bonds, Series 2005 1.600% due 03/15/2033	100	100
New York State Housing Finance Agency Revenue Bonds, Series 2019 1.800% due 05/01/2050	480	480

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Port Chester-Rye Union Free School District, New York General Obligation Notes, Series 2019 2.500% due 06/12/2020	500	504
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2021	500	529
Yates County, New York General Obligation Notes, (AGM Insured), Series 2010 4.000% due 12/01/2019	295	296
		13,048
NORTH CAROLINA 2.0%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, (AGM Insured), Series 2007 1.620% due 01/15/2044	800	800
North Carolina State Revenue Notes, Series 2019 5.000% due 03/01/2020	500	508
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012 1.800% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	1,000
		2,308
OHIO 1.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2018 2.250% due 02/15/2048	500	504
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012 5.000% due 02/15/2020	175	177
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	549
Ohio Water Development Authority Revenue Notes, Series 2013 5.000% due 06/01/2021	130	138
University of Cincinnati, Ohio Revenue Notes, Series 2018 1.716% (0.67*US0001M + 0.340%) due 06/01/2020 ~	500	500
		1,868
PENNSYLVANIA 7.5%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017 1.922% (0.7*US0001M + 0.490%) due 01/01/2030 ~	750	750
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2020	500	511
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	500	552
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002 2.550% due 12/01/2029	1,000	1,008
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 2.300% (MUNIPSA + 0.720%) due 09/01/2051 ~	500	500
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.502% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	752
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 2.800% due 12/01/2033	1,000	1,024
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 2.180% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,011
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015 5.000% due 08/01/2020	500	515
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010 5.000% due 03/01/2020	1,925	1,954
		8,577
TENNESSEE 1.6%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	671
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,151
		1,822
TEXAS 10.7%
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.950% due 08/01/2049	750	759
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.000% due 10/01/2049 (a)	1,000	1,015
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.500% due 12/01/2024	1,000	1,000
1.500% due 12/01/2027	1,000	1,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 1.590% due 12/01/2043	1,100	1,100
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012 2.400% due 06/01/2030	1,000	1,015
North Texas Tollway Authority Revenue Notes, Series 2014 5.000% due 01/01/2022	720	779
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2020	175	177
5.000% due 01/01/2021	385	403
North Texas Tollway Authority Revenue Notes, Series 2017 5.000% due 01/01/2020	250	252

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	784
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	750	751
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2019 1.500% due 02/15/2044	750	749
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	500	519
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2019	1,000	1,007
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	300	350
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2024	500	589
		12,249
UTAH 2.2%
Utah County, Utah Revenue Bonds, Series 2018 5.000% due 05/15/2057	500	573
Weber County, Utah Revenue Bonds, Series 2000 1.500% due 02/15/2031	2,000	2,000
		2,573
VIRGINIA 0.9%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008 2.150% due 11/01/2035	1,000	1,006
WASHINGTON 5.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 2.030% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	750
King County, Washington Sewer Revenue Bonds, Series 2012 2.600% due 01/01/2043	750	759
Port of Seattle, Washington Revenue Notes, Series 2015 5.000% due 03/01/2023	1,000	1,121
Port of Tacoma, Washington General Obligation Notes, Series 2016 4.000% due 12/01/2022	440	478
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 2.070% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	679
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 2.630% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,014
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	870	992
		5,793
WEST VIRGINIA 1.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2009 2.625% due 12/01/2042	1,000	1,029
West Virginia University Revenue Notes, Series 2011 5.000% due 10/01/2020	500	518
		1,547
WISCONSIN 0.6%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2022	650	710
Total Municipal Bonds & Notes (Cost $97,397)		98,733
SHORT-TERM INSTRUMENTS 15.6%
COMMERCIAL PAPER 3.1%
District of Columbia 0.000% due 10/10/2019	1,000	1,000
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2019 0.000% due 11/06/2019	600	600
State of CA GO 0.000% due 10/10/2019	1,000	1,000
Texas A&M Board of Regents 1.560% due 10/03/2019	1,000	1,000
		3,600
REPURCHASE AGREEMENTS (d) 0.2%		252
SHORT-TERM NOTES 12.3%
Columbia, Missouri Water & Electric System Revenue Notes, Series 2019 5.000% due 10/01/2020 (a)	1,000	1,035

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

Federal Home Loan Bank
1.987% due 11/20/2019 (b)(c)	1,100	1,097
2.034% due 10/18/2019 (b)(c)	4,000	3,997
2.060% due 10/25/2019 (b)(c)	3,000	2,996
2.121% due 11/01/2019 (b)(c)	1,800	1,797
2.156% due 10/18/2019 (b)(c)	2,100	2,098
Texas State Revenue Notes, Series 2019 4.000% due 08/27/2020	1,000	1,024
		14,044
Total Short-Term Instruments (Cost $17,895)		17,896
Total Investments in Securities (Cost $115,292)		116,629
Total Investments 102.0% (Cost $115,292)		$116,629
Other Assets and Liabilities, net (2.0)%		(2,331)
Net Assets 100.0%		$114,298

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$252	U.S. Treasury Notes 1.750% due 05/31/2022	$(257)	$252	$252
Total Repurchase Agreements						$(257)	$252	$252

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,619	$0	$2,619
Arizona	0	2,667	0	2,667
California	0	750	0	750
Colorado	0	1,106	0	1,106
Connecticut	0	5,734	0	5,734
District of Columbia	0	543	0	543
Florida	0	6,822	0	6,822
Georgia	0	4,043	0	4,043
Illinois	0	4,215	0	4,215
Indiana	0	1,437	0	1,437
Kentucky	0	2,114	0	2,114
Louisiana	0	301	0	301
Massachusetts	0	2,723	0	2,723
Michigan	0	2,461	0	2,461
Minnesota	0	259	0	259
Mississippi	0	779	0	779
Missouri	0	1,007	0	1,007
Montana	0	974	0	974
Nebraska	0	1,918	0	1,918
Nevada	0	1,999	0	1,999
New Jersey	0	2,761	0	2,761
New York	0	13,048	0	13,048
North Carolina	0	2,308	0	2,308
Ohio	0	1,868	0	1,868
Pennsylvania	0	8,577	0	8,577
Tennessee	0	1,822	0	1,822
Texas	0	12,249	0	12,249
Utah	0	2,573	0	2,573
Virginia	0	1,006	0	1,006
Washington	0	5,793	0	5,793
West Virginia	0	1,547	0	1,547
Wisconsin	0	710	0	710
Short-Term Instruments
Commercial Paper	0	3,600	0	3,600
Repurchase Agreements	0	252	0	252
Short-Term Notes	0	14,044	0	14,044

Total Investments	$0	$116,629	$0	$116,629

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies

The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca, Inc. (“NYSE Arca”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the "Manager") to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

September 30, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of September 30, 2019, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2019 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$32,287	$81,460	$(65,786)	$0	$0	$47,961	$183	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	712	161	(871)	0	0	2	3	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

4. SUBSEQUENT EVENTS

On November 5, 2019, the Board approved the liquidation of PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund. The liquidation of PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund is expected to occur on December 18, 2019.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CSN	Credit Suisse AG (New York)	JPS	JP Morgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc

Currency Abbreviations:
EUR	Euro	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0003M	3 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate	US0012M	12 Month USD Swap Rate
LIBOR03M	3 Month USD-LIBOR	US0001M	1 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	PSF	Public School Fund	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	UMBS	Uniform Mortgage-Backed Security
CLO	Collateralized Loan Obligation